UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-05017

Ivy Funds Variable Insurance Portfolios

(Exact name of registrant as specified in charter)

6300 Lamar Avenue, Overland Park, Kansas 66202

(Address of principal executive offices) (Zip code)

Mara D. Herrington

6300 Lamar Avenue

Overland Park, Kansas 66202

(Name and address of agent for service)

Registrant’s telephone number, including area code: 913-236-2000

Date of fiscal year end: December 31

Date of reporting period: September 30, 2015

ITEM 1.    SCHEDULE OF INVESTMENTS.

SCHEDULE OF INVESTMENTS Pathfinder Aggressive (in thousands)	SEPTEMBER 30, 2015 (UNAUDITED)

AFFILIATED MUTUAL FUNDS	Shares	Value
Ivy Funds VIP Global Growth	1,689	$13,684
Ivy Funds VIP Growth	1,568	16,628
Ivy Funds VIP International Core Equity	622	9,184
Ivy Funds VIP Limited-Term Bond	2,001	9,779
Ivy Funds VIP Mid Cap Growth	844	7,719
Ivy Funds VIP Small Cap Growth	779	8,236
Ivy Funds VIP Small Cap Value	521	7,958
Ivy Funds VIP Value	1,387	8,167

TOTAL AFFILIATED MUTUAL FUNDS – 99.3%		$81,355
(Cost: $89,213)

SHORT-TERM SECURITIES	Principal
Master Note – 0.7%
Toyota Motor Credit Corp.,
0.200%, 10–7–15 (A)	$593	593

TOTAL SHORT-TERM SECURITIES – 0.7%		$593
(Cost: $593)

TOTAL INVESTMENT SECURITIES – 100.0%		$81,948
(Cost: $89,806)

LIABILITIES, NET OF CASH AND OTHER ASSETS – 0.0%		(14)

NET ASSETS – 100.0%		$81,934

Notes to Schedule of Investments

(A)	Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2015. Date shown represents the date that the variable rate resets.

Each Portfolio’s investments are reported at fair value. Fair value is defined as the price that each Portfolio would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Portfolio.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Portfolio investments by the fair value hierarchy levels as of September 30, 2015.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Affiliated Mutual Funds	$81,355	$—	$—
Short-Term Securities	—	593	—
Total	$81,355	$593	$—

During the period ended September 30, 2015, there were no transfers between any levels.

For Federal income tax purposes, cost of investments owned at September 30, 2015 and the related unrealized appreciation (depreciation) were as follows:

Cost	$89,806
Gross unrealized appreciation	—
Gross unrealized depreciation	(7,858)
Net unrealized depreciation	$(7,858)

SCHEDULE OF INVESTMENTS Pathfinder Conservative (in thousands)	SEPTEMBER 30, 2015 (UNAUDITED)

AFFILIATED MUTUAL FUNDS	Shares	Value
Ivy Funds VIP Dividend Opportunities	1,934	$14,091
Ivy Funds VIP Global Growth	301	2,437
Ivy Funds VIP Growth	1,392	14,761
Ivy Funds VIP International Core Equity	348	5,139
Ivy Funds VIP Limited-Term Bond	4,445	21,723
Ivy Funds VIP Mid Cap Growth	346	3,162
Ivy Funds VIP Money Market	42,038	42,038
Ivy Funds VIP Small Cap Growth	532	5,626
Ivy Funds VIP Small Cap Value	142	2,173
Ivy Funds VIP Value	758	4,462

TOTAL AFFILIATED MUTUAL FUNDS – 99.5%		$115,612
(Cost: $121,034)

SHORT-TERM SECURITIES	Principal
Master Note – 0.5%
Toyota Motor Credit Corp.,
0.200%, 10–7–15 (A)	$607	607

TOTAL SHORT-TERM SECURITIES – 0.5%		$607
(Cost: $607)

TOTAL INVESTMENT SECURITIES – 100.0%		$116,219
(Cost: $121,641)

LIABILITIES, NET OF CASH AND OTHER ASSETS – 0.0%		(15)

NET ASSETS – 100.0%		$116,204

Notes to Schedule of Investments

(A)	Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2015. Date shown represents the date that the variable rate resets.

Each Portfolio’s investments are reported at fair value. Fair value is defined as the price that each Portfolio would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Portfolio.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Portfolio investments by the fair value hierarchy levels as of September 30, 2015.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Affiliated Mutual Funds	$115,612	$—	$—
Short-Term Securities	—	607	—
Total	$115,612	$607	$—

During the period ended September 30, 2015, there were no transfers between any levels.

For Federal income tax purposes, cost of investments owned at September 30, 2015 and the related unrealized appreciation (depreciation) were as follows:

Cost	$121,641
Gross unrealized appreciation	—
Gross unrealized depreciation	(5,422)
Net unrealized depreciation	$(5,422)

SCHEDULE OF INVESTMENTS Pathfinder Moderate (in thousands)	SEPTEMBER 30, 2015 (UNAUDITED)

AFFILIATED MUTUAL FUNDS	Shares	Value
Ivy Funds VIP Dividend Opportunities	17,148	$124,935
Ivy Funds VIP Global Growth	12,583	101,957
Ivy Funds VIP Growth	11,522	122,207
Ivy Funds VIP International Core Equity	3,764	55,598
Ivy Funds VIP Limited-Term Bond	20,806	101,684
Ivy Funds VIP Mid Cap Growth	3,540	32,381
Ivy Funds VIP Money Market	184,695	184,695
Ivy Funds VIP Small Cap Growth	5,729	60,570
Ivy Funds VIP Small Cap Value	2,735	41,741
Ivy Funds VIP Value	7,283	42,871

TOTAL AFFILIATED MUTUAL FUNDS – 99.9%		$868,639
(Cost: $908,759)

SHORT-TERM SECURITIES	Principal
Master Note – 0.1%
Toyota Motor Credit Corp.,
0.200%, 10–7–15 (A)	$490	490

TOTAL SHORT-TERM SECURITIES – 0.1%		$490
(Cost: $490)

TOTAL INVESTMENT SECURITIES – 100.0%		$869,129
(Cost: $909,249)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.0%		39

NET ASSETS – 100.0%		$869,168

Notes to Schedule of Investments

(A)	Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2015. Date shown represents the date that the variable rate resets.

Each Portfolio’s investments are reported at fair value. Fair value is defined as the price that each Portfolio would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Portfolio.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Portfolio investments by the fair value hierarchy levels as of September 30, 2015.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Affiliated Mutual Funds	$868,639	$—	$—
Short-Term Securities	—	490	—
Total	$868,639	$490	$—

During the period ended September 30, 2015, there were no transfers between Level 1 and 2.

For Federal income tax purposes, cost of investments owned at September 30, 2015 and the related unrealized appreciation (depreciation) were as follows:

Cost	$909,249
Gross unrealized appreciation	1,386
Gross unrealized depreciation	(41,506)
Net unrealized depreciation	$(40,120)

SCHEDULE OF INVESTMENTS Pathfinder Moderate – Managed Volatility (in thousands)	SEPTEMBER 30, 2015 (UNAUDITED)

AFFILIATED MUTUAL FUNDS	Shares	Value
Ivy Funds VIP Dividend Opportunities	6,291	$45,835
Ivy Funds VIP Global Growth	4,618	37,420
Ivy Funds VIP Growth	4,200	44,546
Ivy Funds VIP International Core Equity	1,387	20,489
Ivy Funds VIP Limited-Term Bond	7,552	36,907
Ivy Funds VIP Mid Cap Growth	1,302	11,907
Ivy Funds VIP Money Market	67,319	67,319
Ivy Funds VIP Small Cap Growth	2,068	21,869
Ivy Funds VIP Small Cap Value	1,005	15,337
Ivy Funds VIP Value	2,653	15,618

TOTAL AFFILIATED MUTUAL FUNDS – 96.4%		$317,247
(Cost: $351,475)

SHORT-TERM SECURITIES	Principal
Master Note – 3.2%
Toyota Motor Credit Corp.,
0.200%, 10–7–15 (A)	$10,410	10,410

TOTAL SHORT-TERM SECURITIES – 3.2%		$10,410
(Cost: $10,410)

TOTAL INVESTMENT SECURITIES – 99.6%		$327,657
(Cost: $361,885)

CASH AND OTHER ASSETS, NET OF LIABILITIES (B) – 0.4%		1,228

NET ASSETS – 100.0%		$328,885

Notes to Schedule of Investments

(A)	Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2015. Date shown represents the date that the variable rate resets.

(B)	Cash of $1,961 has been pledged as collateral on open futures contracts.

The following futures contracts were outstanding at September 30, 2015 (contracts unrounded):

Description	Type	Expiration Date	Number of Contracts	Value	Unrealized Appreciation
E-mini Russell 2000 Index	Short	12-18-15	65	$(7,124)	$379
S&P 500 Index	Short	12-18-15	70	(33,402)	743
				$(40,526)	$1,122

Each Portfolio’s investments are reported at fair value. Fair value is defined as the price that each Portfolio would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Portfolio.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Portfolio investments by the fair value hierarchy levels as of September 30, 2015.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Affiliated Mutual Funds	$317,247	$—	$—
Short-Term Securities	—	10,410	—
Total	$317,247	$10,410	$—
Futures Contracts	$1,122	$—	$—

During the period ended September 30, 2015, there were no transfers between Level 1 and 2.

For Federal income tax purposes, cost of investments owned at September 30, 2015 and the related unrealized appreciation (depreciation) were as follows:

Cost	$361,885
Gross unrealized appreciation	—
Gross unrealized depreciation	(34,228)
Net unrealized depreciation	$(34,228)

SCHEDULE OF INVESTMENTS Pathfinder Moderately Aggressive (in thousands)	SEPTEMBER 30, 2015 (UNAUDITED)

AFFILIATED MUTUAL FUNDS	Shares	Value
Ivy Funds VIP Dividend Opportunities	20,486	$149,250
Ivy Funds VIP Global Growth	15,032	121,801
Ivy Funds VIP Growth	13,762	145,974
Ivy Funds VIP International Core Equity	7,736	114,276
Ivy Funds VIP Limited-Term Bond	24,949	121,931
Ivy Funds VIP Mid Cap Growth	5,287	48,357
Ivy Funds VIP Money Market	110,311	110,311
Ivy Funds VIP Small Cap Growth	7,820	82,685
Ivy Funds VIP Small Cap Value	5,227	79,791
Ivy Funds VIP Value	8,699	51,209

TOTAL AFFILIATED MUTUAL FUNDS – 99.9%		$1,025,585
(Cost: $1,079,901)

SHORT-TERM SECURITIES	Principal
Master Note – 0.1%
Toyota Motor Credit Corp.,
0.200%, 10–7–15 (A)	$603	603

TOTAL SHORT-TERM SECURITIES – 0.1%		$603
(Cost: $603)

TOTAL INVESTMENT SECURITIES – 100.0%		$1,026,188
(Cost: $1,080,504)

LIABILITIES, NET OF CASH AND OTHER ASSETS – 0.0%		(83)

NET ASSETS – 100.0%		$1,026,105

Notes to Schedule of Investments

(A)	Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2015. Date shown represents the date that the variable rate resets.

Each Portfolio’s investments are reported at fair value. Fair value is defined as the price that each Portfolio would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Portfolio.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Portfolio investments by the fair value hierarchy levels as of September 30, 2015.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Affiliated Mutual Funds	$1,025,585	$—	$—
Short-Term Securities	—	603	—
Total	$1,025,585	$603	$—

During the period ended September 30, 2015, there were no transfers between Level 1 and 2.

For Federal income tax purposes, cost of investments owned at September 30, 2015 and the related unrealized appreciation (depreciation) were as follows:

Cost	$1,080,504
Gross unrealized appreciation	1,522
Gross unrealized depreciation	(55,838)
Net unrealized depreciation	$(54,316)

SCHEDULE OF INVESTMENTS Pathfinder Moderately Aggressive –Managed Volatility (in thousands)	SEPTEMBER 30, 2015 (UNAUDITED)

AFFILIATED MUTUAL FUNDS	Shares	Value
Ivy Funds VIP Dividend Opportunities	1,123	$8,185
Ivy Funds VIP Global Growth	825	6,686
Ivy Funds VIP Growth	752	7,976
Ivy Funds VIP International Core Equity	425	6,283
Ivy Funds VIP Limited-Term Bond	1,358	6,639
Ivy Funds VIP Mid Cap Growth	290	2,657
Ivy Funds VIP Money Market	6,026	6,026
Ivy Funds VIP Small Cap Growth	425	4,489
Ivy Funds VIP Small Cap Value	287	4,384
Ivy Funds VIP Value	475	2,795

TOTAL AFFILIATED MUTUAL FUNDS – 96.6%		$56,120
(Cost: $63,869)

SHORT-TERM SECURITIES	Principal
Master Note – 3.0%
Toyota Motor Credit Corp.,
0.200%, 10–7–15 (A)	$1,756	1,756

TOTAL SHORT-TERM SECURITIES – 3.0%		$1,756
(Cost: $1,756)

TOTAL INVESTMENT SECURITIES – 99.6%		$57,876
(Cost: $65,625)

CASH AND OTHER ASSETS, NET OF LIABILITIES (B) – 0.4%		228

NET ASSETS – 100.0%		$58,104

Notes to Schedule of Investments

(A)	Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2015. Date shown represents the date that the variable rate resets.

(B)	Cash of $375 has been pledged as collateral on open futures contracts.

The following futures contracts were outstanding at September 30, 2015 (contracts unrounded):

Description	Type	Expiration Date	Number of Contracts	Value	Unrealized Appreciation
E-mini Russell 2000 Index	Short	12-18-15	14	$(1,534)	$81
E-mini S&P 500 Index	Short	12-18-15	10	(955)	21
S&P 500 Index	Short	12-18-15	11	(5,249)	114
				$(7,738)	$216

Each Portfolio’s investments are reported at fair value. Fair value is defined as the price that each Portfolio would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Portfolio.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Portfolio investments by the fair value hierarchy levels as of September 30, 2015.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Affiliated Mutual Funds	$56,120	$—	$—
Short-Term Securities	—	1,756	—
Total	$56,120	$1,756	$—
Futures Contracts	$216	$—	$—

During the period ended September 30, 2015, there were no transfers between Level 1 and 2.

For Federal income tax purposes, cost of investments owned at September 30, 2015 and the related unrealized appreciation (depreciation) were as follows:

Cost	$65,625
Gross unrealized appreciation	—
Gross unrealized depreciation	(7,749)
Net unrealized depreciation	$(7,749)

SCHEDULE OF INVESTMENTS Pathfinder Moderately Conservative (in thousands)	SEPTEMBER 30, 2015 (UNAUDITED)

AFFILIATED MUTUAL FUNDS	Shares	Value
Ivy Funds VIP Dividend Opportunities	4,531	$33,012
Ivy Funds VIP Global Growth	2,270	18,397
Ivy Funds VIP Growth	3,514	37,274
Ivy Funds VIP International Core Equity	1,144	16,905
Ivy Funds VIP Limited-Term Bond	9,276	45,336
Ivy Funds VIP Mid Cap Growth	1,079	9,871
Ivy Funds VIP Money Market	70,420	70,420
Ivy Funds VIP Small Cap Growth	1,499	15,846
Ivy Funds VIP Small Cap Value	500	7,636
Ivy Funds VIP Value	2,221	13,077

TOTAL AFFILIATED MUTUAL FUNDS – 99.8%		$267,774
(Cost: $280,990)

SHORT-TERM SECURITIES	Principal
Master Note – 0.2%
Toyota Motor Credit Corp.,
0.200%, 10–7–15 (A)	$576	576

TOTAL SHORT-TERM SECURITIES – 0.2%		$576
(Cost: $576)

TOTAL INVESTMENT SECURITIES – 100.0%		$268,350
(Cost: $281,566)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.0%		7

NET ASSETS – 100.0%		$268,357

Notes to Schedule of Investments

(A)	Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2015. Date shown represents the date that the variable rate resets.

Each Portfolio’s investments are reported at fair value. Fair value is defined as the price that each Portfolio would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Portfolio.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Portfolio investments by the fair value hierarchy levels as of September 30, 2015.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Affiliated Mutual Funds	$267,774	$—	$—
Short-Term Securities	—	576	—
Total	$267,774	$576	$—

During the period ended September 30, 2015, there were no transfers between Level 1 and 2.

For Federal income tax purposes, cost of investments owned at September 30, 2015 and the related unrealized appreciation (depreciation) were as follows:

Cost	$281,566
Gross unrealized appreciation	—
Gross unrealized depreciation	(13,216)
Net unrealized depreciation	$(13,216)

SCHEDULE OF INVESTMENTS Pathfinder Moderately Conservative –Managed Volatility (in thousands)	SEPTEMBER 30, 2015 (UNAUDITED)

AFFILIATED MUTUAL FUNDS	Shares	Value
Ivy Funds VIP Dividend Opportunities	757	$5,515
Ivy Funds VIP Global Growth	379	3,075
Ivy Funds VIP Growth	583	6,182
Ivy Funds VIP International Core Equity	192	2,841
Ivy Funds VIP Limited-Term Bond	1,531	7,480
Ivy Funds VIP Mid Cap Growth	181	1,654
Ivy Funds VIP Money Market	11,670	11,670
Ivy Funds VIP Small Cap Growth	246	2,600
Ivy Funds VIP Small Cap Value	84	1,278
Ivy Funds VIP Value	368	2,167

TOTAL AFFILIATED MUTUAL FUNDS – 96.6%		$44,462
(Cost: $48,580)

SHORT-TERM SECURITIES	Principal
Master Note – 3.0%
Toyota Motor Credit Corp.,
0.200%, 10–7–15 (A)	$1,378	1,378

TOTAL SHORT-TERM SECURITIES – 3.0%		$1,378
(Cost: $1,378)

TOTAL INVESTMENT SECURITIES – 99.6%		$45,840
(Cost: $49,958)

CASH AND OTHER ASSETS, NET OF LIABILITIES (B) – 0.4%		183

NET ASSETS – 100.0%		$46,023

Notes to Schedule of Investments

(A)	Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2015. Date shown represents the date that the variable rate resets.

(B)	Cash of $302 has been pledged as collateral on open futures contracts.

The following futures contracts were outstanding at September 30, 2015 (contracts unrounded):

Description	Type	Expiration Date	Number of Contracts	Value	Unrealized Appreciation
E-mini Russell 2000 Index	Short	12-18-15	10	$(1,096)	$58
E-mini S&P 500 Index	Short	12-18-15	14	(1,336)	29
S&P 500 Index	Short	12-18-15	8	(3,817)	83
				$(6,249)	$170

Each Portfolio’s investments are reported at fair value. Fair value is defined as the price that each Portfolio would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Portfolio.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Portfolio investments by the fair value hierarchy levels as of September 30, 2015:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Affiliated Mutual Funds	$44,462	$—	$—
Short-Term Securities	—	1,378	—
Total	$44,462	$1,378	$—
Futures Contracts	$170	$—	$—

During the period ended September 30, 2015, there were no transfers between Level 1 and 2.

For Federal income tax purposes, cost of investments owned at September 30, 2015 and the related unrealized appreciation (depreciation) were as follows:

Cost	$49,958
Gross unrealized appreciation	—
Gross unrealized depreciation	(4,118)
Net unrealized depreciation	$(4,118)

CONSOLIDATED SCHEDULE OF INVESTMENTS Asset Strategy (in thousands)	SEPTEMBER 30, 2015 (UNAUDITED)

COMMON STOCKS	Shares		Value
Consumer Discretionary

Apparel Retail – 1.5%
Limited Brands, Inc. (A)	212		$19,062

Auto Parts & Equipment – 2.4%
Continental AG (B)	79		16,959
Delphi Automotive plc	194		14,714

			31,673

Cable & Satellite – 0.6%
Comcast Corp., Class A	143		8,117

Casinos & Gaming – 1.6%
Galaxy Entertainment Group (B)	7,838		20,075

Home Improvement Retail – 2.1%
Home Depot, Inc. (The) (A)	230		26,551

Leisure Facilities – 0.0%
Circuit of the Americas LLC, Class B(C)	—	*	—

Leisure Products – 2.1%
Media Group Holdings LLC, Series H (C)(D)(E)(F)	32		9,194
Media Group Holdings LLC, Series I (C)(D)(E)(F)	19		7,505
Media Group Holdings LLC, Series T (C)(D)(E)(F)	4		10,598

			27,297

Movies & Entertainment – 3.5%
Delta Topco Ltd. (D)	56,728		28,431
Legend Pictures LLC (C)(D)(E)	10		16,500

			44,931

Restaurants – 2.0%
Chipotle Mexican Grill, Inc., Class A (C)	13		9,580
McDonald’s Corp.	164		16,139

			25,719

Total Consumer Discretionary – 15.8%			203,425
Consumer Staples

Brewers – 2.3%
SABMiller plc (B)	526		29,763

Hypermarkets & Super Centers – 0.5%
Costco Wholesale Corp.	46		6,636

Packaged Foods & Meats – 2.8%
Kraft Foods Group, Inc.	351		24,745
Mead Johnson Nutrition Co.	159		11,187

			35,932

Soft Drinks – 3.1%
Coca-Cola Co. (The)	663		26,604
PepsiCo, Inc.	143		13,475

			40,079

Tobacco – 1.9%
ITC Ltd. (B)	749		3,757
Philip Morris International, Inc.	266		21,125

			24,882

Total Consumer Staples – 10.6%			137,292
Energy

Oil & Gas Equipment & Services – 0.6%
Halliburton Co.	211		7,462

Oil & Gas Exploration & Production – 1.2%
Anadarko Petroleum Corp.	70		4,252
EOG Resources, Inc.	22		1,609
Noble Energy, Inc.	324		9,790

			15,651

Oil & Gas Refining & Marketing – 2.2%
Phillips 66	366		28,123

Oil & Gas Storage & Transportation – 1.2%
Plains GP Holdings L.P., Class A (A)	886		15,500

Total Energy – 5.2%			66,736

Financials

Diversified Banks – 4.1%
Axis Bank Ltd. (B)	1,380	10,468
Banca Intesa S.p.A. (B)	4,529	16,000
Kabushiki Kaisha Mitsubishi Tokyo Financial Group (B)	566	3,421
State Bank of India (B)	1,395	5,059
Wells Fargo & Co. (A)	350	17,962

		52,910

Life & Health Insurance – 2.3%
AIA Group Ltd. (B)	5,561	28,923

Other Diversified Financial Services – 3.9%
Citigroup, Inc.	569	28,213
JPMorgan Chase & Co.	368	22,443

		50,656

Total Financials – 10.3%		132,489
Health Care

Biotechnology – 3.6%
Alexion Pharmaceuticals, Inc. (C)	68	10,603
Amgen, Inc.	136	18,853
Biogen, Inc. (A)(C)	59	17,100

		46,556

Health Care Equipment – 0.6%
Medtronic plc	123	8,234

Managed Health Care – 0.5%
Anthem, Inc.	45	6,230

Pharmaceuticals – 4.6%
Allergan plc (C)	78	21,122
Bristol-Myers Squibb Co.	197	11,657
Pfizer, Inc.	653	20,520
Shire Pharmaceuticals Group plc ADR	31	6,301

		59,600

Total Health Care – 9.3%		120,620
Industrials

Aerospace & Defense – 0.5%
Lockheed Martin Corp.	32	6,717

Construction & Engineering – 0.8%
Larsen & Toubro Ltd. (B)	453	10,164

Construction Machinery & Heavy Trucks – 0.1%
AB Volvo, Class B (B)	220	2,110

Industrial Machinery – 1.7%
FANUC Ltd. (B)	65	9,969
Ingersoll-Rand plc	227	11,514

		21,483

Total Industrials – 3.1%		40,474
Information Technology

Application Software – 3.5%
Adobe Systems, Inc. (A)(C)	299	24,609
Intuit, Inc. (G)	239	21,211

		45,820

Data Processing & Outsourced Services – 2.5%
Alliance Data Systems Corp. (C)	58	14,918
Visa, Inc., Class A (A)	241	16,753

		31,671

Internet Software & Services – 2.2%
Alibaba Group Holding Ltd. ADR (C)	178	10,502
Google, Inc., Class A (C)	29	18,513

		29,015

IT Consulting & Other Services – 2.0%
Cognizant Technology Solutions Corp., Class A (C)(G)	418	26,189

Semiconductor Equipment – 0.4%
Applied Materials, Inc.	308	4,529

Systems Software – 1.9%
Microsoft Corp.	557	24,631

Total Information Technology – 12.5%		161,855

TOTAL COMMON STOCKS – 66.8%		$862,891
(Cost: $915,901)

PURCHASED OPTIONS	Number of Contracts (Unrounded)
EOG Resources, Inc.,
Call $105.00, Expires 10–16–15, OTC (Ctrpty: Citibank N.A.)	949	3
German Stock Index,
Call EUR12,500.00, Expires 12–18–15, OTC (Ctrpty: Barclays Bank plc)(H)	485	9
Google, Inc., Class A,
Call $765.00, Expires 12–18–15, OTC (Ctrpty: Deutsche Bank AG)	81	21
Micron Technology, Inc.,
Call $31.00, Expires 10–16–15, OTC (Ctrpty: UBS AG)	562	1
Microsoft Corp.,
Call $50.00, Expires 1–15–16, OTC (Ctrpty: Bank of America N.A.)	3,845	152
S&P 500 Index,
Put $1,875.00, Expires 10–16–15	692	1,526

TOTAL PURCHASED OPTIONS – 0.1%		$1,712
(Cost: $4,481)

CORPORATE DEBT SECURITIES	Principal
Consumer Discretionary

Automobile Manufacturers – 0.5%
Aston Martin Holdings Ltd.,
10.250%, 7–15–18 (I)(J)	$7,195	6,823

Leisure Facilities – 0.2%
Circuit of the Americas LLC, Series C,
0.000%, 12–31–20 (K)	3,642	2,361

Movies & Entertainment – 4.1%
Delta Topco Ltd.,
10.000%, 11–24–60 (D)(I)	52,330	52,330

Total Consumer Discretionary – 4.8%		61,514

TOTAL CORPORATE DEBT SECURITIES – 4.8%		$61,514
(Cost: $62,466)

UNITED STATES GOVERNMENT AGENCY OBLIGATIONS
Mortgage-Backed Obligations – 0.0%
Federal Home Loan Mortgage Corp. Agency REMIC/CMO:
5.500%, 3–15–23 (L)	55	4
5.500%, 10–15–25 (L)	242	34
6.000%, 11–15–35 (L)	149	30
Federal National Mortgage Association Agency REMIC/CMO:
5.500%, 6–25–23 (L)	100	13
5.500%, 8–25–33 (L)	167	29
5.500%, 4–25–34 (L)	257	47
5.500%, 11–25–36 (L)	326	60
Government National Mortgage Association Agency REMIC/CMO:
5.500%, 3–20–32 (L)	21	—	*
5.500%, 11–20–33 (L)	34	—	*
5.500%, 7–20–35 (L)	129	24

		241

TOTAL UNITED STATES GOVERNMENT AGENCY OBLIGATIONS – 0.0%		$241
(Cost: $253)

UNITED STATES GOVERNMENT OBLIGATIONS
Treasury Obligations – 5.1%
U.S. Treasury Bonds, 2.875%, 8–15–45	17,879	17,881
U.S. Treasury Notes:
1.625%, 7–31–20	14,230	14,406
2.000%, 8–15–25	32,890	32,732

		65,019

TOTAL UNITED STATES GOVERNMENT OBLIGATIONS – 5.1%		$65,019
(Cost: $65,053)

BULLION – 3.4%	Troy Ounces
Gold	39	44,022

(Cost: $48,038)

SHORT-TERM SECURITIES	Principal
Commercial Paper (M) – 17.6%
Baxter International, Inc.:
0.340%, 10–9–15	$5,000	5,000
0.260%, 10–22–15	5,000	4,999
Bemis Co., Inc.,
0.330%, 10–9–15	3,000	3,000
Caterpillar Financial Services Corp. (GTD by Caterpillar, Inc.),
0.140%, 10–1–15	3,000	3,000
E.I. du Pont de Nemours and Co.,
0.150%, 10–2–15	15,500	15,500
Ecolab, Inc.,
0.400%, 10–5–15	5,000	5,000
Federal Home Loan Bank,
0.030%, 10–16–15	6,000	6,000
General Mills, Inc.,
0.310%, 10–1–15	14,000	14,000
John Deere Financial Ltd. (GTD by John Deere Capital Corp.),
0.120%, 10–13–15	5,000	5,000
John Deere Financial, Inc. (GTD by John Deere Capital Corp.):
0.180%, 10–5–15	10,000	10,000
0.120%, 10–15–15	10,000	9,999
Kellogg Co.:
0.350%, 10–2–15	4,000	4,000
0.360%, 10–5–15	5,000	5,000
0.250%, 10–15–15	5,000	4,999
0.260%, 10–19–15	10,000	9,999
Mattel, Inc.,
0.260%, 10–22–15	2,500	2,500
Medtronic Global Holdings SCA,
0.230%, 10–21–15	5,000	4,999
Microsoft Corp.,
0.060%, 10–20–15	10,000	10,000
Mondelez International, Inc.,
0.260%, 10–21–15	5,000	4,999
National Oilwell Varco, Inc.,
0.200%, 10–6–15	4,500	4,500
NBCUniversal Enterprise, Inc.,
0.400%, 10–7–15	15,000	14,999
Northern Illinois Gas Co.:
0.310%, 10–6–15	5,000	5,000
0.310%, 10–9–15	10,000	9,999
Novartis Finance Corp. (GTD by Novartis AG),
0.120%, 10–16–15	15,000	14,999
PACCAR Financial Corp. (GTD by PACCAR, Inc.),
0.150%, 10–2–15	4,400	4,400

St. Jude Medical, Inc.,
0.250%, 11–2–15	6,079	6,078
Unilever Capital Corp. (GTD by Unilever N.V.):
0.150%, 10–5–15	3,000	3,000
0.120%, 10–13–15	10,000	9,999
United Technologies Corp.,
0.260%, 10–21–15	10,000	9,998
Wal-Mart Stores, Inc.,
0.100%, 11–16–15	10,000	9,999
Wisconsin Gas LLC,
0.140%, 10–2–15	5,000	5,000

		225,965

Master Note – 0.2%
Toyota Motor Credit Corp.,
0.200%, 10–7–15 (N)	3,169	3,169

Municipal Obligations – 1.6%
MS Business Fin Corp., Gulf Opp Zone Indl Dev Rev Bonds (Chevron USA, Inc. Proj), Ser 2007B (GTD by Chevron Corp.),
0.010%, 10–1–15 (N)	11,000	11,000
MS Business Fin Corp., Gulf Opp Zone Indl Dev Rev Bonds (Chevron USA, Inc. Proj), Ser 2007D (GTD by Chevron Corp.),
0.010%, 10–1–15 (N)	10,000	10,000

		21,000

United States Government Agency Obligations – 0.3%
Overseas Private Investment Corp. (GTD by U.S. Government):
0.150%, 10–7–15 (N)	1,800	1,800
0.140%, 10–29–15 (N)	2,000	2,000

		3,800

TOTAL SHORT-TERM SECURITIES – 19.7%		$253,934
(Cost: $253,930)

TOTAL INVESTMENT SECURITIES – 99.9%		$1,289,333
(Cost: $1,350,122)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.1%		1,768

NET ASSETS – 100.0%		$1,291,101

Notes to Consolidated Schedule of Investments

*	Not shown due to rounding.

(A)	All or a portion of securities with an aggregate value of $2,424 are held in collateralized accounts for OTC derivatives collateral as governed by International Swaps and Derivatives Association, Inc. Master Agreements.

(B)	Listed on an exchange outside the United States.

(C)	No dividends were paid during the preceding 12 months.

(D)	Restricted securities. At September 30, 2015, the Portfolio owned the following restricted securities:

Security	Acquisition Date(s)	Shares	Cost	Market Value
Delta Topco Ltd.	1-23-12 to 6-15-12	56,728	$29,297	$28,431
Legend Pictures LLC	12-18-12	10	18,161	16,500
Media Group Holdings LLC, Series H	8-29-13 to 10-31-13	32	22,374	9,194
Media Group Holdings LLC, Series I	4-23-13 to 11-8-13	19	10,478	7,505
Media Group Holdings LLC, Series T	7-2-13 to 1-23-15	4	8,613	10,598

		Principal
Delta Topco Ltd., 10.000%, 11-24-60	4-1-12 to 1-1-15	$ 52,330	52,820	52,330
			$141,743	$124,558

The total value of these securities represented 9.7% of net assets at September 30, 2015.

(E)	Investment is owned by an entity that is treated as a corporation for U.S. tax purposes and is owned by the Fund and consolidated.

(F)	Deemed to be an affiliate due to the Fund owning at least 5% of the voting securities.

(G)	All or a portion of securities with an aggregate value of $27,477 are held in collateralized accounts to cover potential obligations with respect to outstanding written options.

(H)	Principal amount and exercise prices are denominated in the indicated foreign currency, where applicable (EUR - Euro).

(I)	Payment-in-kind bonds.

(J)	Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2015 the total value of these securities amounted to $6,823 or 0.5% of net assets.

(K)	Zero coupon bond.

(L)	Interest-only security. Amount shown as principal represents notional amount for computation of interest.

(M)	Rate shown is the yield to maturity at September 30, 2015.

(N)	Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2015. Date shown represents the date that the variable rate resets.

The following forward foreign currency contracts were outstanding at September 30, 2015:

	Currency to be Delivered		Currency to be Received	Settlement Date	Counterparty	Unrealized Appreciation	Unrealized Depreciation
Euro	14,894	U.S. Dollar	16,575	10-15-15	Deutsche Bank AG	$—	$71
Japanese Yen	830,346	U.S. Dollar	6,914	10-15-15	Morgan Stanley International	—	9
						$—	$80

The following written options were outstanding at September 30, 2015 (contracts and exercise prices unrounded):

Underlying Security	Counterparty, if OTC	Type	Number of Contracts	Expiration Month	Exercise Price	Premium Received	Value
EOG Resources, Inc.	Citibank N.A.	Put	477	October 2015	$87.50	$167	$(732)
	Citibank N.A.	Put	472	October 2015	90.00	207	(855)
	Citibank N.A.	Call	949	October 2015	120.00	69	(3)
Google, Inc., Class A	Deutsche Bank AG	Put	81	December 2015	635.00	121	(270)
Microsoft Corp.	Bank of America N.A.	Put	1,538	January 2016	37.00	337	(91)
S&P 500 Index	N/A	Put	692	October 2015	1,650.00	759	(97)
						$1,660	$(2,048)

Each Portfolio’s investments are reported at fair value. Fair value is defined as the price that each Portfolio would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Portfolio.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Portfolio’s investments by the fair value hierarchy levels as of September 30, 2015.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks
Consumer Discretionary	$94,163	$37,034	$72,228
Consumer Staples	103,772	33,520	—
Energy	66,736	—	—
Financials	68,618	63,871	—
Health Care	120,620	—	—
Industrials	18,231	22,243	—
Information Technology	161,855	—	—
Total Common Stocks	$633,995	$156,668	$72,228
Purchased Options	1,526	186	—
Corporate Debt Securities	—	9,184	52,330
United States Government Agency Obligations	—	241	—
United States Government Obligations	—	65,019	—
Bullion	44,022	—	—
Short-Term Securities	—	253,934	—
Total	$679,543	$485,232	$124,558
Liabilities
Forward Foreign Currency Contracts	$—	$80	$—
Written Options	$97	$1,951	$—

During the period ended September 30, 2015, there were no transfers between any levels.

The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

	Common Stocks	Corporate Debt Securities
Beginning Balance 1-1-15	$92,612	$47,573
Net realized gain (loss)	—	—
Net change in unrealized appreciation (depreciation)	(14,944)	—	*
Purchases	627	4,757
Sales	—	—
Amortization/Accretion of premium/discount	—	—
Transfers into Level 3 during the period	—	—
Transfers out of Level 3 during the period	—	—
Ending Balance 9-30-15	$72,245	$52,330
Net change in unrealized appreciation (depreciation) for all Level 3 investments still held as of 9-30-15	$(12,344)	$—	*

Information about Level 3 fair value measurements:

	Fair Value at 9-30-15	Valuation Technique(s)	Unobservable Input(s)	Input Value(s)
Assets
Common Stocks	$9,194	Discounted book value	Multiple of book value	1x
			Illiquidity discount	10%
	63,034	Discounted cash flows model	Long-term growth rate	2.5%
			Weighted average cost of capital	8.2 to 14.1%
			Illiquidity discount	10%
Corporate Debt Securities	52,330	Discounted cash flows model	Long-term growth rate	2.5%
			Weighted average cost of capital	8.2%
			Illiquidity discount	10%

Significant increase in long-term growth rate or multiple of book value inputs could result in a higher fair value measurement. However, significant increase in weighted average cost of capital or illiquidity discount inputs could result in a lower fair value measurement.

During the period ended September 30.2015, securities totaling $7,147 changed valuation techniques from transaction to discounted cash flows model. The change in valuation techniques is primarily due to the transaction method no longer reflecting current market conditions.

BASIS FOR CONSOLIDATION OF THE ASSET STRATEGY PORTFOLIO

Ivy VIP ASF II, Ltd. (the “Subsidiary”), a Cayman Islands exempted company, was incorporated as a wholly owned subsidiary acting as an investment vehicle for the Asset Strategy Portfolio (referred to as “the Portfolio” in this subsection). Ivy VIP ASF III (SBP), LLC and VIP ASF, LLC (each a “Company”, collectively “the Companies”), Delaware limited liability companies, were incorporated as wholly owned companies acting as investment vehicles for the Portfolio. Each Subsidiary and Company acts as an investment vehicle for the Portfolio, in order to effect certain investments for the Portfolio consistent with the Portfolio’s investment objectives and policies as specified in its prospectus and statement of additional information.

The Portfolio’s investment portfolio has been consolidated and includes the portfolio holdings of the Portfolio, its Subsidiary and the Companies. The consolidated financial statements include the accounts of the Portfolio and its Subsidiary and the Companies. All inter-company transactions and balances have been eliminated. A subscription agreement was entered into between the Portfolio and its Subsidiary and each Company comprising the entire issued share capital of the Subsidiary and each Company with the intent that the Portfolio will remain the sole shareholder and retain all rights. Under the Articles of Association, shares issued by the Subsidiary and each Company confer upon a shareholder the right to receive notice of, to attend and to vote at general meetings of the Subsidiary and each Company and shall confer upon the shareholder rights in a winding-up or repayment of capital and the right to participate in the profits or assets of the Subsidiary and each Company.

See the table below for details regarding the structure, incorporation and relationship as of September 30, 2015 of each Subsidiary and Company to the Portfolio (amounts in thousands).

Subsidiary/Company	Date of Incorporation	Subscription Agreement	Portfolio Net Assets	Subsidiary Net Assets	Percentage of Portfolio Net Assets

Ivy VIP ASF II, Ltd.	1-31-13	4-10-13	$1,291,101	$44,361	3.44%
Ivy VIP ASF III (SBP), LLC	4-9-13	4-23-13	1,291,101	27,305	2.12
VIP ASF, LLC	12-10-12	12-18-12	1,291,101	16,500	1.28

The following acronyms are used throughout this schedule:

ADR = American Depositary Receipts

CMO = Collateralized Mortgage Obligation

GTD = Guaranteed

OTC = Over the Counter

REMIC = Real Estate Mortgage Investment Conduit

For Federal income tax purposes, cost of investments owned at September 30, 2015 and the related unrealized appreciation (depreciation) were as follows:

Cost	$1,350,122
Gross unrealized appreciation	35,879
Gross unrealized depreciation	(96,668)
Net unrealized depreciation	$(60,789)

SCHEDULE OF INVESTMENTS Balanced (in thousands)	SEPTEMBER 30, 2015 (UNAUDITED)

COMMON STOCKS	Shares	Value
Consumer Discretionary

Apparel Retail – 2.6%
Limited Brands, Inc.	105	$9,446

Cable & Satellite – 1.8%
Comcast Corp., Class A	102	5,782
Time Warner Cable, Inc.	5	897

		6,679

Casinos & Gaming – 1.1%
Las Vegas Sands, Inc.	108	4,116

Department Stores – 0.8%
Kohl’s Corp.	66	3,038

Home Improvement Retail – 2.3%
Home Depot, Inc. (The)	74	8,598

Homefurnishing Retail – 0.7%
Williams-Sonoma, Inc.	33	2,512

Hotels, Resorts & Cruise Lines – 2.6%
Carnival Corp.	138	6,841
Hyatt Hotels Corp., Class A (A)	63	2,958

		9,799

Internet Retail – 1.6%
Amazon.com, Inc. (A)	11	5,810

Movies & Entertainment – 1.1%
Twenty-First Century Fox, Inc.	150	4,062

Restaurants – 1.4%
McDonald’s Corp.	53	5,197

Total Consumer Discretionary – 16.0%		59,257
Consumer Staples

Brewers – 1.0%
Anheuser-Busch InBev S.A. ADR	34	3,594

Distillers & Vintners – 1.6%
Constellation Brands, Inc.	48	6,010

Packaged Foods & Meats – 0.8%
Mead Johnson Nutrition Co.	45	3,182

Total Consumer Staples – 3.4%		12,786
Energy

Oil & Gas Equipment & Services – 1.1%
Schlumberger Ltd.	61	4,207

Oil & Gas Exploration & Production – 1.9%
Newfield Exploration Co. (A)	75	2,467
Noble Energy, Inc.	149	4,497

		6,964

Oil & Gas Storage & Transportation – 1.5%
Energy Transfer Partners L.P.	84	3,438
Plains GP Holdings L.P., Class A	116	2,036

		5,474

Total Energy – 4.5%		16,645
Financials

Asset Management & Custody Banks – 1.4%
Northern Trust Corp.	74	5,064

Consumer Finance – 1.1%
American Express Co.	54	4,036

Multi-Line Insurance – 1.3%
American International Group, Inc.	88	4,972

Other Diversified Financial Services – 3.6%
Citigroup, Inc.	122	6,030
JPMorgan Chase & Co.	118	7,189

		13,219

Regional Banks – 2.2%
PNC Financial Services Group, Inc. (The)	90	8,050

Specialized REITs – 1.2%
Crown Castle International Corp.	57	4,496

Total Financials – 10.8%		39,837

Health Care

Biotechnology – 0.7%
Biogen, Inc. (A)	9	2,714

Health Care Equipment – 1.2%
Medtronic plc	64	4,284

Pharmaceuticals – 6.9%
Allergan plc (A)	20	5,450
GlaxoSmithKline plc ADR	95	3,635
Johnson & Johnson	55	5,157
Shire Pharmaceuticals Group plc ADR	29	5,952
Teva Pharmaceutical Industries Ltd. ADR	95	5,364

		25,558

Total Health Care – 8.8%		32,556
Industrials

Aerospace & Defense – 4.7%
Boeing Co. (The)	62	8,165
Lockheed Martin Corp.	22	4,644
Rockwell Collins, Inc.	56	4,575

		17,384

Electrical Components & Equipment – 0.8%
Rockwell Automation, Inc.	28	2,831

Industrial Conglomerates – 1.4%
General Electric Co.	206	5,195

Railroads – 1.8%
Union Pacific Corp.	78	6,887

Total Industrials – 8.7%		32,297
Information Technology

Application Software – 1.2%
Autodesk, Inc. (A)	100	4,432

Data Processing & Outsourced Services – 2.5%
Alliance Data Systems Corp. (A)	19	4,998
FleetCor Technologies, Inc. (A)	32	4,356

		9,354

IT Consulting & Other Services – 1.8%
Cognizant Technology Solutions Corp., Class A (A)	103	6,436

Semiconductor Equipment – 1.1%
Applied Materials, Inc.	281	4,121

Semiconductors – 4.2%
Broadcom Corp., Class A	133	6,815
Microchip Technology, Inc.	82	3,520
Texas Instruments, Inc.	105	5,200

		15,535

Technology Hardware, Storage & Peripherals – 1.1%
Apple, Inc.	37	4,125

Total Information Technology – 11.9%		44,003
Materials

Diversified Chemicals – 1.6%
Dow Chemical Co. (The)	32	1,363
PPG Industries, Inc.	53	4,652

		6,015

Diversified Metals & Mining – 0.7%
Freeport-McMoRan Copper & Gold, Inc., Class B	267	2,588

Industrial Gases – 1.0%
Praxair, Inc.	37	3,733

Total Materials – 3.3%		12,336

TOTAL COMMON STOCKS – 67.4%		$249,717
(Cost: $222,910)

PREFERRED STOCKS
Energy

Oil & Gas Equipment & Services – 0.1%
Newpark Resources, Inc., Convertible, 4.000%	200	187

Total Energy – 0.1%		187
Health Care

Pharmaceuticals – 0.8%
Allergan plc, Convertible Series A, 5.500%	3	2,830

Total Health Care – 0.8%		2,830

Industrials

Environmental & Facilities Services – 0.4%
Stericycle, Inc., 5.250% (A)	16	1,628

Total Industrials – 0.4%		1,628
Materials

Commodity Chemicals – 0.7%
A. Schulman, Inc., Convertible, 6.000%	3	2,397

Total Materials – 0.7%		2,397
Telecommunication Services

Integrated Telecommunication Services – 0.6%
Frontier Communications Corp., Convertible Series A, 11.125%	25	2,358

Total Telecommunication Services – 0.6%		2,358

TOTAL PREFERRED STOCKS – 2.6%		$9,400
(Cost: $10,161)

CORPORATE DEBT SECURITIES	Principal
Consumer Discretionary

Apparel Retail – 0.1%
Limited Brands, Inc.,
6.625%, 4–1–21	$460	511

Auto Parts & Equipment – 0.1%
Delphi Corp.,
5.000%, 2–15–23	200	207

Automobile Manufacturers – 0.4%
Volkswagen Group of America, Inc.:
2.125%, 5–23–19 (B)	1,250	1,166
2.400%, 5–22–20 (B)	500	464

		1,630

Broadcasting – 0.1%
Discovery Communications LLC,
3.300%, 5–15–22	200	195

Cable & Satellite – 0.5%
News American, Inc.,
3.000%, 9–15–22	250	246
Pearson Funding Five plc,
3.250%, 5–8–23 (B)	300	289
Viacom, Inc.:
2.500%, 9–1–18	100	101
2.200%, 4–1–19	700	682
2.750%, 12–15–19	500	502

		1,820

Distributors – 0.1%
LKQ Corp.,
4.750%, 5–15–23	282	271

General Merchandise Stores – 0.1%
Dollar General Corp.:
4.125%, 7–15–17	100	103
1.875%, 4–15–18	250	250

		353

Homebuilding – 0.1%
Toll Brothers Finance Corp.,
4.375%, 4–15–23	500	491

Hotels, Resorts & Cruise Lines – 0.1%
Hyatt Hotels Corp.,
3.375%, 7–15–23	250	244

Internet Retail – 0.1%
Amazon.com, Inc.,
2.600%, 12–5–19	450	461

Total Consumer Discretionary – 1.7%		6,183
Consumer Staples

Brewers – 0.1%
SABMiller Holdings, Inc.,
2.200%, 8–1–18 (B)	500	505

Distillers & Vintners – 0.1%
Beam, Inc.,
1.750%, 6–15–18	250	249

Drug Retail – 0.2%
CVS Health Corp.,
2.800%, 7–20–20	635	645
Walgreens Boots Alliance, Inc.,
2.700%, 11–18–19	300	304

		949

Food Distributors – 0.1%
Campbell Soup Co.,
2.500%, 8–2–22	300	288
ConAgra Foods, Inc.,
1.900%, 1–25–18	200	199

		487

Household Products – 0.1%
Church & Dwight Co., Inc.,
2.875%, 10–1–22	250	247

Personal Products – 0.1%
Estee Lauder Co., Inc. (The),
2.350%, 8–15–22	300	295

Tobacco – 0.2%
BAT International Finance plc,
2.750%, 6–15–20 (B)	600	612

Total Consumer Staples – 0.9%		3,344
Energy

Oil & Gas Exploration & Production – 1.6%
BP Capital Markets plc,
2.315%, 2–13–20	500	502
BP Capital Markets plc (GTD by BP plc),
2.241%, 9–26–18	400	406
Devon Energy Corp.,
2.250%, 12–15–18	500	501
ONEOK Partners L.P.,
3.200%, 9–15–18	500	502
Stone Energy Corp., Convertible,
1.750%, 3–1–17	1,700	1,431
Whiting Petroleum Corp., Convertible,
1.250%, 4–1–20 (B)	3,000	2,443

		5,785

Oil & Gas Storage & Transportation – 1.2%
Buckeye Partners L.P.,
2.650%, 11–15–18	400	396
Hornbeck Offshore Services, Inc., Convertible,
1.500%, 9–1–19	1,708	1,267
Kinder Morgan Energy Partners L.P.,
2.650%, 2–1–19	500	492
Plains All American Pipeline L.P. and PAA Finance Corp.,
4.650%, 10–15–25	1,500	1,506
Williams Partners L.P.,
3.600%, 3–15–22	1,000	921

		4,582

Total Energy – 2.8%		10,367
Financials

Asset Management & Custody Banks – 0.9%
Ares Capital Corp.:
4.875%, 11–30–18	1,200	1,240
3.875%, 1–15–20	1,950	2,008

		3,248

Consumer Finance – 1.2%
American Express Co.,
4.900%, 12–29–49	800	766
Capital One Bank USA N.A.:
2.150%, 11–21–18	500	500
2.250%, 2–13–19	500	498
Capital One N.A.,
2.400%, 9–5–19	650	646
Hyundai Capital America,
2.875%, 8–9–18(B)	250	254
Intercontinental Exchange Group, Inc.,
2.500%, 10–15–18	100	102
SLM Corp.,
4.875%, 6–17–19	500	455
Total System Services, Inc.,
2.375%, 6–1–18	1,100	1,101

		4,322

Diversified Banks – 5.9%
ABN AMRO Bank N.V.,
2.500%, 10–30–18 (B)	800	811
Bank of America Corp.:
2.000%, 1–11–18	400	401
8.000%, 12–29–49	1,452	1,517
Bank of New York Mellon Corp. (The),
2.100%, 1–15–19	500	505
Bank of Nova Scotia (The):
1.450%, 4–25–18	500	497
2.050%, 10–30–18	200	202
Barclays Bank plc,
2.500%, 2–20–19	400	407
BNP Paribas S.A.,
2.450%, 3–17–19	900	908
Commonwealth Bank of Australia,
2.250%, 3–13–19	700	707
DBS Group Holdings Ltd.,
2.246%, 7–16–19 (B)	1,000	1,006
ING Bank N.V.:
2.500%, 10–1–19 (B)	1,100	1,115
2.450%, 3–16–20 (B)	800	808
KeyBank N.A.,
2.500%, 12–15–19	500	506
Lloyds Bank plc,
2.350%, 9–5–19	600	603
Mizuho Bank Ltd.,
2.650%, 9–25–19 (B)	1,300	1,317
National Australia Bank Ltd.,
2.400%, 12–9–19 (B)	1,250	1,263

Rabobank Capital Funding Trust III (GTD by Rabobank Nederland),
5.254%, 12–31–49 (B)	1,500	1,513
Royal Bank of Scotland Group plc (The),
7.640%, 3–29–49	700	745
Skandinaviska Enskilda Banken AB,
2.375%, 3–25–19 (B)	500	508
Societe Generale S.A.:
4.250%, 4–14–25 (B)	500	474
5.922%, 4–29–49 (B)	1,000	1,010
Standard Chartered plc,
2.250%, 4–17–20 (B)	2,000	1,987
Sumitomo Mitsui Banking Corp.,
2.450%, 1–16–20	600	603
Swedbank AB (publ),
1.750%, 3–12–18 (B)	300	301
UBS Preferred Funding Trust V,
6.243%, 5–29–49	1,250	1,268
Westpac Banking Corp.,
2.250%, 7–30–18	1,000	1,015

		21,997

Investment Banking & Brokerage – 1.1%
BGC Partners, Inc.,
5.375%, 12–9–19	500	515
Charles Schwab Corp. (The),
2.200%, 7–25–18	300	304
Credit Suisse Group Funding (Guernsey) Ltd.,
2.750%, 3–26–20 (B)	500	499
Goldman Sachs Group, Inc. (The):
2.900%, 7–19–18	450	462
2.625%, 1–31–19	500	507
2.600%, 4–23–20	400	401
Morgan Stanley:
2.125%, 4–25–18	500	503
2.650%, 1–27–20	850	854

		4,045

Life & Health Insurance – 0.2%
AIA Group Ltd.,
2.250%, 3–11–19 (B)	800	801

Mortgage REITs – 0.3%
Mubadala GE Capital,
3.000%, 11–10–19 (B)	1,250	1,240

Multi-Line Insurance – 0.1%
American International Group, Inc.,
2.300%, 7–16–19	300	302

Other Diversified Financial Services – 2.1%
Citigroup, Inc.:
3.875%, 2–19–19	500	497
5.800%, 11–29–49	1,400	1,378
5.950%, 12–31–49	1,250	1,178
Daimler Finance North America LLC,
2.375%, 8–1–18 (B)	150	150
Fidelity National Financial, Inc.,
6.600%, 5–15–17	300	321
Fifth Street Finance Corp.,
4.875%, 3–1–19	1,300	1,322
JPMorgan Chase & Co.,
7.900%, 4–29–49	500	519
Moody’s Corp.,
2.750%, 7–15–19	250	254
MUFG Americas Holdings Corp.,
2.250%, 2–10–20	750	748
PennantPark Investment Corp.,
4.500%, 10–1–19	1,000	1,012
Total Capital,
2.125%, 8–10–18	300	305

		7,684

Regional Banks – 0.4%
PNC Bank N.A.,
2.200%, 1–28–19	750	758
SunTrust Banks, Inc.:
2.350%, 11–1–18	500	505
5.625%, 12–29–49	400	400

		1,663

Specialized REITs – 0.5%
Air Lease Corp.,
3.750%, 2–1–22	600	597
Aircastle Ltd.,
5.125%, 3–15–21	1,000	1,002
Crown Castle International Corp.,
5.250%, 1–15–23	200	212

		1,811

Thrifts & Mortgage Finance – 0.3%
Walter Investment Management Corp., Convertible,
4.500%, 11–1–19	1,600	1,162

Total Financials – 13.0%		48,275
Health Care

Biotechnology – 0.6%
Amgen, Inc.:
2.200%, 5–22–19	1,000	1,003
2.125%, 5–1–20	1,000	987

		1,990

Health Care Equipment – 0.1%
Zimmer Holdings, Inc.,
2.700%, 4–1–20	350	351

Health Care Services – 0.1%
Quest Diagnostics, Inc.,
2.500%, 3–30–20	500	499

Health Care Supplies – 0.7%
C.R. Bard, Inc.,
1.375%, 1–15–18	500	496
Cardinal Health, Inc.,
2.400%, 11–15–19	700	709
Express Scripts Holding Co.,
2.250%, 6–15–19	1,000	997
Medtronic, Inc.,
2.500%, 3–15–20	500	507

		2,709

Managed Health Care – 0.5%
Aetna, Inc.,
2.200%, 3–15–19	400	401
UnitedHealth Group, Inc.,
2.700%, 7–15–20	300	307
WellPoint, Inc.,
1.875%, 1–15–18	1,000	1,000

		1,708

Pharmaceuticals – 0.6%
Forest Laboratories, Inc.,
5.000%, 12–15–21 (B)	1,258	1,365
Perrigo Co. Ltd.,
2.300%, 11–8–18	945	935

		2,300

Total Health Care – 2.6%		9,557
Industrials

Aerospace & Defense – 0.4%
Northrop Grumman Corp.,
1.750%, 6–1–18	250	249
TransDigm Group, Inc.,
7.500%, 7–15–21	1,000	1,043

		1,292

Railroads – 0.1%
Kansas City Southern de Mexico S.A. de C.V.,
2.350%, 5–15–20	300	295

Trucking – 0.1%
Ryder System, Inc.:
2.450%, 11–15–18	100	101
2.350%, 2–26–19	400	401

		502

Total Industrials – 0.6%		2,089
Information Technology

Data Processing & Outsourced Services – 0.1%
Fidelity National Information Services, Inc.,
2.000%, 4–15–18	250	249
Fiserv, Inc.,
2.700%, 6–1–20	300	302

		551

Semiconductors – 1.6%
Broadcom Corp.,
2.700%, 11–1–18	250	256
Micron Technology, Inc.,
5.500%, 2–1–25	1,626	1,488
Micron Technology, Inc., Convertible,
3.000%, 11–15–43	5,000	4,203

		5,947

Systems Software – 0.4%
CA, Inc.,
2.875%, 8–15–18	150	152
Oracle Corp.,
2.250%, 10–8–19	1,200	1,215

		1,367

Total Information Technology – 2.1%		7,865
Materials

Diversified Metals & Mining – 0.5%
Anglo American plc,
4.125%, 4–15–21 (B)	500	435
Freeport–McMoRan Copper & Gold, Inc.,
2.375%, 3–15–18	150	131
Glencore Funding LLC:
3.125%, 4–29–19 (B)	500	420
2.875%, 4–16–20 (B)	1,000	800
Teck Resources,
3.000%, 3–1–19	100	71

		1,857

Fertilizers & Agricultural Chemicals – 0.1%
Monsanto Co.,
2.125%, 7–15–19	300	301

Industrial Gases – 0.0%
Praxair, Inc.,
3.000%, 9–1–21	100	103

Metal & Glass Containers – 0.1%
BlueScope Steel (Finance) Ltd. and BlueScope Steel Finance (USA) LLC,
7.125%, 5–1–18 (B)	300	296

Specialty Chemicals – 0.1%
Albemarle Corp. (GTD by Albemarle Holdings Corp. and Albemarle Holdings II Corp.),
3.000%, 12–1–19	150	151
RPM International, Inc.,
3.450%, 11–15–22	250	243

		394

Total Materials – 0.8%		2,951
Telecommunication Services

Integrated Telecommunication Services – 0.6%
AT&T, Inc.,
2.300%, 3–11–19	2,050	2,057
Verizon Communications, Inc.,
2.625%, 2–21–20	107	108

		2,165

Wireless Telecommunication Service – 0.1%
American Tower Corp.,
4.700%, 3–15–22	195	205
Virgin Media Finance plc,
4.875%, 2–15–22	200	181

		386

Total Telecommunication Services – 0.7%		2,551
Utilities

Electric Utilities – 0.2%
Electricite de France S.A.,
2.150%, 1–22–19 (B)	500	505
PPL Energy Supply LLC,
4.600%, 12–15–21	100	83

		588

Gas Utilities – 0.1%
Sempra Energy,
2.400%, 3–15–20	500	500

Multi-Utilities – 0.1%
Dominion Resources, Inc.,
2.500%, 12–1–19	500	503

Renewable Electricity – 0.3%
Canadian Solar, Inc., Convertible,
4.250%, 2–15–19	1,500	1,220

Total Utilities – 0.7%		2,811

TOTAL CORPORATE DEBT SECURITIES – 25.9%		$95,993
(Cost: $97,993)

MORTGAGE-BACKED SECURITIES
Commercial Mortgage-Backed Securities – 0.0%
Banco Hipotecario Nacional:
7.916%, 7–25–09 (B)(C)	17	—	*
8.000%, 3–31–11 (B)(C)	4	—

		—	*

TOTAL MORTGAGE-BACKED SECURITIES – 0.0%		$0
(Cost: $17)

UNITED STATES GOVERNMENT AGENCY OBLIGATIONS
Mortgage-Backed Obligations – 0.5%
Federal National Mortgage Association Fixed Rate Pass-Through Certificates:
6.000%, 9–1–17	38	39
5.000%, 1–1–18	17	18
5.500%, 4–1–18	1	1
5.000%, 5–1–18	13	14
4.500%, 7–1–18	268	278
6.500%, 10–1–28	106	122
6.500%, 2–1–29	58	67
7.500%, 4–1–31	74	87
7.000%, 7–1–31	74	86
7.000%, 9–1–31	137	161
6.500%, 2–1–32	301	360
7.000%, 2–1–32	178	210
7.000%, 3–1–32	72	86
7.000%, 7–1–32	114	133
5.500%, 5–1–33	81	91
5.500%, 6–1–33	78	87
U.S. Department of Veterans Affairs, Guaranteed REMIC Pass-Through Certificates, Vendee Mortgage Trust 1997-A, Class 3-A,
8.293%, 12–15–26	44	53

		1,893

TOTAL UNITED STATES GOVERNMENT AGENCY OBLIGATIONS – 0.5%		$1,893
(Cost: $1,674)

UNITED STATES GOVERNMENT OBLIGATIONS
Treasury Obligations – 0.1%
U.S. Treasury Notes,
0.625%, 2–15–17	200	200

TOTAL UNITED STATES GOVERNMENT OBLIGATIONS – 0.1%		$200
(Cost: $200)

SHORT-TERM SECURITIES
Commercial Paper(D) – 3.0%
Baxter International, Inc.,
0.260%, 10–22–15	3,000	2,999
J.M. Smucker Co. (The),
0.280%, 10–1–15	8,338	8,338

		11,337

Master Note – 0.9%
Toyota Motor Credit Corp.,
0.200%, 10–7–15 (E)	3,165	3,165

TOTAL SHORT-TERM SECURITIES – 3.9%		$14,502
(Cost: $14,502)

TOTAL INVESTMENT SECURITIES – 100.4%		$371,705
(Cost: $347,457)

LIABILITIES, NET OF CASH AND OTHER ASSETS – (0.4)%		(1,329)

NET ASSETS – 100.0%		$370,376

Notes to Schedule of Investments

*	Not shown due to rounding.

(A)	No dividends were paid during the preceding 12 months.

(B)	Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2015 the total value of these securities amounted to $24,357 or 6.6% of net assets.

(C)	Non-income producing as the issuer has either missed its most recent interest payment or declared bankruptcy.

(D)	Rate shown is the yield to maturity at September 30, 2015.

(E)	Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2015. Date shown represents the date that the variable rate resets.

Each Portfolio’s investments are reported at fair value. Fair value is defined as the price that each Portfolio would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Portfolio.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Portfolio’s investments by the fair value hierarchy levels as of September 30, 2015.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$249,717	$—	$—
Preferred Stocks	9,213	187	—
Corporate Debt Securities	—	95,993	—
Mortgage-Backed Securities	—	—	—	*
United States Government Agency Obligations	—	1,893	—
United States Government Obligations	—	200	—
Short-Term Securities	—	14,502	—
Total	$258,930	$112,775	$—	*

During the period ended September 30, 2015, securities totaling $1,865 were transferred from Level 3 to Level 2 due to increased availability of observable market data due to increased market activity or information for these securities. Transfers out of Level 3 represent the values as of the beginning of the reporting period. There were no transfers between Level 1 and 2 during the period.

The following acronyms are used throughout this schedule:

ADR = American Depositary Receipts

REMIC = Real Estate Mortgage Investment Conduit

GTD = Guaranteed

REIT = Real Estate Investment Conduit

For Federal income tax purposes, cost of investments owned at September 30, 2015 and the related unrealized appreciation (depreciation) were as follows:

Cost	$347,457
Gross unrealized appreciation	44,613
Gross unrealized depreciation	(20,365)
Net unrealized appreciation	$24,248

SCHEDULE OF INVESTMENTS Bond (in thousands)	SEPTEMBER 30, 2015 (UNAUDITED)

CORPORATE DEBT SECURITIES	Principal	Value
Consumer Discretionary

Apparel Retail – 1.4%
Limited Brands, Inc.:
7.000%, 5–1–20	$1,000	$1,129
5.625%, 2–15–22	2,665	2,818

		3,947

Apparel, Accessories & Luxury Goods – 0.5%
Hanesbrands, Inc.,
6.375%, 12–15–20	1,400	1,449

Automobile Manufacturers – 0.3%
General Motors Co.,
5.000%, 4–1–35	1,000	927

Cable & Satellite – 0.8%
DIRECTV Holdings LLC and DIRECTV Financing Co., Inc.:
3.800%, 3–15–22	1,619	1,630
3.950%, 1–15–25	815	799

		2,429

Homebuilding – 0.5%
Toll Brothers Finance Corp.,
4.375%, 4–15–23	1,555	1,528

Internet Retail – 1.6%
Amazon.com, Inc.,
4.800%, 12–5–34	4,370	4,492

Restaurants – 0.6%
McDonald’s Corp.,
5.350%, 3–1–18	1,660	1,809

Total Consumer Discretionary – 5.7%		16,581
Consumer Staples

Brewers – 0.7%
Anheuser-Busch InBev Worldwide, Inc.,
1.375%, 7–15–17	2,000	1,999

Drug Retail – 0.4%
CVS Health Corp.,
2.800%, 7–20–20	1,075	1,092

Food Retail – 0.9%
Kroger Co. (The),
6.800%, 12–15–18	2,245	2,568

Household Products – 0.9%
Procter & Gamble Co. (The),
8.000%, 9–1–24	2,000	2,738

Packaged Foods & Meats – 0.7%
General Mills, Inc.,
1.400%, 10–20–17	2,200	2,201

Total Consumer Staples – 3.6%		10,598
Energy

Oil & Gas Equipment & Services – 0.8%
Enterprise Products Operating LLC (GTD by Enterprise Products Partners L.P.),
6.500%, 1–31–19	2,000	2,243

Oil & Gas Exploration & Production – 2.4%
BP Capital Markets plc,
1.674%, 2–13–18	2,250	2,253
ConocoPhillips Co. (GTD by ConocoPhillips),
4.150%, 11–15–34	850	807
EQT Corp.,
8.125%, 6–1–19	3,494	4,106

		7,166

Oil & Gas Storage & Transportation – 1.4%
Copano Energy LLC and Copano Energy Finance Corp.,
7.125%, 4–1–21	984	1,027
Plains All American Pipeline L.P. and PAA Finance Corp.,
3.600%, 11–1–24	1,031	965
Tennessee Gas Pipeline Co.,
7.000%, 3–15–27	2,000	2,210

		4,202

Total Energy – 4.6%		13,611

Financials

Asset Management & Custody Banks – 1.0%
Ares Capital Corp.,
3.875%, 1–15–20	2,780	2,863

Consumer Finance – 1.2%
Discover Financial Services,
3.950%, 11–6–24	2,800	2,757
General Motors Financial Co., Inc. (GTD by AmeriCredit Financial Services, Inc.),
3.500%, 7–10–19	800	808

		3,565

Diversified Banks – 3.6%
Bank of America Corp.:
6.000%, 9–1–17	1,000	1,078
5.650%, 5–1–18	2,000	2,182
Bank of Nova Scotia (The),
1.250%, 4–11–17	2,000	1,999
U.S. Bank N.A.,
1.350%, 1–26–18	2,000	2,000
Wachovia Corp.,
5.750%, 6–15–17	3,000	3,224

		10,483

Health Care REITs – 0.4%
Health Care REIT, Inc.,
4.000%, 6–1–25	1,300	1,300

Investment Banking & Brokerage – 2.3%
Goldman Sachs Group, Inc. (The),
7.500%, 2–15–19	3,000	3,507
Morgan Stanley:
5.950%, 12–28–17	2,000	2,179
3.700%, 10–23–24	1,000	1,005

		6,691

Other Diversified Financial Services – 4.0%
Citigroup, Inc.:
1.300%, 11–15–16	2,000	2,004
2.550%, 4–8–19	1,668	1,683
JPMorgan Chase & Co.,
2.000%, 8–15–17	3,000	3,025
TIAA Asset Management Finance Co. LLC,
4.125%, 11–1–24 (A)	2,400	2,448
USAA Capital Corp.,
2.450%, 8–1–20 (A)	2,360	2,399

		11,559

Regional Banks – 1.0%
PNC Bank N.A.:
1.500%, 2–23–18	1,500	1,497
3.300%, 10–30–24	1,500	1,498

		2,995

Specialized REITs – 1.1%
Aircastle Ltd.,
5.500%, 2–15–22	2,098	2,119
Crown Castle International Corp.,
5.250%, 1–15–23	1,027	1,086

		3,205

Total Financials – 14.6%		42,661
Health Care

Biotechnology – 1.0%
Amgen, Inc.,
1.250%, 5–22–17	2,955	2,949

Health Care Supplies – 1.0%
Medtronic, Inc.,
4.375%, 3–15–35	2,940	2,973

Pharmaceuticals – 1.7%
AbbVie, Inc.,
4.500%, 5–14–35	1,900	1,807
Actavis Funding SCS (GTD by Warner Chilcott Ltd., Actavis Capital S.a.r.l. and Actavis, Inc.),
2.350%, 3–12–18	1,200	1,205
Mylan, Inc.,
1.350%, 11–29–16	1,800	1,787

		4,799

Total Health Care – 3.7%		10,721
Industrials

Aerospace & Defense – 1.3%
BAE Systems Finance, Inc.,
7.500%, 7–1–27 (A)	1,522	2,042
BAE Systems plc,
3.500%, 10–11–16 (A)	1,700	1,740

		3,782

Airlines – 0.4%
Southwest Airlines Co.,
5.125%, 3–1–17	1,180	1,241

Electrical Components & Equipment – 0.8%
WESCO Distribution, Inc.,
5.375%, 12–15–21	2,375	2,271

Environmental & Facilities Services – 2.0%
Republic Services, Inc.,
3.800%, 5–15–18	1,000	1,049
Waste Management, Inc.:
6.100%, 3–15–18	2,000	2,205
7.100%, 8–1–26	2,065	2,705

		5,959

Industrial Conglomerates – 1.1%
General Electric Capital Corp.,
5.625%, 9–15–17	3,000	3,260

Railroads – 0.4%
Burlington Northern Santa Fe LLC,
3.400%, 9–1–24	1,000	1,002

Trading Companies & Distributors – 0.7%
HD Supply, Inc.,
5.250%, 12–15–21 (A)	2,007	2,017

Trucking – 0.7%
Penske Truck Leasing Co. L.P.,
2.875%, 7–17–18 (A)	2,000	2,032

Total Industrials – 7.4%		21,564
Information Technology

Communications Equipment – 0.3%
QUALCOMM, Inc.,
2.250%, 5–20–20	1,000	998

Data Processing & Outsourced Services – 1.6%
Alliance Data Systems Corp.,
5.250%, 12–1–17 (A)	4,500	4,568

Electronic Equipment & Instruments – 1.1%
Xerox Corp.,
6.350%, 5–15–18	2,827	3,111

Electronic Manufacturing Services – 1.2%
Jabil Circuit, Inc.,
8.250%, 3–15–18	3,150	3,520

Internet Software & Services – 1.7%
Alibaba Group Holding Ltd.,
3.600%, 11–28–24 (A)	2,040	1,906
Google, Inc.,
3.375%, 2–25–24	2,950	3,061

		4,967

Semiconductors – 0.3%
Intel Corp.,
3.100%, 7–29–22	1,000	1,017

Systems Software – 1.9%
CA, Inc.,
5.375%, 12–1–19	1,580	1,730
Oracle Corp.,
3.900%, 5–15–35	4,040	3,835

		5,565

Technology Hardware, Storage & Peripherals – 1.3%
Apple, Inc.,
2.500%, 2–9–25	4,000	3,801

Total Information Technology – 9.4%		27,547
Materials

Diversified Metals & Mining – 0.5%
Glencore Funding LLC,
3.125%, 4–29–19 (A)	1,920	1,613

Specialty Chemicals – 0.7%
Methanex Corp.,
5.250%, 3–1–22	1,904	2,028

Total Materials – 1.2%		3,641

Telecommunication Services

Integrated Telecommunication Services – 2.8%
Telefonos de Mexico S.A.B de C.V. (GTD by America Movil S.A.B. de C.V.),
5.500%, 11–15–19	3,500	3,872
Verizon Communications, Inc.,
5.150%, 9–15–23	4,000	4,413

		8,285

Wireless Telecommunication Service – 0.4%
Crown Castle Towers LLC,
3.663%, 5–15–25 (A)	1,000	974

Total Telecommunication Services – 3.2%		9,259
Utilities

Electric Utilities – 0.5%
Kansas City Power & Light Co.,
6.375%, 3–1–18	1,500	1,669

Multi-Utilities – 2.3%
Duke Energy Carolinas LLC,
3.750%, 6–1–45	3,000	2,841
Duke Energy Indiana, Inc.,
3.750%, 7–15–20	1,061	1,134
NorthWestern Corp.,
6.340%, 4–1–19	2,400	2,733

		6,708

Water Utilities – 0.8%
California Water Service Co.,
5.875%, 5–1–19	2,000	2,266

Total Utilities – 3.6%		10,643

TOTAL CORPORATE DEBT SECURITIES – 57.0%		$166,826
(Cost: $165,493)

MORTGAGE-BACKED SECURITIES
Non-Agency REMIC/CMO – 0.1%
MASTR Adjustable Rate Mortgage Trust 2005-1,
2.576%, 3–25–35 (B)	1,669	166
Structured Adjustable Rate Mortgage Loan Trust, Mortgage Pass-Through Certificates, Series 2004-1,
2.536%, 2–25–34 (B)	281	18
Structured Adjustable Rate Mortgage Loan Trust, Mortgage Pass-Through Certificates, Series 2004-3AC,
2.443%, 3–25–34 (B)	530	27

		211

TOTAL MORTGAGE-BACKED SECURITIES – 0.1%		$211
(Cost: $2,479)

MUNICIPAL BONDS
Massachusetts – 0.9%
Cmnwlth of MA, Fed Hwy Grant Anticipation Notes (Accelerated Bridge Prog), Ser 2010A,
4.285%, 12–15–18	2,500	2,707

New York – 1.8%
NYC Indl Dev Agy, Rental Rev Bonds (Yankee Stadium Proj), Ser 2009,
11.000%, 3–1–29 (A)	3,800	5,128

Pennsylvania – 0.3%
Cmnwlth of PA, GO Bonds, Third Ser B of 2010 (Federally Taxable – Build America Bonds),
4.750%, 7–15–22	750	837

TOTAL MUNICIPAL BONDS – 3.0%		$8,672
(Cost: $7,173)

OTHER GOVERNMENT SECURITIES (C)
Canada – 1.2%
Province de Quebec,
7.140%, 2–27–26	2,500	3,359

TOTAL OTHER GOVERNMENT SECURITIES – 1.2%		$3,359
(Cost: $2,805)

UNITED STATES GOVERNMENT AGENCY OBLIGATIONS
Agency Obligations – 1.6%
Federal National Mortgage Association Agency REMIC/CMO,
1.500%, 4–25–28	4,750	4,747

Mortgage-Backed Obligations – 19.6%
Federal Home Loan Mortgage Corp. Agency REMIC/CMO:
4.000%, 6–15–26	4,328	4,689
4.000%, 11–15–36	1,011	1,065
4.500%, 9–15–37	516	522
4.500%, 8–15–39	1,079	1,132
5.045%, 7–25–44 (A)(B)	2,200	2,338
4.497%, 12–25–44 (A)(B)	1,000	1,076
3.782%, 10–25–45 (A)(B)	2,000	2,064
3.623%, 11–25–45 (A)(B)	1,000	999
4.751%, 11–25–46 (A)(B)	2,055	2,238
4.436%, 7–25–48 (A)(B)	2,350	2,463
4.570%, 12–25–48 (A)(B)	1,000	1,068
Federal Home Loan Mortgage Corp. Fixed Rate Participation Certificates:
3.000%, 8–1–28	4,274	4,444
3.500%, 10–1–28	4,684	4,947
3.000%, 1–1–33	813	840
Federal National Mortgage Association Agency REMIC/CMO:
3.000%, 2–25–25	3,458	3,650
2.390%, 6–1–25	1,468	1,510
5.500%, 11–25–36 (D)	1,280	234
5.500%, 4–25–37	643	694
4.500%, 6–25–40	692	743
Federal National Mortgage Association Fixed Rate Pass-Through Certificates:
4.514%, 12–1–19	7,179	7,940
5.500%, 10–1–21	1,073	1,155
6.000%, 7–1–22	775	855
6.000%, 9–1–22	1,228	1,348
3.000%, 7–1–28	4,000	4,162
5.500%, 2–1–35	859	977
Government National Mortgage Association Agency REMIC/CMO:
2.000%, 3–16–42	4,118	4,073
0.136%, 6–17–45 (B)(D)	28	—	*

		57,226

TOTAL UNITED STATES GOVERNMENT AGENCY OBLIGATIONS – 21.2%		$61,973
(Cost: $62,252)

UNITED STATES GOVERNMENT OBLIGATIONS
Treasury Obligations – 11.2%
U.S. Treasury Bonds,
3.000%, 11–15–44	7,744	7,914
U.S. Treasury Notes:
3.125%, 1–31–17	6,000	6,211
2.750%, 2–28–18	6,000	6,282
2.000%, 2–15–23	5,000	5,067
2.000%, 8–15–25	7,438	7,402

		32,876

TOTAL UNITED STATES GOVERNMENT OBLIGATIONS – 11.2%		$32,876
(Cost: $33,523)

SHORT-TERM SECURITIES
Commercial Paper(E) – 3.4%
Northern Illinois Gas Co.,
0.310%, 10–7–15	10,000	10,000

Master Note – 1.5%
Toyota Motor Credit Corp.,
0.200%, 10–7–15 (F)	4,383	4,383

United States Government Agency Obligations – 0.7%
Overseas Private Investment Corp. (GTD by U.S. Government),
0.150%, 10–7–15 (F)	2,000	2,000

TOTAL SHORT-TERM SECURITIES – 5.6%		$16,383
(Cost: $16,383)

TOTAL INVESTMENT SECURITIES – 99.3%		$290,300
(Cost: $290,108)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.7%		2,176

NET ASSETS – 100.0%		$292,476

Notes to Schedule of Investments

*	Not shown due to rounding.

(A)	Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2015 the total value of these securities amounted to $39,113 or 13.4% of net assets.

(B)	Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2015.

(C)	Other Government Securities include emerging markets sovereign, quasi-sovereign, corporate and supranational agency and organization debt securities.

(D)	Interest-only security. Amount shown as principal represents notional amount for computation of interest.

(E)	Rate shown is the yield to maturity at September 30, 2015.

(F)	Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2015. Date shown represents the date that the variable rate resets.

Each Portfolio’s investments are reported at fair value. Fair value is defined as the price that each Portfolio would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Portfolio.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Portfolio’s investments by the fair value hierarchy levels as of September 30, 2015.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Corporate Debt Securities	$—	$166,826	$—
Mortgage-Backed Securities	—	211	—
Municipal Bonds	—	8,672	—
Other Government Securities	—	3,359	—
United States Government Agency Obligations	—	61,973	—
United States Government Obligations	—	32,876	—
Short-Term Securities	—	16,383	—
Total	$—	$290,300	$—

During the period ended September 30, 2015, there were no transfers between Level 1 and 2.

The following acronyms are used throughout this schedule:

CMO = Collateralized Mortgage Obligation

GTD = Guaranteed

REIT = Real Estate Investment Trust

REMIC = Real Estate Mortgage Investment Conduit

For Federal income tax purposes, cost of investments owned at September 30, 2015 and the related unrealized appreciation (depreciation) were as follows:

Cost	$290,108
Gross unrealized appreciation	6,019
Gross unrealized depreciation	(5,827)
Net unrealized appreciation	$192

SCHEDULE OF INVESTMENTS Core Equity (in thousands)	SEPTEMBER 30, 2015 (UNAUDITED)

COMMON STOCKS	Shares	Value
Consumer Discretionary

Apparel, Accessories & Luxury Goods – 0.7%
Polo Ralph Lauren Corp.	27	$3,202

Auto Parts & Equipment – 1.5%
Magna International, Inc.	138	6,621

Broadcasting – 1.2%
CBS Corp., Class B	124	4,967

Cable & Satellite – 2.4%
Comcast Corp., Class A	185	10,523

General Merchandise Stores – 2.5%
Dollar General Corp.	148	10,721

Home Improvement Retail – 2.6%
Home Depot, Inc. (The)	96	11,087

Internet Retail – 1.9%
Amazon.com, Inc. (A)	16	8,293

Restaurants – 3.1%
Chipotle Mexican Grill, Inc., Class A (A)	13	9,435
Starbucks Corp.	73	4,155

		13,590

Total Consumer Discretionary – 15.9%		69,004
Consumer Staples

Brewers – 2.0%
Anheuser-Busch InBev S.A. ADR	84	8,973

Distillers & Vintners – 0.5%
Constellation Brands, Inc.	18	2,216

Hypermarkets & Super Centers – 2.2%
Costco Wholesale Corp.	65	9,451

Packaged Foods & Meats – 2.0%
Kraft Foods Group, Inc.	124	8,731

Tobacco – 3.7%
Philip Morris International, Inc.	201	15,935

Total Consumer Staples – 10.4%		45,306
Energy

Oil & Gas Exploration & Production – 4.3%
Cabot Oil & Gas Corp.	270	5,911
Cimarex Energy Co.	60	6,162
EOG Resources, Inc.	91	6,610

		18,683

Oil & Gas Storage & Transportation – 0.7%
MarkWest Energy Partners L.P.	68	2,901

Total Energy – 5.0%		21,584
Financials

Multi-Line Insurance – 2.2%
American International Group, Inc.	168	9,551

Other Diversified Financial Services – 6.1%
Citigroup, Inc.	347	17,235
JPMorgan Chase & Co.	151	9,206

		26,441

Total Financials – 8.3%		35,992
Health Care

Biotechnology – 4.3%
Alexion Pharmaceuticals, Inc. (A)	63	9,884
Celgene Corp. (A)	81	8,794

		18,678

Health Care Equipment – 2.9%
Medtronic plc	188	12,558

Health Care Facilities – 1.9%
HCA Holdings, Inc. (A)	105	8,107

Pharmaceuticals – 12.1%
Allergan plc (A)	52	13,998
Bristol-Myers Squibb Co.	179	10,573
Shire Pharmaceuticals Group plc ADR	68	13,885
Teva Pharmaceutical Industries Ltd. ADR	249	14,070

		52,526

Total Health Care – 21.2%		91,869

Industrials

Aerospace & Defense – 3.7%
Boeing Co. (The)	72	9,389
Rockwell Collins, Inc.	81	6,654

		16,043

Railroads – 4.4%
Canadian Pacific Railway Ltd.	67	9,654
Kansas City Southern	103	9,342

		18,996

Total Industrials – 8.1%		35,039
Information Technology

Application Software – 2.5%
Adobe Systems, Inc. (A)	130	10,697

Data Processing & Outsourced Services – 4.0%
MasterCard, Inc., Class A	106	9,507
Visa, Inc., Class A	116	8,060

		17,567

Internet Software & Services – 3.3%
Google, Inc., Class A (A)	23	14,555

IT Consulting & Other Services – 2.2%
Cognizant Technology Solutions Corp., Class A (A)	153	9,561

Semiconductor Equipment – 2.2%
Applied Materials, Inc.	648	9,516

Semiconductors – 3.3%
NXP Semiconductors N.V. (A)	88	7,653
Texas Instruments, Inc.	131	6,502

		14,155

Systems Software – 3.3%
Microsoft Corp.	323	14,287

Total Information Technology – 20.8%		90,338
Materials

Diversified Chemicals – 0.6%
PPG Industries, Inc.	31	2,736

Industrial Gases – 2.2%
Air Products and Chemicals, Inc.	73	9,275

Total Materials – 2.8%		12,011
Telecommunication Services

Alternative Carriers – 1.9%
Level 3 Communications, Inc. (A)	183	8,008

Wireless Telecommunication Service – 2.7%
American Tower Corp., Class A	134	11,781

Total Telecommunication Services – 4.6%		19,789

TOTAL COMMON STOCKS – 97.1%		$420,932
(Cost: $410,655)

SHORT-TERM SECURITIES	Principal
Commercial Paper (B) – 2.1%
Danaher Corp.,
0.130%, 10–2–15	$5,000	5,000
J.M. Smucker Co. (The),
0.280%, 10–1–15	4,575	4,575

		9,575

Master Note – 0.3%
Toyota Motor Credit Corp.,
0.200%, 10–7–15 (C)	1,181	1,181

Municipal Obligations – 0.3%
CA GO Bonds, Ser 2004B6 (GTD by U.S. Bank N.A.),
0.010%, 10–7–15 (C)	1,200	1,200

TOTAL SHORT-TERM SECURITIES – 2.7%		$11,956
(Cost: $11,956)

TOTAL INVESTMENT SECURITIES – 99.8%		$432,888
(Cost: $422,611)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.2%		722

NET ASSETS – 100.0%		$433,610

Notes to Schedule of Investments

(A)	No dividends were paid during the preceding 12 months.

(B)	Rate shown is the yield to maturity at September 30, 2015.

(C)	Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2015. Date shown represents the date that the variable rate resets.

Each Portfolio’s investments are reported at fair value. Fair value is defined as the price that each Portfolio would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Portfolio.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Portfolio’s investments by the fair value hierarchy levels as of September 30, 2015.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$420,932	$—	$—
Short-Term Securities	—	11,956	—
Total	$420,932	$11,956	$—

During the period ended September 30, 2015, there were no transfers between Level 1 and 2.

The following acronym is used throughout this schedule:

ADR = American Depositary Receipts

GTD = Guaranteed

For Federal income tax purposes, cost of investments owned at September 30, 2015 and the related unrealized appreciation (depreciation) were as follows:

Cost	$422,611
Gross unrealized appreciation	34,105
Gross unrealized depreciation	(23,828)
Net unrealized appreciation	$10,277

SCHEDULE OF INVESTMENTS Dividend Opportunities (in thousands)	SEPTEMBER 30, 2015 (UNAUDITED)

COMMON STOCKS	Shares	Value
Consumer Discretionary

Advertising – 1.7%
Omnicom Group, Inc.	121	$7,961

Apparel Retail – 1.7%
Limited Brands, Inc.	88	7,958

Cable & Satellite – 2.8%
Comcast Corp., Class A	148	8,438
Time Warner Cable, Inc.	26	4,691

		13,129

Home Improvement Retail – 2.1%
Home Depot, Inc. (The)	85	9,805

Restaurants – 3.3%
McDonald’s Corp.	159	15,637

Total Consumer Discretionary – 11.6%		54,490
Consumer Staples

Brewers – 1.6%
Anheuser-Busch InBev S.A. ADR	72	7,660

Drug Retail – 2.5%
CVS Caremark Corp.	119	11,438

Packaged Foods & Meats – 1.3%
Unilever plc (A)	154	6,254

Tobacco – 2.6%
Philip Morris International, Inc.	152	12,059

Total Consumer Staples – 8.0%		37,411
Energy

Integrated Oil & Gas – 0.5%
Occidental Petroleum Corp.	37	2,470

Oil & Gas Storage & Transportation – 3.2%
Energy Transfer Equity L.P.	519	10,804
MarkWest Energy Partners L.P.	101	4,353

		15,157

Total Energy – 3.7%		17,627
Financials

Diversified Banks – 1.9%
Wells Fargo & Co.	176	9,030

Industrial REITs – 1.6%
ProLogis	190	7,371

Other Diversified Financial Services – 7.2%
Citigroup, Inc.	347	17,222
JPMorgan Chase & Co.	277	16,890

		34,112

Regional Banks – 1.0%
PNC Financial Services Group, Inc. (The)	54	4,839

Specialized REITs – 2.3%
Crown Castle International Corp.	136	10,703

Total Financials – 14.0%		66,055
Health Care

Health Care Equipment – 3.3%
Medtronic plc	232	15,513

Pharmaceuticals – 15.4%
AbbVie, Inc.	130	7,090
Bristol-Myers Squibb Co.	230	13,592
Johnson & Johnson	101	9,414
Merck & Co., Inc.	134	6,641
Pfizer, Inc.	584	18,350
Teva Pharmaceutical Industries Ltd. ADR	307	17,330

		72,417

Total Health Care – 18.7%		87,930
Industrials

Aerospace & Defense – 5.8%
BAE Systems plc (A)	833	5,644
Boeing Co. (The)	84	11,019
Honeywell International, Inc.	113	10,691

		27,354

Commercial Printing – 1.8%
Corrections Corp. of America	285	8,411

Industrial Conglomerates – 2.2%
General Electric Co.	402	10,140

Industrial Machinery – 1.2%
Eaton Corp.	113	5,815

Railroads – 2.8%
Union Pacific Corp.	149	13,203

Research & Consulting Services – 1.1%
Nielsen Holdings plc	113	5,032

Total Industrials – 14.9%		69,955
Information Technology

Data Processing & Outsourced Services – 1.6%
Paychex, Inc.	159	7,554

Semiconductor Equipment – 2.7%
Applied Materials, Inc.	871	12,797

Semiconductors – 2.0%
Texas Instruments, Inc.	190	9,406

Systems Software – 3.6%
Microsoft Corp.	378	16,724

Technology Hardware, Storage & Peripherals – 1.5%
Seagate Technology	155	6,964

Total Information Technology – 11.4%		53,445
Materials

Diversified Chemicals – 3.0%
Dow Chemical Co. (The)	133	5,620
PPG Industries, Inc.	94	8,217

		13,837

Industrial Gases – 1.6%
Air Products and Chemicals, Inc.	60	7,699

Total Materials – 4.6%		21,536
Utilities

Electric Utilities – 1.7%
PPL Corp.	245	8,064

Total Utilities – 1.7%		8,064

TOTAL COMMON STOCKS – 88.6%		$416,513
(Cost: $394,626)

SHORT-TERM SECURITIES	Principal
Commercial Paper (B) – 9.8%
Baxter International, Inc.,
0.260%, 10–22–15	$10,000	9,998
Danaher Corp.,
0.130%, 10–2–15	10,000	10,000
General Mills, Inc.,
0.310%, 10–5–15	8,000	8,000
J.M. Smucker Co. (The),
0.280%, 10–1–15	6,241	6,241
L Oreal USA, Inc.,
0.140%, 10–26–15	2,000	2,000
Virginia Electric and Power Co.,
0.230%, 10–20–15	10,000	9,999

		46,238

Master Note – 0.5%
Toyota Motor Credit Corp.,
0.200%, 10–7–15 (C)	2,264	2,264

Municipal Obligations – 0.9%
MS Business Fin Corp., Gulf Opp Zone Indl Dev Rev Bonds (Chevron USA, Inc. Proj), Ser 2007B (GTD by Chevron Corp.),
0.010%, 10–1–15 (C)	4,000	4,000

TOTAL SHORT-TERM SECURITIES – 11.2%		$52,502
(Cost: $52,501)

TOTAL INVESTMENT SECURITIES – 99.8%		$469,015
(Cost: $447,127)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.2%		869

NET ASSETS – 100.0%		$469,884

Notes to Schedule of Investments

(A)	Listed on an exchange outside the United States.

(B)	Rate shown is the yield to maturity at September 30, 2015.

(C)	Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2015. Date shown represents the date that the variable rate resets.

Each Portfolio’s investments are reported at fair value. Fair value is defined as the price that each Portfolio would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Portfolio.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Portfolio’s investments by the fair value hierarchy levels as of September 30, 2015.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks
Consumer Discretionary	$54,490	$—	$—
Consumer Staples	31,157	6,254	—
Energy	17,627	—	—
Financials	66,055	—	—
Health Care	87,930	—	—
Industrials	64,311	5,644	—
Information Technology	53,445	—	—
Materials	21,536	—	—
Utilities	8,064	—	—
Total Common Stocks	$404,615	$11,898	$—
Short-Term Securities	—	52,502	—
Total	$404,615	$64,400	$—

During the period ended September 30, 2015, there were no transfers between Level 1 and 2.

The following acronyms are used throughout this schedule:

ADR = American Depositary Receipts

GTD = Guaranteed

REIT = Real Estate Investment Trust

For Federal income tax purposes, cost of investments owned at September 30, 2015 and the related unrealized appreciation (depreciation) were as follows:

Cost	$447,127
Gross unrealized appreciation	41,178
Gross unrealized depreciation	(19,290)
Net unrealized appreciation	$21,888

SCHEDULE OF INVESTMENTS Energy (in thousands)	SEPTEMBER 30, 2015 (UNAUDITED)

COMMON STOCKS	Shares	Value
Energy

Integrated Oil & Gas – 4.2%
Chevron Corp.	12	$978
Exxon Mobil Corp.	21	1,580
Royal Dutch Shell plc, Class A (A)	40	958
Suncor Energy, Inc.	49	1,305

		4,821

Oil & Gas Drilling – 1.6%
Helmerich & Payne, Inc.	28	1,321
Patterson-UTI Energy, Inc.	38	502

		1,823

Oil & Gas Equipment & Services – 18.3%
Baker Hughes, Inc.	87	4,520
Cameron International Corp. (B)	31	1,925
Core Laboratories N.V.	16	1,602
Dril-Quip, Inc. (B)	17	990
FMC Technologies, Inc. (B)	30	939
Forum Energy Technologies, Inc. (B)	44	532
Halliburton Co.	111	3,931
Schlumberger Ltd.	61	4,238
Superior Energy Services, Inc.	41	517
Weatherford International Ltd. (B)	214	1,812

		21,006

Oil & Gas Exploration & Production – 35.2%
Anadarko Petroleum Corp.	41	2,470
Antero Resources Corp. (B)	38	797
Cabot Oil & Gas Corp.	63	1,366
Cimarex Energy Co.	40	4,145
Concho Resources, Inc. (B)	32	3,121
Continental Resources, Inc. (B)	76	2,193
Diamondback Energy, Inc. (B)	28	1,777
EOG Resources, Inc.	45	3,276
Gulfport Energy Corp. (B)	49	1,466
Laredo Petroleum Holdings, Inc. (B)	109	1,030
Memorial Resource Development Corp. (B)	83	1,462
Newfield Exploration Co. (B)	92	3,022
Noble Energy, Inc.	64	1,941
Oasis Petroleum LLC (B)	126	1,095
Parsley Energy, Inc., Class A (B)	159	2,402
Pioneer Natural Resources Co.	25	3,084
Rice Energy, Inc. (B)	111	1,786
RSP Permian, Inc. (B)	103	2,089
Southwestern Energy Co. (B)	49	617
Whiting Petroleum Corp. (B)	73	1,115

		40,254

Oil & Gas Refining & Marketing – 11.0%
HollyFrontier Corp.	31	1,502
Marathon Petroleum Corp.	50	2,326
Marathon Petroleum Corp. L.P.	38	1,448
Phillips 66	31	2,397
Tesoro Corp.	28	2,766
Valero Energy Corp.	36	2,173

		12,612

Oil & Gas Storage & Transportation – 11.5%
Columbia Pipeline Partners L.P.	71	896
Enbridge, Inc.	32	1,199
Energy Transfer Equity L.P.	90	1,871
MarkWest Energy Partners L.P.	33	1,407
Phillips 66 Partners L.P.	41	2,037
Plains GP Holdings L.P., Class A	36	629
Rice Midstream Partners L.P.	45	594
Shell Midstream Partners L.P.	19	546
Tallgrass Energy GP L.P., Class A	79	1,570
Valero Energy Partners L.P.	25	1,086
Williams Co., Inc. (The)	35	1,281

		13,116

Total Energy – 81.8%		93,632
Financials

Specialized Finance – 4.0%
CME Group, Inc.	49	4,525

Total Financials – 4.0%		4,525
Industrials

Electrical Components & Equipment – 1.1%
SolarCity Corp. (B)	29	1,239

Railroads – 1.3%
Canadian Pacific Railway Ltd.	10	1,493

Total Industrials – 2.4%		2,732

TOTAL COMMON STOCKS – 88.2%		$100,889
(Cost: $122,215)

SHORT-TERM SECURITIES	Principal
Commercial Paper (C) – 6.8%
J.M. Smucker Co. (The),
0.280%, 10–1–15	$5,784	5,784
L Air Liquide S.A.,
0.180%, 10–2–15	2,000	2,000

		7,784

Master Note – 5.0%
Toyota Motor Credit Corp.,
0.200%, 10–7–15 (D)	5,704	5,704

TOTAL SHORT-TERM SECURITIES – 11.8%		$13,488
(Cost: $13,488)

TOTAL INVESTMENT SECURITIES – 100.0%		$114,377
(Cost: $135,703)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.0%		10

NET ASSETS – 100.0%		$114,387

Notes to Schedule of Investments

(A) Listed on an exchange outside the United States.

(B) No dividends were paid during the preceding 12 months.

(C) Rate shown is the yield to maturity at September 30, 2015.

(D) Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2015. Date shown represents the date that the variable rate resets.

Each Portfolio’s investments are reported at fair value. Fair value is defined as the price that each Portfolio would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Portfolio.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Portfolio’s investments by the fair value hierarchy levels as of September 30, 2015.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks
Energy	$92,674	$958	$—
Financials	4,525	—	—
Industrials	2,732	—	—
Total Common Stocks	$99,931	$958	$—
Short-Term Securities	—	13,488	—
Total	$99,931	$14,446	$—

During the period ended September 30, 2015, there were no transfers between Level 1 and Level 2.

For Federal income tax purposes, cost of investments owned at September 30, 2015 and the related unrealized appreciation (depreciation) were as follows:

Cost	$135,703
Gross unrealized appreciation	3,628
Gross unrealized depreciation	(24,954)
Net unrealized depreciation	$(21,326)

SCHEDULE OF INVESTMENTS Global Bond (in thousands)	SEPTEMBER 30, 2015 (UNAUDITED)

COMMON STOCKS	Shares		Value
Brazil

Utilities – 0.5%
Alupar Investimento S.A.		11	$41
Transmissora Alianca de Energia Eletrica S.A.		10	49

			90

Total Brazil – 0.5%			$90
Chile

Utilities – 0.1%
Aguas Andinas S.A.		34	18

Total Chile – 0.1%			$18
Panama

Financials – 1.1%
Banco Latinoamericano de Comercio Exterior S.A.		9	206

Total Panama – 1.1%			$206
United Kingdom

Energy – 0.8%
Royal Dutch Shell plc, Class A		5	110
Seadrill Partners LLC		4	36

			146

Health Care – 0.4%
GlaxoSmithKline plc		4	77

Total United Kingdom – 1.2%			$223
United States

Health Care – 0.8%
Bristol-Myers Squibb Co.		3	149

Information Technology – 0.6%
Intel Corp.		4	124

Utilities – 0.6%
PPL Corp.		4	118

Total United States – 2.0%			$391

TOTAL COMMON STOCKS – 4.9%			$928
(Cost: $1,078)

CORPORATE DEBT SECURITIES	Principal
Argentina

Consumer Discretionary – 0.3%
Arcos Dorados Holdings, Inc.
10.250%, 7–13–16 (A)	BRL	250	56

Energy – 0.9%
Pan American Energy LLC
7.875%, 5–7–21		$100	99
YPF Sociedad Anonima
8.875%, 12–19–18 (B)		80	78

			177

Industrials – 0.2%
Aeropuertos Argentina 2000 S.A.
10.750%, 12–1–20 (B)		43	44

Total Argentina – 1.4%			$277
Austria

Consumer Staples – 1.1%
JBS Investments GmbH (GTD by JBS S.A. and JBS Hungary Holdings Kft.)
7.750%, 10–28–20 (B)		200	205

Total Austria – 1.1%			$205
Brazil

Consumer Staples – 0.6%
BFF International Ltd.
7.250%, 1–28–20		100	109

Energy – 0.0%
Lancer Finance Co. (SPV) Ltd.
5.850%, 12–12–16 (B)(C)		15	—	*

Financials – 1.1%
Banco Bradesco S.A.
4.125%, 5–16–16 (B)		200	200
Banco Cruzeiro do Sul S.A.
7.000%, 7–8–13 (C)		96	7

			207

Industrials – 1.4%
Embraer Overseas Ltd.
6.375%, 1–24–17		225	231
Odebrecht Drilling Norbe VII/IX Ltd.
6.350%, 6–30–21 (B)		103	36

			267

Materials – 1.0%
Suzano Trading Ltd.
5.875%, 1–23–21 (B)		200	194

Total Brazil – 4.1%			$777
British Virgin Islands

Energy – 0.6%
QGOG Atlantic/Alaskan Rigs Ltd.
5.250%, 7–30–18 (B)		181	116

Total British Virgin Islands – 0.6%			$116
Canada

Financials – 0.5%
Bank of Montreal
1.800%, 7–31–18		100	100

Total Canada – 0.5%			$100
Cayman Islands

Financials – 1.0%
Banco Bradesco S.A.
4.500%, 1–12–17 (B)		200	199

Industrials – 0.3%
Odebrecht Offshore Drilling Finance
6.750%, 10–1–22 (B)		181	48

Telecommunication Services – 1.0%
Sable International Finance Ltd.
6.875%, 8–1–22 (B)		200	201

Total Cayman Islands – 2.3%			$448
Chile

Industrials – 2.2%
Guanay Finance Ltd.
6.000%, 12–15–20 (B)		250	246
LATAM Airlines Group S.A.
7.250%, 6–9–20 (B)		200	177

			423

Materials – 2.0%
Inversiones CMPC S.A. (GTD by Empresas CMPC S.A.):
4.750%, 1–19–18 (B)		175	180
4.375%, 5–15–23 (B)		200	196

			376

Total Chile – 4.2%			$799
Columbia

Energy – 1.0%
Empresas Publicas de Medellin E.S.P.
8.375%, 2–1–21 (A)	COP	274,000	89
Pacific Rubiales Energy Corp.:
5.375%, 1–26–19 (B)		$100	37
7.250%, 12–12–21 (B)		200	72

			198

Financials – 1.1%
Banco de Bogota S.A.
5.000%, 1–15–17 (B)		200	205

Utilities – 0.5%
Emgesa S.A. E.S.P.
8.750%, 1–25–21 (A)	COP	302,000	99

Total Columbia – 2.6%			$502
France

Financials – 0.5%
Societe Generale S.A.
5.922%, 4–29–49 (B)		$100	101

Total France – 0.5%			$101
Hong Kong

Telecommunication Services – 1.0%
Hutchison Whampoa Ltd.
1.625%, 10–31–17 (B)		200	199

Total Hong Kong – 1.0%			$199
India

Industrials – 1.1%
Adani Ports and Special Economic Zone Ltd.
3.500%, 7–29–20 (B)		200	198

Utilities – 0.5%
Rural Electrification Corp. Ltd.
4.250%, 1–25–16		100	101

Total India – 1.6%			$299
Indonesia

Utilities – 1.7%
Majapahit Holding B.V.
7.750%, 10–17–16		300	316

Total Indonesia – 1.7%			$316

Ireland

Financials – 1.6%
MTS International Funding Ltd.
5.000%, 5–30–23 (B)	350	314

Total Ireland – 1.6%		$314
Jamaica

Telecommunication Services – 0.9%
Digicel Group Ltd.
6.000%, 4–15–21 (B)	200	181

Total Jamaica – 0.9%		$181
Luxembourg

Consumer Discretionary – 0.9%
Altice S.A.
7.625%, 2–15–25 (B)	200	175

Financials – 1.0%
OJSC Russian Agricultural Bank
5.100%, 7–25–18 (B)	200	195

Information Technology – 1.0%
BC Luxco 1 S.A.
7.375%, 1–29–20 (B)	200	188

Materials – 1.6%
Evraz Group S.A.
7.400%, 4–24–17	200	205
Steel Capital S.A.
6.700%, 10–25–17	100	105

		310

Total Luxembourg – 4.5%		$868
Mexico

Materials – 3.5%
C5 Capital (SPV) Ltd.
4.604%, 12–29–49 (B)(D)	150	130
CEMEX S.A.B. de C.V.
6.500%, 12–10–19 (B)	550	543

		673

Total Mexico – 3.5%		$673
Netherlands

Consumer Discretionary – 0.9%
VTR Finance B.V.
6.875%, 1–15–24 (B)	200	182

Energy – 0.5%
Petrobras Global Finance (GTD by Petroleo Brasileiro S.A.)
4.875%, 3–17–20	125	92

Materials – 0.7%
Cimpor Financial Operations B.V. (GTD by InterCement Participacoes S.A. and InterCement Brasil S.A.)
5.750%, 7–17–24 (B)	200	134

Telecommunication Services – 0.4%
VimpleCom Holdings B.V.
9.000%, 2–13–18 (A)(B)	RUB5,000	70

Utilities – 1.1%
Listrindo Capital B.V.
6.950%, 2–21–19 (B)	$200	202

Total Netherlands – 3.6%		$680
Panama

Financials – 1.6%
Banco Latinoamericano de Comercio Exterior S.A.
3.750%, 4–4–17 (B)	300	304

Total Panama – 1.6%		$304
Peru

Financials – 0.5%
InRetail Shopping Malls
5.250%, 10–10–21 (B)	100	101

Total Peru – 0.5%		$101
Russia

Energy – 1.1%
Novatek Finance Ltd.
5.326%, 2–3–16 (B)	200	202

Industrials – 1.0%
SCF Capital Ltd.
5.375%, 10–27–17	200	194

Materials – 1.0%
Uralkali Finance Ltd.
3.723%, 4–30–18 (B)	200	189

Total Russia – 3.1%		$585
Singapore

Consumer Staples – 1.1%
Olam International Ltd.
7.500%, 8–12–20	100	108
Olam International Ltd., Convertible
6.000%, 10–15–16	100	101

		209

Telecommunication Services – 1.0%
TBG Global Pte. Ltd.
4.625%, 4–3–18 (B)	200	195

Total Singapore – 2.1%		$404
United Arab Emirates

Financials – 1.7%
ICICI Bank Ltd.
3.500%, 3–18–20 (B)	325	328

Total United Arab Emirates – 1.7%		$328
United Kingdom

Financials – 5.3%
Barclays plc
8.250%, 12–29–49	200	208
HSBC Holdings plc
5.625%, 12–29–49	200	192
Royal Bank of Scotland Group plc (The)
7.640%, 3–29–49	200	213
State Bank of India:
3.250%, 4–18–18 (B)	200	204
3.622%, 4–17–19 (B)	200	205

		1,022

Materials – 0.8%
Vedanta Resources plc
6.000%, 1–31–19 (B)	200	145

Total United Kingdom – 6.1%		$1,167
United States

Consumer Discretionary – 0.2%
B-Corp Merger Sub, Inc.
8.250%, 6–1–19	50	38

Consumer Staples – 1.3%
SABMiller Holdings, Inc.
2.200%, 8–1–18 (B)	200	202
Simmons Foods, Inc.
7.875%, 10–1–21 (B)	50	46

		248

Energy – 0.7%
Brand Energy & Infrastructure Services
8.500%, 12–1–21 (B)	80	72
California Resources Corp.
5.000%, 1–15–20	100	64

		136

Financials – 5.1%
Aircastle Ltd.
4.625%, 12–15–18	235	239
Citigroup, Inc.:
8.400%, 4–29–49	75	84
5.950%, 12–29–49	100	99
Daimler Finance North America LLC
2.950%, 1–11–17 (B)	200	203
General Motors Financial Co., Inc.
3.000%, 9–25–17	100	101
UBS Preferred Funding Trust V
6.243%, 5–29–49	200	203
Wells Fargo & Co.
7.980%, 3–29–49	50	53

		982

Health Care – 0.4%
Fresenius U.S. Finance II, Inc.
4.500%, 1–15–23 (B)	75	75

Industrials – 0.4%
TransDigm, Inc.
6.000%, 7–15–22	82	76

Information Technology – 1.1%
Alliance Data Systems Corp.
5.250%, 12–1–17 (B)	150	152
Micron Technology, Inc.
5.875%, 2–15–22	50	50

		202

Materials – 0.5%
Hillman Group, Inc. (The)
6.375%, 7–15–22 (B)	110	101

Telecommunication Services – 3.0%
American Tower Corp.
3.400%, 2–15–19	125	129
T-Mobile USA, Inc.
6.000%, 3–1–23	230	222
Verizon Communications, Inc.
2.625%, 2–21–20	214	215

		566

Total United States – 12.7%		$2,424

TOTAL CORPORATE DEBT SECURITIES – 63.5%		$12,168
(Cost: $13,383)

OTHER GOVERNMENT SECURITIES (E)
Argentina – 1.1%
City of Buenos Aires
9.950%, 3–1–17 (B)	200	206

Luxembourg – 0.7%
BC Luxco 1 S.A.
7.375%, 1–29–20	150	141

Russia – 1.1%
Russian Federation
3.500%, 1–16–19 (B)	200	200

Spain – 1.1%
Banco Bilbao Vizcaya Argentaria S.A.
9.000%, 5–29–49	200	211

Venezuela – 2.1%
Corporacion Andina de Fomento:
3.750%, 1–15–16	155	156
1.500%, 8–8–17	250	250

		406

TOTAL OTHER GOVERNMENT SECURITIES – 6.1%		$1,164
(Cost: $1,183)

LOANS (D)
United States

Industrials – 1.2%
TransDigm, Inc.
3.750%, 2–28–20	242	239

Information Technology – 0.3%
Magic Newco LLC
5.000%, 12–12–18	50	50

Materials – 0.5%
BakerCorp International
4.250%, 2–7–20	74	70
EP Minerals LLC
5.500%, 8–20–20	29	29

		99

Total United States – 2.0%		$388
		388

TOTAL LOANS – 2.0%		$388
(Cost: $393)

UNITED STATES GOVERNMENT OBLIGATIONS
United States – 15.1%
U.S. Treasury Notes:
0.625%, 8–31–17	1,500	1,500
0.750%, 12–31–17	1,250	1,251
1.750%, 5–15–22	145	145

		2,896

TOTAL UNITED STATES GOVERNMENT OBLIGATIONS – 15.1%		$2,896
(Cost: $2,893)

SHORT-TERM SECURITIES
Master Note – 7.3%
Toyota Motor Credit Corp.
0.200%, 10–7–15 (F)	1,391	1,391

TOTAL SHORT-TERM SECURITIES – 7.3%		$1,391
(Cost: $1,391)

TOTAL INVESTMENT SECURITIES – 98.9%		$18,935
(Cost: $20,321)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 1.1%		217

NET ASSETS – 100.0%		$19,152

Notes to Schedule of Investments

*	Not shown due to rounding.

(A)	Principal amounts are denominated in the indicated foreign currency, where applicable (BRL—Brazilian Real, COP—Columbian Peso and RUB—Russian Ruble).

(B)	Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2015 the total value of these securities amounted to $8,376 or 43.7% of net assets.

(C)	Non-income producing as the issuer has either missed its most recent interest payment or declared bankruptcy.

(D)	Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2015.

(E)	Other Government Securities include emerging markets sovereign, quasi-sovereign, corporate and supranational agency and organization debt securities.

(F)	Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2015. Date shown represents the date that the variable rate resets.

The following forward foreign currency contracts were outstanding at September 30, 2015:

	Currency to be Delivered		Currency to be Received	Settlement Date	Counterparty	Unrealized Appreciation	Unrealized Depreciation
British Pound	131	U.S. Dollar	200	10-15-15	Barclays Capital, Inc.	$2	$—

Each Portfolio’s investments are reported at fair value. Fair value is defined as the price that each Portfolio would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Portfolio.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Portfolio’s investments by the fair value hierarchy levels as of September 30, 2015.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks
Energy	$36	$110	$—
Financials	206	—	—
Health Care	149	77	—
Information Technology	124	—	—
Utilities	226	—	—
Total Common Stocks	$741	$187	$—
Corporate Debt Securities	—	12,168	—
Other Government Securities	—	1,164	—
Loans	—	388	—
United States Government Obligations	—	2,896	—
Short-Term Securities	—	1,391	—
Total	$741	$18,194	$—
Forward Foreign Currency Contracts	$—	$2	$—

During the period ended September 30, 2015, securities totaling $235 were transferred from Level 3 to Level 2 due to increased availability of observable market data due to increased market activity or information for these securities. Transfers out of Level 3 represent the values as of the beginning of the reporting period. There were no transfers between Level 1 and 2 during the period.

The following acronym is used throughout this schedule:

GTD = Guaranteed

For Federal income tax purposes, cost of investments owned at September 30, 2015 and the related unrealized appreciation (depreciation) were as follows:

Cost	$20,321
Gross unrealized appreciation	193
Gross unrealized depreciation	(1,579)
Net unrealized depreciation	$(1,386)

SCHEDULE OF INVESTMENTS Global Natural Resources (in thousands)	SEPTEMBER 30, 2015 (UNAUDITED)

COMMON STOCKS	Shares	Value
Canada

Energy – 2.7%
Suncor Energy, Inc.	118	$3,153

Industrials – 1.9%
Canadian Pacific Railway Ltd.	16	2,283

Total Canada – 4.6%		$5,436
China

Materials – 0.0%
China Metal Recycling (Holdings) Ltd. (A)	1,900	—

Total China – 0.0%		$—
France

Materials – 0.8%
L Air Liquide S.A.	8	919

Total France – 0.8%		$919
Netherlands

Energy – 0.5%
Core Laboratories N.V.	6	614

Total Netherlands – 0.5%		$614
Switzerland

Energy – 1.6%
Weatherford International Ltd. (A)	224	1,901

Total Switzerland – 1.6%		$1,901
United Kingdom

Materials – 6.4%
BHP Billiton plc	210	3,202
Randgold Resources Ltd. ADR	13	783
Rio Tinto plc	110	3,685

		7,670

Total United Kingdom – 6.4%		$7,670
United States

Energy – 53.7%
Anadarko Petroleum Corp.	37	2,222
Antero Resources Corp. (A)	40	847
Baker Hughes, Inc.	80	4,161
Cabot Oil & Gas Corp.	56	1,215
Cameron International Corp. (A)	31	1,913
Cimarex Energy Co.	24	2,449
Concho Resources, Inc. (A)	25	2,458
Continental Resources, Inc. (A)	67	1,941
Dril-Quip, Inc. (A)	10	585
Energy Transfer Equity L.P.	87	1,804
EOG Resources, Inc.	44	3,229
Exxon Mobil Corp.	9	647
FMC Technologies, Inc. (A)	18	546
Gulfport Energy Corp. (A)	32	960
Halliburton Co.	160	5,660
Helmerich & Payne, Inc.	21	985
HollyFrontier Corp.	20	965
Marathon Petroleum Corp.	59	2,727
MarkWest Energy Partners L.P.	26	1,109
Newfield Exploration Co. (A)	25	837
Noble Energy, Inc.	67	2,016
Oasis Petroleum LLC (A)	131	1,138
Patterson-UTI Energy, Inc.	41	541
Phillips 66	38	2,901
Pioneer Natural Resources Co.	18	2,232
Plains GP Holdings L.P., Class A	56	987
Rice Energy, Inc. (A)	77	1,241
Rice Midstream Partners L.P.	53	701
Schlumberger Ltd.	93	6,421
Shell Midstream Partners L.P.	23	666
Superior Energy Services, Inc.	43	542
Tallgrass Energy GP L.P., Class A	84	1,660
Tesoro Corp.	14	1,337

Valero Energy Corp.	25	1,488
Valero Energy Partners L.P.	15	640
Whiting Petroleum Corp. (A)	58	893
Williams Co., Inc. (The)	36	1,330

		63,994

Financials – 3.0%
CME Group, Inc.	39	3,598

Industrials – 1.9%
Caterpillar, Inc.	35	2,278

Materials – 12.4%
Dow Chemical Co. (The)	115	4,882
Freeport-McMoRan Copper & Gold, Inc., Class B	155	1,506
LyondellBasell Industries N.V., Class A	48	4,030
PPG Industries, Inc.	20	1,719
Praxair, Inc.	6	611
Southern Copper Corp.	76	2,019

		14,767

Total United States – 71.0%		$84,637

TOTAL COMMON STOCKS – 84.9%		$101,177
(Cost: $130,942)

INVESTMENT FUNDS
United States – 2.0%
SPDR Gold Trust (A)	22	2,367

TOTAL INVESTMENT FUNDS – 2.0%		$2,367
(Cost: $2,625)

PREFERRED STOCKS
United States

Utilities – 0.0%
Konarka Technologies, Inc., 8.000%, Convertible (A)(B)	68	—

Total United States – 0.0%		$—

TOTAL PREFERRED STOCKS – 0.0%		$—
(Cost: $211)

SHORT-TERM SECURITIES	Principal
Commercial Paper (C) – 12.0%
Caterpillar Financial Services Corp. (GTD by Caterpillar, Inc.)
0.140%, 10–1–15	$5,000	5,000
J.M. Smucker Co. (The)
0.280%, 10–1–15	4,291	4,291
PACCAR Financial Corp. (GTD by PACCAR, Inc.)
0.180%, 10–29–15	1,800	1,800
Wisconsin Gas LLC
0.140%, 10–2–15	3,200	3,200

		14,291

Master Note – 1.0%
Toyota Motor Credit Corp.
0.200%, 10–7–15 (D)	1,172	1,172

TOTAL SHORT-TERM SECURITIES – 13.0%		$15,463
(Cost: $15,463)

TOTAL INVESTMENT SECURITIES – 99.9%		$119,007
(Cost: $149,241)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.1%		167

NET ASSETS – 100.0%		$119,174

Notes to Schedule of Investments

(A)	No dividends were paid during the preceding 12 months.

(B)	Restricted security. At September 30, 2015, the Portfolio owned the following restricted security:

Security	Acquisition Date(s)	Shares	Cost	Market Value
Konarka Technologies, Inc., 8.000%, Convertible	8-31-07	68	$211	$—

The total value of this security represented 0.0% of net assets at September 30, 2015.

(C)	Rate shown is the yield to maturity at September 30, 2015.

(D)	Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2015. Date shown represents the date that the variable rate resets.

The following forward foreign currency contracts were outstanding at September 30, 2015:

	Currency to be Delivered		Currency to be Received	Settlement Date	Counterparty	Unrealized Appreciation	Unrealized Depreciation
British Pound	82	U.S. Dollar	125	10-15-15	State Street Global Markets	$1	$—
British Pound	4,988	U.S. Dollar	7,611	10-15-15	UBS AG	65	—
Canadian Dollar	4,121	U.S. Dollar	3,128	10-15-15	UBS AG	41	—
Euro	828	U.S. Dollar	921	10-15-15	UBS AG	—	5
						$107	$5

Each Portfolio’s investments are reported at fair value. Fair value is defined as the price that each Portfolio would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Portfolio.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Portfolio’s investments by the fair value hierarchy levels as of September 30, 2015:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks
Energy	$69,662	$—	$—
Financials	3,598	—	—
Industrials	4,561	—	—
Materials	15,550	7,806	—
Total Common Stocks	$93,371	$7,806	$—
Investment Funds	2,367	—	—
Preferred Stocks	—	—	—
Short-Term Securities	—	15,463	—
Total	$95,738	$23,269	$—
Forward Foreign Currency Contracts	$—	$107	$—
Liabilities
Forward Foreign Currency Contracts	$—	$5	$—

During the period ended September 30, 2015, there were no transfers between Level 1 and 2.

The following acronyms are used throughout this schedule:

ADR = American Depositary Receipts

GTD = Guaranteed

For Federal income tax purposes, cost of investments owned at September 30, 2015 and the related unrealized appreciation (depreciation) were as follows:

Cost	$149,241
Gross unrealized appreciation	3,205
Gross unrealized depreciation	(33,439)
Net unrealized depreciation	$(30,234)

SCHEDULE OF INVESTMENTS Growth (in thousands)	SEPTEMBER 30, 2015 (UNAUDITED)

COMMON STOCKS	Shares	Value
Consumer Discretionary

Apparel Retail – 1.2%
Limited Brands, Inc.	114	$10,275

Apparel, Accessories & Luxury Goods – 0.9%
Under Armour, Inc., Class A (A)	76	7,365

Automotive Retail – 3.1%
AutoZone, Inc. (A)	16	11,364
O’Reilly Automotive, Inc. (A)	56	14,025

		25,389

Cable & Satellite – 2.1%
Comcast Corp., Class A	303	17,240

Casinos & Gaming – 0.4%
Las Vegas Sands, Inc.	84	3,197

Consumer Electronics – 0.5%
Harman International Industries, Inc.	44	4,176

Footwear – 1.6%
NIKE, Inc., Class B	110	13,514

Home Improvement Retail – 4.2%
Home Depot, Inc. (The)	303	34,993

Hotels, Resorts & Cruise Lines – 1.1%
Hilton Worldwide Holdings, Inc.	411	9,433

Internet Retail – 4.2%
Amazon.com, Inc. (A)	51	26,209
priceline.com, Inc. (A)	7	8,782

		34,991

Leisure Products – 0.3%
Polaris Industries, Inc.	17	2,074

Movies & Entertainment – 1.5%
Walt Disney Co. (The)	121	12,407

Restaurants – 2.0%
Starbucks Corp.	293	16,671

Specialty Stores – 2.2%
Tiffany & Co.	38	2,927
Ulta Salon, Cosmetics & Fragrance, Inc. (A)	93	15,159

		18,086

Total Consumer Discretionary – 25.3%		209,811
Consumer Staples

Brewers – 1.0%
Anheuser-Busch InBev S.A. ADR	78	8,272

Personal Products – 0.5%
Estee Lauder Co., Inc. (The), Class A	49	3,953

Tobacco – 0.8%
Philip Morris International, Inc.	81	6,434

Total Consumer Staples – 2.3%		18,659
Energy

Oil & Gas Exploration & Production – 0.7%
EOG Resources, Inc.	84	6,137

Total Energy – 0.7%		6,137
Financials

Investment Banking & Brokerage – 1.6%
Charles Schwab Corp. (The)	463	13,212

Specialized Finance – 1.6%
CME Group, Inc.	143	13,252

Total Financials – 3.2%		26,464
Health Care

Biotechnology – 12.0%
Alexion Pharmaceuticals, Inc. (A)	56	8,727
Amgen, Inc.	54	7,400
Biogen, Inc. (A)	68	19,931
Celgene Corp. (A)	285	30,796
Gilead Sciences, Inc.	246	24,125
Vertex Pharmaceuticals, Inc. (A)	79	8,258

		99,237

Health Care Facilities – 2.8%
HCA Holdings, Inc. (A)	306	23,672

Pharmaceuticals – 7.1%
Allergan plc (A)	108	29,441
Bristol-Myers Squibb Co.	250	14,794
Shire Pharmaceuticals Group plc ADR	70	14,305

		58,540

Total Health Care – 21.9%		181,449
Industrials

Aerospace & Defense – 3.4%
Boeing Co. (The)	147	19,210
Lockheed Martin Corp.	43	8,811

		28,021

Industrial Conglomerates – 0.8%
Danaher Corp.	79	6,740

Railroads – 4.4%
Canadian Pacific Railway Ltd.	119	17,128
Union Pacific Corp.	214	18,902

		36,030

Total Industrials – 8.6%		70,791
Information Technology

Application Software – 1.8%
Adobe Systems, Inc. (A)	185	15,203

Data Processing & Outsourced Services – 9.8%
Alliance Data Systems Corp. (A)	33	8,598
MasterCard, Inc., Class A	405	36,499
Visa, Inc., Class A	519	36,126

		81,223

Internet Software & Services – 9.4%
Facebook, Inc., Class A(A)	309	27,797
Google, Inc., Class A (A)	31	19,700
Google, Inc., Class C (A)	32	19,681
LinkedIn Corp., Class A (A)	45	8,481
Twitter, Inc. (A)	86	2,320

		77,979

IT Consulting & Other Services – 2.0%
Cognizant Technology Solutions Corp., Class A (A)	269	16,823

Semiconductor Equipment – 1.8%
Applied Materials, Inc.	260	3,813
Lam Research Corp.	172	11,211

		15,024

Semiconductors – 1.9%
NXP Semiconductors N.V. (A)	178	15,472

Technology Hardware, Storage & Peripherals – 4.3%
Apple, Inc.	320	35,284

Total Information Technology – 31.0%		257,008
Materials

Diversified Chemicals – 1.0%
PPG Industries, Inc.	89	7,839

Total Materials – 1.0%		7,839
Telecommunication Services

Wireless Telecommunication Service – 2.3%
American Tower Corp., Class A	125	11,024
SBA Communications Corp. (A)	78	8,201

		19,225

Total Telecommunication Services – 2.3%		19,225

TOTAL COMMON STOCKS – 96.3%		$797,383
(Cost: $622,345)

SHORT-TERM SECURITIES	Principal
Commercial Paper(B) – 3.3%
General Mills, Inc.,
0.300%, 10–2–15	$5,000	5,000
J.M. Smucker Co. (The),
0.280%, 10–1–15	1,722	1,722
Kellogg Co.,
0.350%, 10–2–15	3,000	3,000
L Air Liquide S.A.,
0.180%, 10–2–15	3,000	3,000
Mondelez International, Inc.,
0.260%, 10–21–15	5,000	4,999
Northern Illinois Gas Co.,
0.310%, 10–7–15	10,000	10,000

		27,721

Master Note – 0.4%
Toyota Motor Credit Corp.,
0.200%, 10–7–15 (C)	3,244	3,244

United States Government Agency Obligations – 0.2%
Overseas Private Investment Corp. (GTD by U.S. Government),
0.150%, 10–7–15 (C)	1,374	1,374

TOTAL SHORT-TERM SECURITIES – 3.9%		$32,339
(Cost: $32,339)

TOTAL INVESTMENT SECURITIES – 100.2%		$829,722
(Cost: $654,684)

LIABILITIES, NET OF CASH AND OTHER ASSETS – (0.2)%		(1,537)

NET ASSETS – 100.0%		$828,185

Notes to Schedule of Investments

(A)	No dividends were paid during the preceding 12 months.

(B)	Rate shown is the yield to maturity at September 30, 2015.

(C)	Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2015. Date shown represents the date that the variable rate resets.

Each Portfolio’s investments are reported at fair value. Fair value is defined as the price that each Portfolio would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Portfolio.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Portfolio’s investments by the fair value hierarchy levels as of September 30, 2015:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$797,383	$—	$—
Short-Term Securities	—	32,339	—
Total	$797,383	$32,339	$—

During the period ended September 30, 2015, there were no transfers between Level 1 and 2.

The following acronyms are used throughout this schedule:

ADR = American Depositary Receipts

GTD = Guaranteed

For Federal income tax purposes, cost of investments owned at September 30, 2015 and the related unrealized appreciation (depreciation) were as follows:

Cost	$654,684
Gross unrealized appreciation	199,729
Gross unrealized depreciation	(24,691)
Net unrealized appreciation	$175,038

SCHEDULE OF INVESTMENTS High Income (in thousands)	SEPTEMBER 30, 2015 (UNAUDITED)

COMMON STOCKS	Shares		Value
Consumer Discretionary

Casinos & Gaming – 0.0%
New Cotai Participation Corp., Class B (A)	—	*	$68

Total Consumer Discretionary – 0.0%			68
Energy

Oil & Gas Storage & Transportation – 0.0%
Crestwood Midstream Partners L.P.	14		88
Inergy L.P.	33		75

			163

Total Energy – 0.0%			163
Financials

Consumer Finance – 0.1%
JG Wentworth Co. (A)	82		402

Total Financials – 0.1%			402
Industrials

Railroads – 0.0%
Kansas City Southern	3		254

Total Industrials – 0.0%			254
Utilities

Gas Utilities – 0.0%
Suburban Propane Partners L.P.	4		117

Total Utilities – 0.0%			117

TOTAL COMMON STOCKS – 0.1%			$1,004
(Cost: $1,911)

PREFERRED STOCKS
Materials

Steel – 0.0%
ArcelorMittal, 6.000%, Convertible	23		186

Total Materials – 0.0%			186
Telecommunication Services

Integrated Telecommunication Services – 0.8%
Frontier Communications Corp., Convertible Series A, 11.125%	61		5,649

Total Telecommunication Services – 0.8%			5,649

TOTAL PREFERRED STOCKS – 0.8%			$5,835
(Cost: $6,660)

WARRANTS
Agricultural Products – 0.0%
ASG Consolidated LLC (B)	1		3

TOTAL WARRANTS – 0.0%			$3
(Cost: $72)

CORPORATE DEBT SECURITIES	Principal
Consumer Discretionary

Advertising – 0.9%
Acosta, Inc.,
7.750%, 10–1–22 (C)	$4,985		4,686
Lamar Media Corp.,
5.375%, 1–15–24	1,376		1,390
Outfront Media Capital LLC and Outfront Media Capital Corp.:
5.250%, 2–15–22	743		741
5.625%, 2–15–24	500		507
5.625%, 2–15–24 (C)	73		74

			7,398

Apparel Retail – 2.4%
Bon-Ton Stores, Inc. (The),
8.000%, 6–15–21	5,224		3,082
Chinos Intermediate Holdings A, Inc.,
7.750%, 5–1–19 (C)(D)	2,869		1,097
Gymboree Corp. (The),
9.125%, 12–1–18	3,071		952
Hot Topic, Inc.,
9.250%, 6–15–21 (C)	5,002		4,802
HT Intermediate Holdings Corp.,
12.000%, 5–15–19 (C)(D)	1,527		1,435
Neiman Marcus Group Ltd., Inc.,
8.000%, 10–15–21 (C)	4,402		4,534
Nine West Holdings, Inc.,
8.250%, 3–15–19 (C)	6,531		2,972

			18,874

Auto Parts & Equipment – 0.5%
Midas Intermediate HoldCo II LLC & Midas Intermediate Finance, Inc.,
7.875%, 10–1–22 (C)		2,209	2,154
Schaeffler Finance B.V.,
4.250%, 5–15–21 (C)		1,553	1,491

			3,645

Automobile Manufacturers – 0.2%
Jaguar Land Rover plc,
5.625%, 2–1–23 (C)		1,458	1,433

Automotive Retail – 0.7%
Group 1 Automotive, Inc.,
5.000%, 6–1–22		1,200	1,182
Sonic Automotive, Inc.,
5.000%, 5–15–23		4,477	4,287

			5,469

Broadcasting – 1.5%
Clear Channel Communications, Inc.,
10.000%, 1–15–18		2,111	1,119
Clear Channel Outdoor Holdings, Inc.,
6.500%, 11–15–22		4,494	4,500
Clear Channel Worldwide Holdings, Inc., Series A,
7.625%, 3–15–20		221	220
Clear Channel Worldwide Holdings, Inc., Series B,
7.625%, 3–15–20		1,780	1,785
Cumulus Media, Inc.,
7.750%, 5–1–19		3,815	2,737
iHeartCommunications, Inc. (GTD by iHeartMedia Capital I LLC),
10.625%, 3–15–23		1,485	1,255

			11,616

Cable & Satellite – 6.1%
Altice Financing S.A.,
6.625%, 2–15–23 (C)		708	680
Altice S.A.:
7.250%, 5–15–22 (C)(E)	EUR	256	269
7.750%, 5–15–22 (C)		$9,915	9,023
6.250%, 2–15–25 (C)(E)	EUR	354	347
7.625%, 2–15–25 (C)		$1,969	1,725
Cablevision Systems Corp.,
5.875%, 9–15–22		1,156	876
CCO Holdings LLC and CCO Holdings Capital Corp.:
5.250%, 3–15–21		293	288
5.250%, 9–30–22		390	366
5.125%, 2–15–23		390	360
5.750%, 9–1–23		98	93
5.750%, 1–15–24		2,519	2,406
Columbus International, Inc.,
7.375%, 3–30–21 (C)		517	535
DISH DBS Corp.:
6.750%, 6–1–21		1,936	1,849
5.875%, 7–15–22		910	803
5.000%, 3–15–23		418	350
Neptune Finco Corp.:
10.125%, 1–15–23 (C)		788	795
6.625%, 10–15–25 (C)		788	792
10.875%, 10–15–25 (C)		788	796
Sirius XM Radio, Inc.:
5.875%, 10–1–20 (C)		961	978
5.750%, 8–1–21 (C)		500	500
4.625%, 5–15–23 (C)		4,936	4,615
6.000%, 7–15–24 (C)		8,000	8,040
VTR Finance B.V.,
6.875%, 1–15–24 (C)		8,235	7,473
Wave Holdco LLC and Wave Holdco Corp.,
8.250%, 7–15–19 (C)(D)		808	788
WaveDivision Escrow LLC and WaveDivision Escrow Corp.,
8.125%, 9–1–20 (C)		2,825	2,754

			47,501

Casinos & Gaming – 2.3%
Gateway Casinos & Entertainment Ltd.,
8.500%, 11–26–20 (C)(E)	CAD	2,465	1,866
MCE Finance Ltd.,
5.000%, 2–15–21 (C)		$600	528
Scientific Games Corp.,
8.125%, 9–15–18		408	379
Studio City Finance Ltd.,
8.500%, 12–1–20 (C)		8,750	8,138
Wynn Macau Ltd.,
5.250%, 10–15–21 (C)		7,898	6,856

			17,767

Distributors – 1.1%
LKQ Corp.,
4.750%, 5–15–23		2,250	2,166
Pinnacle Operating Corp.,
9.000%, 11–15–20 (C)		6,983	6,773

			8,939

Education Services – 2.0%
Laureate Education, Inc.,
9.250%, 9–1–19 (C)(F)		19,603	15,388

Hotels, Resorts & Cruise Lines – 0.3%
Interval Acquisition Corp.,
5.625%, 4–15–23 (C)		2,034	2,004

Leisure Facilities – 0.2%
Palace Entertainment Holdings LLC,
8.875%, 4–15–17 (C)		1,742	1,716

Movies & Entertainment – 1.5%
AMC Entertainment, Inc.:
5.875%, 2–15–22		1,285	1,291
5.750%, 6–15–25		2,416	2,350
Cinemark USA, Inc.:
5.125%, 12–15–22		675	662
4.875%, 6–1–23		2,900	2,777
WMG Acquisition Corp.:
5.625%, 4–15–22 (C)		251	243
6.750%, 4–15–22 (C)		4,414	4,160

			11,483

Restaurants – 0.1%
Carrols Restaurant Group, Inc.,
8.000%, 5–1–22		921	969

Specialized Consumer Services – 3.0%
B-Corp Merger Sub, Inc.,
8.250%, 6–1–19		8,778	6,671
Carlson Travel Holdings,
7.500%, 8–15–19 (C)(D)		1,890	1,895
Carlson Wagonlit B.V.:
6.875%, 6–15–19 (C)		2,674	2,754
7.500%, 6–15–19 (C)(E)	EUR	1,787	2,080
Emdeon, Inc.,
11.000%, 12–31–19		$1,204	1,282
Lansing Trade Group,
9.250%, 2–15–19 (C)		1,571	1,512
Nielsen Finance,
5.500%, 10–1–21 (C)		2,871	2,857
Nielsen Finance LLC and Nielsen Finance Co.,
5.000%, 4–15–22 (C)		4,385	4,242

			23,293

Specialty Stores – 1.3%
Jo-Ann Stores Holdings, Inc.,
9.750%, 10–15–19 (C)(D)		11,527	9,221
Jo-Ann Stores, Inc.,
8.125%, 3–15–19 (C)		1,205	1,115

			10,336

Total Consumer Discretionary – 24.1%			187,831
Consumer Staples

Food Distributors – 3.1%
Simmons Foods, Inc.,
7.875%, 10–1–21 (C)		6,612	6,108
U.S. Foodservice, Inc.,
8.500%, 6–30–19		17,304	17,909

			24,017

Packaged Foods & Meats – 1.6%
Bumble Bee Foods LLC,
9.625%, 3–15–18 (C)(D)		2,031	2,056
JBS USA LLC and JBS USA Finance, Inc.:
5.875%, 7–15–24 (C)		5,695	5,339
5.750%, 6–15–25 (C)		1,406	1,287
Post Holdings, Inc.:
7.375%, 2–15–22		977	994
7.750%, 3–15–24 (C)		1,696	1,738
8.000%, 7–15–25 (C)		1,079	1,111

			12,525

Tobacco – 0.5%
Prestige Brands, Inc.,
5.375%, 12–15–21 (C)		3,658	3,567

Total Consumer Staples – 5.2%			40,109

Energy

Coal & Consumable Fuels – 0.5%
Foresight Energy LLC and Foresight Energy Finance Corp.,
7.875%, 8–15–21 (C)	4,749	3,705

Oil & Gas Drilling – 0.2%
KCA DEUTAG UK Finance plc,
7.250%, 5–15–21 (C)	1,981	1,416

Oil & Gas Equipment & Services – 0.6%
Brand Energy & Infrastructure Services,
8.500%, 12–1–21 (C)	4,638	4,139
Key Energy Services, Inc.,
6.750%, 3–1–21	816	282
Seventy Seven Energy, Inc.,
6.500%, 7–15–22	664	259

		4,680

Oil & Gas Exploration & Production – 2.9%
Bellatrix Exploration Ltd.,
8.500%, 5–15–20 (C)	2,247	1,753
California Resources Corp.,
6.000%, 11–15–24	8,743	5,246
Chesapeake Energy Corp.:
6.500%, 8–15–17	1,643	1,479
7.250%, 12–15–18	157	130
3.539%, 4–15–19 (F)	496	352
4.875%, 4–15–22	951	620
Clayton Williams Energy, Inc.,
7.750%, 4–1–19	1,247	1,055
Crownrock L.P.,
7.750%, 2–15–23 (C)	715	701
Endeavor Energy Resources L.P.:
7.000%, 8–15–21 (C)	1,783	1,649
8.125%, 9–15–23 (C)	758	728
Gulfport Energy Corp.,
6.625%, 5–1–23 (C)	221	203
Kodiak Oil & Gas Corp.,
8.125%, 12–1–19	2,965	2,869
Laredo Petroleum, Inc.,
7.375%, 5–1–22	1,953	1,889
Midstates Petroleum Co., Inc. and Midstates Petroleum Co. LLC,
10.000%, 6–1–20 (C)	1,883	1,365
Parsley Energy LLC and Parsely Finance Corp.,
7.500%, 2–15–22 (C)	834	809
Rice Energy, Inc.:
6.250%, 5–1–22	624	557
7.250%, 5–1–23 (C)	798	748
Whiting Petroleum Corp.,
5.750%, 3–15–21	578	500

		22,653

Oil & Gas Refining & Marketing – 0.6%
Offshore Drilling Holding S.A.,
8.375%, 9–20–20 (C)(F)	4,063	2,763
Offshore Group Investment Ltd.,
7.500%, 11–1–19	2,160	702
Seven Generations Energy Ltd.,
6.750%, 5–1–23 (C)	1,531	1,317

		4,782

Total Energy – 4.8%		37,236
Financials

Consumer Finance – 1.3%
Creditcorp,
12.000%, 7–15–18 (C)	4,228	3,261
Quicken Loans, Inc.,
5.750%, 5–1–25 (C)	3,346	3,170
Speedy Cash Intermediate Holdings Corp.,
10.750%, 5–15–18 (C)	3,798	3,000
Speedy Group Holdings Corp.,
12.000%, 11–15–17 (C)	986	779

		10,210

Diversified Capital Markets – 1.0%
Patriot Merger Corp.,
9.000%, 7–15–21 (C)	8,406	8,112

Investment Banking & Brokerage – 0.2%
GFI Group, Inc.,
8.625%, 7–19–18 (F)	1,735	1,874

Other Diversified Financial Services – 3.4%
AAF Holdings LLC and AAF Finance Co.,
12.000%, 7–1–19 (C)(D)	2,489	2,452
Abengoa Finance SAU,
7.750%, 2–1–20 (C)	5,394	2,191
Balboa Merger Sub, Inc.,
11.375%, 12–1–21 (C)	9,982	9,957
Greektown Holdings LLC and Greektown Mothership Corp.,
8.875%, 3–15–19 (C)	3,033	3,109
New Cotai LLC and New Cotai Capital Corp.,
10.625%, 5–1–19 (C)(D)	10,891	8,876

		26,585

Property & Casualty Insurance – 1.5%
Hub International Ltd.,
7.875%, 10–1–21 (C)	3,163	3,020
Onex USI Acquisition Corp.,
7.750%, 1–15–21 (C)	9,188	8,993

		12,013

Real Estate Development – 0.3%
Hub Holdings LLC and Hub Holdings Finance, Inc.,
8.125%, 7–15–19 (C)(D)	2,440	2,355

Specialized Finance – 1.3%
Consolidated Communications Finance II Co.,
6.500%, 10–1–22 (C)	1,880	1,683
Flexi-Van Leasing, Inc.,
7.875%, 8–15–18 (C)	1,881	1,904
TMX Finance LLC and TitleMax Finance Corp.,
8.500%, 9–15–18 (C)	7,798	6,141

		9,728

Specialized REITs – 0.6%
Aircastle Ltd.:
5.125%, 3–15–21	2,728	2,735
5.500%, 2–15–22	1,532	1,547

		4,282

Thrifts & Mortgage Finance – 0.6%
Provident Funding Associates L.P. and PFG Finance Corp.,
6.750%, 6–15–21 (C)	4,573	4,333

Total Financials – 10.2%		79,492
Health Care

Biotechnology – 0.2%
Concordia Healthcare Corp.,
7.000%, 4–15–23 (C)	1,401	1,222

Health Care Equipment – 0.2%
Mallinckrodt International Finance S.A. and Mallinckrodt CB LLC,
5.750%, 8–1–22 (C)	1,278	1,233

Health Care Facilities – 2.5%
AmSurg Escrow Corp.,
5.625%, 7–15–22	1,187	1,186
Capsugel S.A.,
7.000%, 5–15–19 (C)(D)	1,807	1,803
ConvaTec Finance International S.A.,
8.250%, 1–15–19 (C)(D)	2,370	2,329
DaVita HealthCare Partners, Inc.,
5.000%, 5–1–25	1,473	1,414
FWCT-2 Escrow Corp.,
6.875%, 2–1–22	1,752	1,789
MPH Acquisition Holdings LLC,
6.625%, 4–1–22 (C)	2,378	2,378
Tenet Healthcare Corp.:
6.750%, 2–1–20	1,408	1,441
8.125%, 4–1–22	6,621	7,037
THC Escrow Corp. II,
6.750%, 6–15–23	529	524

		19,901

Health Care Services – 1.5%
MedImpact Holdings, Inc.,
10.500%, 2–1–18 (C)	6,790	7,154
Truven Health Analytics, Inc.,
10.625%, 6–1–20	4,548	4,753

		11,907

Health Care Supplies – 0.8%
Ortho-Clinical Diagnostics,
6.625%, 5–15–22 (C)	5,931	5,100
Universal Hospital Services, Inc.,
7.625%, 8–15–20	1,253	1,175

		6,275

Pharmaceuticals – 1.4%
Jaguar Holding Co. II and Pharmaceutical Product Development LLC,
6.375%, 8–1–23 (C)	2,117	2,059
JLL/Delta Dutch Newco B.V.,
7.500%, 2–1–22 (C)	1,037	1,047
JLL/Delta Dutch Pledgeco B.V.,
8.750%, 5–1–20 (C)(D)	4,505	4,533
VRX Escrow Corp.:
5.375%, 3–15–20 (C)	1,574	1,530
5.875%, 5–15–23 (C)	1,574	1,509

		10,678

Total Health Care – 6.6%		51,216
Industrials

Aerospace & Defense – 2.8%
Silver II Borrower SCA and Silver II U.S. Holdings,
7.750%, 12–15–20 (C)	7,077	6,139
TransDigm Group, Inc.:
5.500%, 10–15–20	1,050	1,001
7.500%, 7–15–21	4,206	4,385
TransDigm, Inc.:
6.000%, 7–15–22	5,075	4,732
6.500%, 7–15–24	5,515	5,183

		21,440

Air Freight & Logistics – 0.3%
TRAC Intermodal LLC and TRAC Intermodal Corp.,
11.000%, 8–15–19	939	1,019
XPO Logistics, Inc.,
6.500%, 6–15–22 (C)	1,135	960

		1,979

Building Products – 1.1%
Ply Gem Industries, Inc.,
6.500%, 2–1–22	5,353	5,112
Roofing Supply Group LLC and Roofing Supply Finance, Inc.,
10.000%, 6–1–20 (C)	3,329	3,578

		8,690

Diversified Support Services – 0.3%
Algeco Scotsman Global Finance plc:
8.500%, 10–15–18 (C)	1,500	1,313
10.750%, 10–15–19 (C)	2,513	1,332

		2,645

Environmental & Facilities Services – 0.4%
GFL Environmental, Inc.,
7.875%, 4–1–20 (C)	3,146	3,221

Railroads – 0.5%
Florida East Coast Holdings Corp. and Florida East Coast Industries LLC:
6.750%, 5–1–19 (C)	3,449	3,380
9.750%, 5–1–20 (C)	1,017	915

		4,295

Trading Companies & Distributors – 0.6%
HD Supply, Inc.,
11.500%, 7–15–20	3,831	4,329

Total Industrials – 6.0%		46,599
Information Technology

Application Software – 1.6%
Ensemble S Merger Sub, Inc.,
9.000%, 9–30–23 (C)	1,967	1,903
Infor (U.S.), Inc.,
5.750%, 8–15–20 (C)	770	765
Infor Software Parent LLC and Infor Software Parent, Inc.,
7.125%, 5–1–21 (C)(D)	2,461	2,166
Kronos Acquisition Holdings, Inc.,
9.000%, 8–15–23 (C)	8,716	7,801

		12,635

Data Processing & Outsourced Services – 2.5%
Alliance Data Systems Corp.:
5.250%, 12–1–17 (C)	1,110	1,127
6.375%, 4–1–20 (C)	5,733	5,833
5.375%, 8–1–22 (C)	4,224	4,118
Italics Merger Sub, Inc.,
7.125%, 7–15–23 (C)	8,456	8,076

		19,154

Electronic Manufacturing Services – 0.3%
KEMET Corp.,
10.500%, 5–1–18	2,639	2,434

Internet Software & Services – 0.2%
J2 Global, Inc.,
8.000%, 8–1–20	1,502	1,600

IT Consulting & Other Services – 0.6%
NCR Escrow Corp.:
5.875%, 12–15–21	2,509	2,459
6.375%, 12–15–23	2,656	2,603

		5,062

Semiconductor Equipment – 0.0%
Photronics, Inc., Convertible,
3.250%, 4–1–16	170	175

Semiconductors – 0.8%
Micron Technology, Inc.:
5.875%, 2–15–22	3,267	3,222
5.500%, 2–1–25	3,064	2,804

		6,026

Technology Distributors – 1.0%
Sophia L.P. and Sophia Finance, Inc.:
9.625%, 12–1–18 (C)(D)	4,218	4,302
9.750%, 1–15–19 (C)	3,206	3,445

		7,747

Total Information Technology – 7.0%		54,833
Materials

Aluminum – 1.5%
Constellium N.V.:
8.000%, 1–15–23 (C)	3,774	3,340
5.750%, 5–15–24 (C)	1,851	1,407
Wise Metals Group LLC,
8.750%, 12–15–18 (C)	2,712	2,604

Wise Metals Intermediate Holdings,
9.750%, 6–15–19 (C)(D)	4,499	4,330

		11,681

Construction Materials – 0.7%
Hillman Group, Inc. (The),
6.375%, 7–15–22 (C)	6,257	5,756

Diversified Metals & Mining – 1.9%
Artsonig Pty Ltd.,
11.500%, 4–1–19 (C)(D)	4,326	173
Crystal Merger Sub, Inc.,
7.625%, 10–15–21 (C)	489	455
FMG Resources Pty Ltd.:
8.250%, 11–1–19 (C)	9,806	7,869
9.750%, 3–1–22 (C)	371	346
6.875%, 4–1–22 (C)	5,144	3,318
Lundin Mining Corp.:
7.500%, 11–1–20 (C)	1,326	1,283
7.875%, 11–1–22 (C)	1,091	1,047

		14,491

Metal & Glass Containers – 1.7%
Ardagh Finance Holdings,
8.625%, 6–15–19 (C)(D)	4,165	4,259
Ardagh Packaging Finance plc and Ardagh Holdings USA, Inc.,
6.000%, 6–30–21 (C)	981	937
BlueScope Steel (Finance) Ltd. and BlueScope Steel Finance (USA) LLC,
7.125%, 5–1–18 (C)	2,746	2,712
Consolidated Container Co. LLC and Consolidated Container Capital, Inc.,
10.125%, 7–15–20 (C)	3,044	2,557
Signode Industrial Group,
6.375%, 5–1–22 (C)	3,247	3,068

		13,533

Paper Packaging – 0.3%
Beverage Packaging Holdings II Issuer, Inc. and Beverage Packaging Holdings (Luxembourg) II S.A.,
6.000%, 6–15–17 (C)	790	773
Exopack Holdings S.A.,
7.875%, 11–1–19 (C)	610	578
Reynolds Group Holdings Ltd.,
9.875%, 8–15–19	746	772

		2,123

Precious Metals & Minerals – 0.2%
Prince Mineral Holding Corp.,
11.500%, 12–15–19 (C)(F)	1,792	1,505

Total Materials – 6.3%		49,089
Telecommunication Services

Alternative Carriers – 0.7%
Level 3 Communications, Inc.,
5.750%, 12–1–22	1,916	1,880
Level 3 Escrow II, Inc.,
5.375%, 8–15–22	3,628	3,528

		5,408

Integrated Telecommunication Services – 2.7%
BCP (Singapore) VI Cayman Financing Co. Ltd.,
8.000%, 4–15–21 (C)	629	589
CenturyLink, Inc.,
5.625%, 4–1–20	1,250	1,156
Frontier Communications Corp.:
8.875%, 9–15–20 (C)	2,664	2,611
6.250%, 9–15–21	1,501	1,250
10.500%, 9–15–22 (C)	1,567	1,524
7.125%, 1–15–23	367	302
6.875%, 1–15–25	1,041	843
11.000%, 9–15–25 (C)	1,763	1,706
GCI, Inc.,
6.875%, 4–15–25	2,909	2,923
Sprint Corp.:
7.250%, 9–15–21	5,892	4,824
7.875%, 9–15–23	1,708	1,382
7.125%, 6–15–24	2,049	1,577

		20,687

Wireless Telecommunication Service – 1.4%
Digicel Group Ltd.,
8.250%, 9–30–20 (C)	4,113	3,805
Sable International Finance Ltd.,
6.875%, 8–1–22 (C)	3,234	3,258
T–Mobile USA, Inc.:
6.464%, 4–28–19	1,350	1,374
6.633%, 4–28–21	2,611	2,618
6.731%, 4–28–22	196	195

		11,250

Total Telecommunication Services – 4.8%		37,345

Utilities

Renewable Electricity – 0.3%
Abengoa Yield plc,
7.000%, 11–15–19 (C)		2,987	2,614

Total Utilities – 0.3%			2,614

TOTAL CORPORATE DEBT SECURITIES – 75.3%			$586,364
(Cost: $653,739)

LOANS
Consumer Discretionary

Advertising – 0.2%
Advantage Sales & Marketing, Inc.,
7.500%, 7–25–22		1,943	1,856

Apparel Retail – 2.0%
Gymboree Corp. (The),
5.000%, 2–23–18		509	333
Hoffmaster Group, Inc.,
10.000%, 5–9–21		2,188	2,144
Nine West Holdings, Inc.,
6.250%, 1–8–20		3,065	1,744
Talbots, Inc. (The):
5.500%, 3–19–20		2,424	2,377
9.500%, 3–19–21		6,493	6,353
True Religion Apparel, Inc.,
5.875%, 7–30–19		4,234	2,534

			15,485

Auto Parts & Equipment – 0.5%
Direct ChassisLink, Inc.,
8.250%, 11–7–19		3,595	3,454

Casinos & Gaming – 0.2%
Gateway Casinos & Entertainment Ltd.:
5.250%, 11–26–19(E)	CAD	1,936	1,439
5.950%, 11–26–19(E)		5	4

			1,443

General Merchandise Stores – 1.3%
BJ’s Wholesale Club, Inc.,
8.500%, 3–31–20		$4,277	4,225
Orchard Acquisition Co. LLC,
7.000%, 2–8–19		6,795	6,161

			10,386

Movies & Entertainment – 0.7%
Formula One Holdings Ltd. and Delta Two S.a.r.l.,
7.750%, 7–29–22		5,686	5,458

Specialized Consumer Services – 0.1%
Wand Intermediate I L.P.,
8.250%, 9–17–22		908	883

Total Consumer Discretionary – 5.0%			38,965
Consumer Staples

Food Distributors – 0.2%
Performance Food Group, Inc.:
6.250%, 11–14–19		1,001	1,000
7.500%, 11–14–19		674	674

			1,674

Food Retail – 0.4%
Focus Brands, Inc.,
10.250%, 8–21–18		2,837	2,823

Hypermarkets & Super Centers – 0.2%
GOBP Holdings, Inc.,
9.250%, 10–21–22		1,807	1,789

Packaged Foods & Meats – 0.2%
Shearer’s Foods LLC,
7.750%, 6–30–22		1,386	1,355

Total Consumer Staples – 1.0%			7,641
Energy

Coal & Consumable Fuels – 0.2%
Westmoreland Coal Co.,
7.500%, 12–16–20		1,949	1,701

Oil & Gas Drilling – 0.2%
KCA Deutag Alpha Ltd.,
6.250%, 5–16–20		2,435	1,936

Oil & Gas Equipment & Services – 0.1%
Regent Purchaser Investment, Inc.,
6.000%, 8–14–21		2,045	797

Oil & Gas Exploration & Production – 0.5%
Callon Petroleum Co.,
8.500%, 10–8–21		3,640	3,504
Sabine Oil & Gas LLC,
8.750%, 12–31–18 (G)		468	78

			3,582

Oil & Gas Refining & Marketing – 0.2%
Fieldwood Energy LLC,
8.375%, 9–30–20		5,523	1,519

Oil & Gas Storage & Transportation – 0.2%
Bowie Resources Holdings LLC:
6.750%, 8–12–20		962	886

11.750%, 2–16–21	857	789

		1,675

Total Energy – 1.4%		11,210
Financials

Consumer Finance – 0.2%
TransFirst, Inc.,
9.000%, 11–12–22	1,315	1,294

Other Diversified Financial Services – 0.5%
WP Mustang Holdings LLC:
5.500%, 5–29–21	1,294	1,264
8.500%, 5–29–22	2,813	2,686

		3,950

Total Financials – 0.7%		5,244
Health Care

Health Care Facilities – 0.4%
Surgery Center Holdings, Inc.,
8.500%, 11–3–21	2,912	2,930

Health Care Services – 0.2%
Accellent, Inc.,
7.500%, 3–12–22	1,414	1,418

Health Care Supplies – 0.4%
Sage Products Holdings III LLC,
9.250%, 6–13–20	3,580	3,585

Health Care Technology – 0.6%
Carestream Health, Inc.,
9.500%, 12–7–19	3,330	3,193
Vitera Healthcare Solutions LLC,
6.000%, 11–4–20	1,253	1,228

		4,421

Life Sciences Tools & Services – 0.3%
Atrium Innovations, Inc.,
7.750%, 8–10–21	2,893	2,539

Total Health Care – 1.9%		14,893
Industrials

Building Products – 0.9%
C.H.I. Overhead Doors, Inc.,
8.750%, 7–31–23	1,935	1,906
GYP Holdings III Corp.,
7.750%, 4–1–22	3,358	3,284
Hampton Rubber Co. & SEI Holding Corp.,
9.000%, 3–27–22	2,678	2,116

		7,306

Construction & Engineering – 0.2%
Tensar International Corp.:
5.750%, 7–10–21	819	759
9.500%, 7–10–22	1,122	909

		1,668

Environmental & Facilities Services – 0.1%
Brickman Group Ltd. (The),
7.500%, 12–18–21	513	499

Industrial Conglomerates – 0.3%
Crosby Worldwide Ltd.,
7.000%, 11–22–21	2,438	2,036

Industrial Machinery – 0.6%
Dynacast International LLC,
9.500%, 1–30–23	4,933	4,911

Research & Consulting Services – 0.3%
Larchmont Resources LLC,
8.250%, 8–7–19	2,796	2,349

Total Industrials – 2.4%		18,769
Information Technology

Application Software – 4.0%
Applied Systems, Inc.,
7.500%, 1–23–22	2,311	2,285
Aptean Holdings, Inc.:
5.250%, 2–27–20	1,311	1,285
8.500%, 2–27–21	1,022	979
Misys plc and Magic Newco LLC,
12.000%, 6–12–19	21,504	23,332
TIBCO Software, Inc.,
6.500%, 12–4–20	3,303	3,270

		31,151

Data Processing & Outsourced Services – 0.4%
Sedgwick Claims Management Services, Inc.,
6.750%, 2–28–22	3,395	3,183

Internet Software & Services – 0.8%
TravelCLICK, Inc. & TCH-2 Holdings LLC:
5.500%, 5–12–21	2,797	2,770
8.750%, 11–12–21	2,827	2,770
W3 Co.,
9.250%, 9–1–20	714	556

		6,096

IT Consulting & Other Services – 1.0%
Active Network, Inc. (The):
5.500%, 11–15–20	2,013	1,991
9.500%, 11–15–21	2,881	2,715
Triple Point Group Holdings, Inc.:
5.250%, 7–13–20	2,505	1,954
9.250%, 7–13–21	1,587	1,254

		7,914

Total Information Technology – 6.2%		48,344
Materials

Diversified Metals & Mining – 0.1%
EP Minerals LLC,
8.500%, 8–20–21	996	991

Metal & Glass Containers – 0.1%
Consolidated Container Co. LLC,
7.750%, 1–3–20	830	697

Paper Packaging – 0.7%
FPC Holdings, Inc.,
9.250%, 5–27–20	1,740	1,670
KIK Custom Products, Inc.,
6.000%, 8–27–22	1,555	1,519
Ranpak (Rack Merger),
8.250%, 10–1–22	1,982	1,965

		5,154

Specialty Chemicals – 0.7%
Chemstralia Ltd.,
7.250%, 2–26–22	4,451	4,429
Chromaflo Technologies Corp.,
8.250%, 6–2–20	1,394	1,319

		5,748

Total Materials – 1.6%		12,590

TOTAL LOANS – 20.2%		$157,656
(Cost: $171,621)

SHORT-TERM SECURITIES
Commercial Paper(H) – 0.9%
Becton Dickinson & Co.,
0.260%, 10–19–15	5,000	4,999
Bemis Co., Inc.,
0.370%, 10–6–15	2,250	2,250

		7,249

Master Note – 0.2%
Toyota Motor Credit Corp.,
0.200%, 10–7–15 (I)	1,312	1,312

Municipal Obligations – 0.0%
MI Strategic Fund, Var Rate Demand Ltd. Oblig Rev Bonds (Air Products and Chemicals, Inc. Proj), Ser 2007 (GTD by Bank of New York (The)),
0.020%, 10–1–15 (I)	293	293

TOTAL SHORT-TERM SECURITIES – 1.1%		$8,854
(Cost: $8,854)

TOTAL INVESTMENT SECURITIES – 97.5%		$759,716
(Cost: $842,857)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 2.5%		19,177

NET ASSETS – 100.0%		$778,893

Notes to Schedule of Investments

*	Not shown due to rounding.

(A)	No dividends were paid during the preceding 12 months.

(B)	Warrants entitle the Fund to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date, if any.

(C)	Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2015 the total value of these securities amounted to $410,669 or 52.7% of net assets.

(D)	Payment-in-kind bonds.

(E)	Principal amounts are denominated in the indicated foreign currency, where applicable (CAD—Canadian Dollar and EUR—Euro).

(F)	Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2015.

(G)	Non-income producing as the issuer has either missed its most recent interest payment or declared bankruptcy.

(H)	Rate shown is the yield to maturity at September 30, 2015.

(I)	Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2015. Date shown represents the date that the variable rate resets.

The following forward foreign currency contracts were outstanding at September 30, 2015:

	Currency to be Delivered		Currency to be Received	Settlement Date	Counterparty	Unrealized Appreciation	Unrealized Depreciation
British Pound	1,380	U.S. Dollar	2,105	10-15-15	Morgan Stanley International	$18	$—
Canadian Dollar	4,411	U.S. Dollar	3,354	10-15-15	Morgan Stanley International	49	—
Euro	2,518	U.S. Dollar	2,802	10-15-15	Morgan Stanley International	—	12
						$67	$12

The following total return swap agreements were outstanding at September 30, 2015:

Counterparty	Underlying Security	Termination Date	Notional Amount(1)	Financing Fee(2)(3)	Unrealized Depreciation
JPMorgan Chase Bank N.A.	iBoxx $ Liquid High Yield Index	12/20/2015	$5,991	3M LIBOR	$(41)
Morgan Stanley & Co., Inc.	iBoxx $ Liquid High Yield Index	12/20/2015	2,013	3M LIBOR	(13)
					$(54)

(1)	Notional amount changes by the percentage change of the price of the index applied to the notional amount.

(2)	The Portfolio pays the financing fee multiplied by the notional amount each month.

(3)	At the termination date, a net cash flow is exchanged where the market-linked total return is equivalent to the return of the underlying security less a financing rate, if any. As the payer, a Portfolio would owe payments on any net positive total return, and would receive payments in the event of a negative total return.

Each Portfolio’s investments are reported at fair value. Fair value is defined as the price that each Portfolio would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Portfolio.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Portfolio’s investments by the fair value hierarchy levels as of September 30, 2015.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks
Consumer Discretionary	$—	$—	$68
Energy	163	—	—
Financials	402	—	—
Industrials	254	—	—
Utilities	117	—	—
Total Common Stocks	$936	$—	$68
Preferred Stocks	5,649	186	—
Warrants	—	3	—
Corporate Debt Securities	—	586,364	—
Loans	—	136,708	20,948
Short-Term Securities	—	8,854	—
Total	$6,585	$732,115	$21,016
Forward Foreign Currency Contracts	$—	$67	$—
Liabilities
Forward Foreign Currency Contracts	$—	$12	$—
Total Return Swaps	$—	$54	$—

The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

	Common Stocks	Warrants	Corporate Debt Securities	Loans
Beginning Balance 1-1-15	$56	$39	$12,913	$53,090
Net realized gain (loss)	—	—	—	(484)
Net unrealized appreciation (depreciation)	12	—	—	(879)
Purchases	—	—	—	6,175
Sales	—	—	—	(10,947)
Amortization/Accretion of premium/discount	—	—	—	69
Transfers into Level 3 during the period	—	—	—	9,228
Transfers out of Level 3 during the period	—	(39)	(12,913)	(35,304)
Ending Balance 9-30-15	$68	$—	$—	$20,948
Net change in unrealized appreciation (depreciation) for all Level 3 investments still held as of 9-30-15	$12	$—	$—	$(1,056)
Transfers from Level 2 to Level 3 occurred primarily due to the lack of observable market data due to decreased market activity or information for these securities. Transfers from Level 3 to Level 2 occurred primarily due to the increased availability of observable market data due to increased market activity or information. As shown above, transfers in and out of Level 3 represent the values as of the beginning of the reporting period. During the period ended September 30, 2015, there were no transfers between Levels 1 and 2.

Quantitative Information about Level 3 fair value measurements:

	Fair Value at 9-30-15	Valuation Technique(s)	Unobservable Input(s)
Assets
Common Stocks	$68	Broker	Broker quotes
Loans	$20,948	Third-party valuation service	Broker quotes

The following acronyms are used throughout this schedule:

GTD = Guaranteed

REIT = Real Estate Investment Trust

For Federal income tax purposes, cost of investments owned at September 30, 2015 and the related unrealized appreciation (depreciation) were as follows:

Cost	$842,857
Gross unrealized appreciation	3,741
Gross unrealized depreciation	(86,882)
Net unrealized depreciation	$(83,141)

SCHEDULE OF INVESTMENTS International Core Equity (in thousands)	SEPTEMBER 30, 2015 (UNAUDITED)

COMMON STOCKS	Shares	Value
Australia

Financials – 1.8%
Commonwealth Bank of Australia	83	$4,280
Westpac Banking Corp.	329	6,907

		11,187

Health Care – 1.0%
Cochlear Ltd.	112	6,580

Materials – 1.3%
Amcor Ltd.	922	8,570

Total Australia – 4.1%		$26,337
Brazil

Consumer Staples – 0.8%
Hypermarcas S.A. (A)	1,274	4,879

Total Brazil – 0.8%		$4,879
China

Consumer Discretionary – 1.4%
JD.com, Inc. ADR (A)	336	8,756

Consumer Staples – 1.4%
Kweichow Moutai Co. Ltd., Class A	292	8,771

Financials – 1.2%
China Construction Bank Corp.	11,835	7,898

Information Technology – 1.6%
Baidu.com, Inc. ADR (A)(B)	77	10,634

Telecommunication Services – 0.9%
China Unicom Ltd.	4,710	5,992

Total China – 6.5%		$42,051
Denmark

Financials – 1.8%
Danske Bank A.S.	385	11,629

Telecommunication Services – 0.1%
TDC A/S	154	792

Total Denmark – 1.9%		$12,421
Finland

Information Technology – 1.9%
Nokia Corp., Series A ADR	681	4,619
Nokia OYJ	1,110	7,591

		12,210

Total Finland – 1.9%		$12,210
France

Consumer Staples – 1.6%
Pernod Ricard	103	10,380

Energy – 1.1%
Total S.A.	162	7,276

Industrials – 1.6%
Bouygues S.A.	287	10,195

Materials – 0.9%
ArcelorMittal	1,035	5,369

Utilities – 1.5%
ENGIE	601	9,716

Total France – 6.7%		$42,936
Germany

Consumer Discretionary – 0.5%
Porsche Automobil Holding SE	83	3,527

Health Care – 4.6%
Bayer AG	56	7,164
Fresenius Medical Care AG & Co. KGaA	109	8,480
Fresenius SE & Co. KGaA	205	13,759

		29,403

Total Germany – 5.1%		$32,930
Hong Kong

Financials – 1.1%
Cheung Kong (Holdings) Ltd.	557	7,242

Total Hong Kong – 1.1%		$7,242
Ireland

Financials – 1.3%
Bank of Ireland (A)	21,339	8,297

Health Care – 1.2%
Shire Pharmaceuticals Group plc ADR (B)	37	7,532

Materials – 2.9%
CRH plc	381	10,054
James Hardie Industries plc, Class C	737	8,899

		18,953

Total Ireland – 5.4%		$34,782

Israel

Health Care – 2.1%
Teva Pharmaceutical Industries Ltd. ADR (B)	235	13,242

Total Israel – 2.1%		$13,242
Italy

Financials – 1.1%
Banca Intesa S.p.A.	2,062	7,283

Total Italy – 1.1%		$7,283
Japan

Consumer Discretionary – 2.6%
Honda Motor Co. Ltd.	421	12,560
Nissin Kogyo Co. Ltd.	276	4,133

		16,693

Energy – 1.0%
Inpex Corp.	689	6,157

Financials – 4.5%
Dai-ichi Mutual Life Insurance Co. (The)	653	10,389
Sumitomo Mitsui Financial Group, Inc.	218	8,252
Tokio Marine Holdings, Inc.	287	10,711

		29,352

Industrials – 4.0%
Komatsu Ltd.	558	8,186
Mitsubishi Electric Corp.	735	6,733
Mitsubishi Heavy Industries Ltd.	2,461	11,006

		25,925

Telecommunication Services – 2.6%
SoftBank Group Corp.	363	16,803

Total Japan – 14.7%		$94,930
Netherlands

Financials – 1.7%
ING Groep N.V., Certicaaten Van Aandelen	760	10,765

Total Netherlands – 1.7%		$10,765
South Korea

Consumer Discretionary – 1.1%
Hyundai Mobis	35	6,878

Information Technology – 0.9%
Samsung Electronics Co. Ltd.	6	6,208

Total South Korea – 2.0%		$13,086
Spain

Consumer Discretionary – 0.2%
Mediaset Espana Comunicacion S.A.	96	1,046

Financials – 1.3%
CaixaBank S.A.	2,150	8,297

Health Care – 1.1%
Grifols S.A.	141	5,832
Grifols S.A. ADR	49	1,496

		7,328

Total Spain – 2.6%		$16,671
Sweden

Consumer Discretionary – 1.2%
Aktiebolaget Electrolux, Class B	282	7,963

Information Technology – 1.1%
Telefonaktiebolaget LM Ericsson, B Shares	700	6,866

Materials – 2.1%
Svenska Cellulosa Aktiebolaget SCA (publ), Class B	474	13,274

Total Sweden – 4.4%		$28,103
Switzerland

Consumer Discretionary – 1.2%
Swatch Group Ltd. (The), Bearer Shares	22	7,974

Health Care – 1.3%
Roche Holdings AG, Genusscheine	30	8,070

Industrials – 1.5%
Adecco S.A.	135	9,915

Materials – 1.1%
LafargeHolcim Ltd.	133	6,989

Total Switzerland – 5.1%		$32,948
United Kingdom

Consumer Discretionary – 3.9%
Carnival plc	73	3,761
Marks and Spencer Group plc	1,114	8,459
WPP Group plc	639	13,297

		25,517

Consumer Staples – 5.4%
Diageo plc	233	6,255
Diageo plc ADR	33	3,600
Imperial Tobacco Group plc	173	8,923
SABMiller plc	149	8,433
Unilever plc	182	7,427

		34,638

Energy – 1.5%
BG Group plc	184	2,659
BP plc	1,383	7,014

		9,673

Financials – 5.9%
Aviva plc	1,321	9,036
HSBC Holdings plc	895	6,719
Legal & General Group plc	2,743	9,889
Prudential plc	331	6,992
Standard Chartered plc	537	5,208

		37,844

Health Care – 3.8%
GlaxoSmithKline plc	516	9,896
GlaxoSmithKline plc ADR (B)	60	2,311
Shire plc	36	2,468
Smith & Nephew plc	573	10,013

		24,688

Industrials – 2.0%
BAE Systems plc	1,947	13,198

Materials – 1.1%
Rio Tinto plc	206	6,905

Total United Kingdom – 23.6%		$152,463
United States

Consumer Discretionary – 0.9%
Carnival Corp. (B)	118	5,850

Information Technology – 1.9%
Cognizant Technology Solutions Corp., Class A (A)(B)	193	12,085

Materials – 0.7%
Freeport-McMoRan Copper & Gold, Inc., Class B	488	4,729

Total United States – 3.5%		$22,664

TOTAL COMMON STOCKS – 94.3%		$607,943
(Cost: $676,954)

SHORT-TERM SECURITIES	Principal
Commercial Paper (C) – 4.1%
J.M. Smucker Co. (The) 0.280%, 10–1–15	$8,249	8,249
L Air Liquide S.A. 0.180%, 10–2–15	4,000	4,000
Mondelez International, Inc. 0.260%, 10–21–15	5,000	4,999
Northern Illinois Gas Co. 0.310%, 10–7–15	9,000	9,000

		26,248

Master Note – 0.6%
Toyota Motor Credit Corp. 0.200%, 10–7–15 (D)	3,968	3,968

TOTAL SHORT-TERM SECURITIES – 4.7%		$30,216
(Cost: $30,216)

TOTAL INVESTMENT SECURITIES – 99.0%		$638,159
(Cost: $707,170)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 1.0%		6,563

NET ASSETS – 100.0%		$644,722

Notes to Schedule of Investments

(A)	No dividends were paid during the preceding 12 months.

(B)	All or a portion of securities with an aggregate value of $972 are held in collateralized accounts for OTC derivatives collateral as governed by International Swaps and Derivatives Association, Inc. Master Agreements.

(C)	Rate shown is the yield to maturity at September 30, 2015.

(D)	Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2015. Date shown represents the date that the variable rate resets.

The following forward foreign currency contracts were outstanding at September 30, 2015:

	Currency to be Delivered		Currency to be Received	Settlement Date	Counterparty	Unrealized Appreciation	Unrealized Depreciation
Chinese Yuan Renminbi	536,761	U.S. Dollar	81,499	3-8-16	Deutsche Bank AG	$—	$1,446

Each Portfolio’s investments are reported at fair value. Fair value is defined as the price that each Portfolio would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Portfolio.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Portfolio’s investments by the fair value hierarchy levels as of September 30, 2015.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks
Consumer Discretionary	$14,606	$69,598	$—
Consumer Staples	8,479	50,189	—
Energy	—	23,106	—
Financials	—	139,794	—
Health Care	24,581	72,262	—
Industrials	—	59,233	—
Information Technology	27,338	20,665	—
Materials	4,729	60,060	—
Telecommunication Services	—	23,587	—
Utilities	—	9,716	—
Total Common Stocks	$79,733	$528,210	$—
Short-Term Securities	—	30,216	—
Total	$79,733	$558,426	$—
Liabilities
Forward Foreign Currency Contracts	$—	$1,446	$—

During the period ended September 30, 2015, there were no transfers between Level 1 and 2.

The following acronym is used throughout this schedule:

ADR = American Depositary Receipts

For Federal income tax purposes, cost of investments owned at September 30, 2015 and the related unrealized appreciation (depreciation) were as follows:

Cost	$707,170
Gross unrealized appreciation	22,070
Gross unrealized depreciation	(91,081)
Net unrealized depreciation	$(69,011)

SCHEDULE OF INVESTMENTS Global Growth (in thousands)	SEPTEMBER 30, 2015 (UNAUDITED)

COMMON STOCKS	Shares	Value
Belgium

Consumer Staples – 2.0%
InBev N.V.	88	$9,315

Total Belgium – 2.0%		$9,315
Canada

Industrials – 1.6%
Canadian Pacific Railway Ltd.	50	7,229

Total Canada – 1.6%		$7,229
China

Consumer Discretionary – 2.8%
JD.com, Inc. ADR (A)	342	8,906
Vipshop Holdings Ltd. (A)	253	4,255

		13,161

Industrials – 0.5%
CAR, Inc. (A)	1,723	2,494

Information Technology – 2.1%
Alibaba Group Holding Ltd. ADR (A)	64	3,800
Legend Holdings Corp. (A)(B)	448	1,555
Tencent Holdings Ltd.	248	4,186

		9,541

Total China – 5.4%		$25,196
Denmark

Financials – 1.2%
Danske Bank A.S.	183	5,520

Total Denmark – 1.2%		$5,520
France

Industrials – 3.6%
European Aeronautic Defence and Space Co.	96	5,706
Safran	146	11,013

		16,719

Total France – 3.6%		$16,719
Germany

Consumer Discretionary – 2.2%
Continental AG	48	10,207

Health Care – 3.4%
Bayer AG	34	4,367
Fresenius SE & Co. KGaA	172	11,536

		15,903

Total Germany – 5.6%		$26,110
India

Consumer Staples – 1.2%
ITC Ltd.	1,148	5,758

Total India – 1.2%		$5,758
Ireland

Health Care – 1.5%
Medtronic plc	106	7,110

Total Ireland – 1.5%		$7,110
Israel

Health Care – 2.6%
Teva Pharmaceutical Industries Ltd. ADR	211	11,900

Total Israel – 2.6%		$11,900
Italy

Financials – 1.7%
Banca Intesa S.p.A.	2,276	8,040

Total Italy – 1.7%		$8,040
Japan

Consumer Discretionary – 3.0%
Fuji Heavy Industries Ltd.	168	6,028
Honda Motor Co. Ltd.	265	7,909

		13,937

Industrials – 1.1%
Komatsu Ltd.	333	4,882

Total Japan – 4.1%		$18,819
Netherlands

Consumer Discretionary – 1.0%
Koninklijke Philips Electronics N.V., Ordinary Shares	185	4,346

Information Technology – 2.6%
ASML Holding N.V., NY Registry Shares	59	5,157
NXP Semiconductors N.V. (A)	80	7,008

		12,165

Total Netherlands – 3.6%		$16,511
Spain

Financials – 1.0%
CaixaBank S.A.	1,157	4,465

Information Technology – 0.3%
Amadeus IT Holding S.A.	31	1,348

Total Spain – 1.3%		$5,813

Switzerland

Health Care – 1.2%
Novartis AG, Registered Shares	58	5,324

Total Switzerland – 1.2%		$5,324
United Kingdom

Consumer Staples – 1.7%
SABMiller plc	139	7,866

Financials – 1.9%
Prudential plc	421	8,886

Health Care – 2.2%
Shire plc	145	9,906

Total United Kingdom – 5.8%		$26,658
United States

Consumer Discretionary – 12.0%
Amazon.com, Inc. (A)	35	18,033
Carnival Corp.	314	15,619
Hilton Worldwide Holdings, Inc.	331	7,604
Home Depot, Inc. (The)	69	7,919
Limited Brands, Inc.	73	6,617

		55,792

Consumer Staples – 1.9%
Coca-Cola Co. (The)	220	8,836

Energy – 4.2%
Exxon Mobil Corp.	94	7,020
Halliburton Co.	218	7,717
Schlumberger Ltd.	66	4,529

		19,266

Financials – 2.6%
JPMorgan Chase & Co.	64	3,889
Morgan Stanley	112	3,530
Signature Bank (A)	35	4,849

		12,268

Health Care – 10.6%
Acadia Healthcare Co., Inc. (A)	82	5,451
Allergan plc (A)	28	7,652
Biogen, Inc. (A)	36	10,651
Bristol-Myers Squibb Co.	77	4,584
Gilead Sciences, Inc.	89	8,774
HCA Holdings, Inc. (A)	157	12,157

		49,269

Industrials – 3.4%
J.B. Hunt Transport Services, Inc.	144	10,256
Kansas City Southern	62	5,616

		15,872

Information Technology – 13.8%
Cognizant Technology Solutions Corp., Class A (A)	206	12,926
Google, Inc., Class C (A)	21	13,040
MasterCard, Inc., Class A	152	13,726
Micron Technology, Inc. (A)	215	3,222
Visa, Inc., Class A	299	20,834

		63,748

Telecommunication Services – 4.5%
Level 3 Communications, Inc. (A)	290	12,657
SBA Communications Corp. (A)	76	7,956

		20,613

Total United States – 53.0%		$245,664

TOTAL COMMON STOCKS – 95.4%		$441,686
(Cost: $431,844)

SHORT-TERM SECURITIES	Principal
Commercial Paper (C) – 3.9%
Clorox Co. (The) 0.260%, 10–19–15	$8,000	7,999
E.I. du Pont de Nemours and Co. 0.120%, 10–15–15	5,000	5,000
J.M. Smucker Co. (The) 0.280%, 10–1–15	5,444	5,444

		18,443

Master Note – 0.5%
Toyota Motor Credit Corp. 0.200%, 10–7–15 (D)	2,224	2,224

TOTAL SHORT-TERM SECURITIES – 4.4%		$20,667
(Cost: $20,666)

TOTAL INVESTMENT SECURITIES – 99.8%		$462,353
(Cost: $452,510)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.2%		801

NET ASSETS – 100.0%		$463,154

Notes to Schedule of Investments

(A)	No dividends were paid during the preceding 12 months.

(B)	Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2015 the total value of these securities amounted to $1,555 or 0.3% of net assets.

(C)	Rate shown is the yield to maturity at September 30, 2015.

(D)	Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2015. Date shown represents the date that the variable rate resets.

Each Portfolio’s investments are reported at fair value. Fair value is defined as the price that each Portfolio would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Portfolio.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Portfolio’s investments by the fair value hierarchy levels as of September 30, 2015:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks
Consumer Discretionary	$68,953	$28,490	$—
Consumer Staples	18,151	13,624	—
Energy	19,266	—	—
Financials	12,268	26,911	—
Health Care	68,279	31,133	—
Industrials	23,101	24,095	—
Information Technology	79,713	7,089	—
Telecommunication Services	20,613	—	—
Total Common Stocks	$310,344	$131,342	$—
Short-Term Securities	—	20,667	—
Total	$310,344	$152,009	$—

During the period ended September 30, 2015, there were no transfers between Level 1 and 2.

The following acronym is used throughout this schedule:

ADR = American Depositary Receipts

For Federal income tax purposes, cost of investments owned at September 30, 2015 and the related unrealized appreciation (depreciation) were as follows:

Cost	$452,510
Gross unrealized appreciation	41,548
Gross unrealized depreciation	(31,705)
Net unrealized appreciation	$9,843

SCHEDULE OF INVESTMENTS Limited-Term Bond (in thousands)	SEPTEMBER 30, 2015 (UNAUDITED)

CORPORATE DEBT SECURITIES	Principal	Value
Consumer Discretionary

Apparel Retail – 0.8%
Limited Brands, Inc.,
8.500%, 6–15–19	$2,000	$2,335
TJX Cos., Inc. (The),
2.750%, 6–15–21	1,000	1,018

		3,353

Apparel, Accessories & Luxury Goods – 2.0%
Hanesbrands, Inc.,
6.375%, 12–15–20	4,718	4,883
LVMH Moet Hennessy – Louis Vuitton,
1.625%, 6–29–17 (A)	3,000	3,022

		7,905

Auto Parts & Equipment – 0.6%
BorgWarner Automotive, Inc.,
8.000%, 10–1–19	2,000	2,406

Automobile Manufacturers – 1.4%
Toyota Motor Credit Corp.:
2.000%, 9–15–16	1,750	1,771
2.000%, 10–24–18	4,000	4,042

		5,813

Automotive Retail – 0.9%
AutoZone, Inc.,
1.300%, 1–13–17	3,500	3,504

Broadcasting – 0.3%
CBS Corp.,
7.625%, 1–15–16	1,000	1,018

Cable & Satellite – 2.4%
DIRECTV Holdings LLC and DIRECTV Financing Co., Inc.,
5.875%, 10–1–19	2,592	2,904
Lender Processing Services, Inc. and Black Knight Lending Solutions, Inc.,
5.750%, 4–15–23	1,076	1,139
Time Warner Cable, Inc.,
5.850%, 5–1–17	1,901	2,012
Time Warner Co., Inc. (GTD by Time Warner, Inc.),
7.250%, 10–15–17	3,337	3,705

		9,760

Department Stores – 0.8%
Macy’s Retail Holdings, Inc.:
7.450%, 7–15–17	1,000	1,098
7.875%, 8–15–36	2,000	2,106

		3,204

General Merchandise Stores – 1.6%
Dollar General Corp.,
4.125%, 7–15–17	4,000	4,125
Target Corp.,
6.000%, 1–15–18	2,025	2,236

		6,361

Home Improvement Retail – 0.5%
Lowe’s Co., Inc.,
2.125%, 4–15–16	2,000	2,013

Internet Retail – 1.1%
Amazon.com, Inc.:
1.200%, 11–29–17	2,000	1,992
3.800%, 12–5–24	2,520	2,580

		4,572

Leisure Products – 0.2%
Mattel, Inc.,
2.500%, 11–1–16	1,000	1,014

Total Consumer Discretionary – 12.6%		50,923
Consumer Staples

Distillers & Vintners – 0.7%
Beam, Inc.,
1.875%, 5–15–17	2,672	2,683

Drug Retail – 0.3%
CVS Health Corp.,
2.800%, 7–20–20	1,425	1,448

Food Distributors – 0.7%
Bestfoods,
7.000%, 10–15–17	2,500	2,775

Food Retail – 0.6%
Kroger Co. (The),
6.800%, 12–15–18	2,245	2,567

Packaged Foods & Meats – 1.1%
Hershey Co. (The),
1.600%, 8–21–18	2,000	2,011
Tyson Foods, Inc. (GTD by Tyson Fresh Meats, Inc.),
2.650%, 8–15–19	2,459	2,478

		4,489

Total Consumer Staples – 3.4%		13,962
Energy

Integrated Oil & Gas – 0.4%
Statoil ASA (GTD by Statoil Petroleum AS),
1.950%, 11–8–18	1,500	1,510

Oil & Gas Equipment & Services – 1.1%
Enterprise Products Operating LLC (GTD by Enterprise Products Partners L.P.),
6.500%, 1–31–19	1,850	2,075
Schlumberger Investment S.A. (GTD by Schlumberger Ltd.),
1.950%, 9–14–16 (A)	1,000	1,010
Schlumberger Norge A.S.,
1.250%, 8–1–17 (A)	1,500	1,496

		4,581

Oil & Gas Exploration & Production – 2.4%
BP Capital Markets plc,
1.674%, 2–13–18	3,750	3,754
ConocoPhillips Co. (GTD by ConocoPhillips),
3.350%, 11–15–24	1,000	977
EQT Corp.,
8.125%, 6–1–19	2,650	3,114
Marathon Oil Corp.,
0.900%, 11–1–15	2,000	2,000

		9,845

Oil & Gas Refining & Marketing – 0.7%
Shell International Finance B.V. (GTD by Royal Dutch Shell plc),
2.000%, 11–15–18	2,625	2,656

Oil & Gas Storage & Transportation – 1.2%
Copano Energy LLC and Copano Energy Finance Corp.,
7.125%, 4–1–21	995	1,038
DCP Midstream Operating L.P. (GTD by DCP Midstream Partners L.P.),
3.250%, 10–1–15	1,500	1,500
El Paso Corp.,
7.000%, 6–15–17	2,000	2,132

		4,670

Total Energy – 5.8%		23,262
Financials

Asset Management & Custody Banks – 0.7%
Ares Capital Corp.,
3.875%, 1–15–20	2,820	2,904

Consumer Finance – 6.1%
American Express Credit Corp.,
1.300%, 7–29–16	1,978	1,984
American Honda Finance Corp.:
7.625%, 10–1–18 (A)	1,000	1,165
2.125%, 10–10–18	3,000	3,034
Capital One Bank USA N.A.,
2.150%, 11–21–18	2,000	1,999
Capital One Financial Corp.,
6.750%, 9–15–17	1,000	1,094
Capital One N.A.,
2.400%, 9–5–19	1,000	993
Caterpillar Financial Services Corp.,
1.000%, 11–25–16	3,000	3,009
Discover Financial Services,
3.950%, 11–6–24	4,000	3,938
Ford Motor Credit Co. LLC:
1.500%, 1–17–17	1,000	996
5.000%, 5–15–18	1,126	1,198
Hyundai Capital America:
1.875%, 8–9–16 (A)	1,000	1,005
2.875%, 8–9–18 (A)	1,000	1,017
Western Union Co. (The),
5.930%, 10–1–16	3,000	3,131

		24,563

Diversified Banks – 5.4%
Bank of America Corp.:
5.650%, 5–1–18	1,000	1,091
2.600%, 1–15–19	2,000	2,022
Bank of New York Mellon Corp. (The),
2.300%, 9–11–19	2,550	2,575
Bank of Nova Scotia (The),
2.050%, 10–30–18	2,500	2,521
Bear Stearns Co., Inc. (The),
6.400%, 10–2–17	2,000	2,181
Commonwealth Bank of Australia,
2.250%, 3–13–19	2,500	2,525
HSBC Bank plc,
3.100%, 5–24–16 (A)	1,000	1,015
KeyCorp.,
2.900%, 9–15–20	3,000	3,025
U.S. Bancorp,
2.200%, 11–15–16	1,000	1,014
Wachovia Corp.,
5.750%, 2–1–18	1,500	1,641
Wells Fargo & Co.,
2.150%, 1–15–19	2,000	2,016

		21,626

Investment Banking & Brokerage – 1.1%
Merrill Lynch & Co., Inc.,
6.400%, 8–28–17	2,000	2,170
Morgan Stanley,
5.950%, 12–28–17	2,000	2,180

		4,350

Life & Health Insurance – 1.3%
Aflac, Inc.,
3.625%, 11–15–24	2,204	2,247
MetLife, Inc.,
6.817%, 8–15–18	2,798	3,188

		5,435

Other Diversified Financial Services – 4.0%
Citigroup, Inc.:
1.300%, 11–15–16	2,000	2,004
2.550%, 4–8–19	1,000	1,009
Fidelity National Financial, Inc.,
6.600%, 5–15–17	1,000	1,069
John Deere Capital Corp.,
1.200%, 10–10–17	2,986	2,983
JPMorgan Chase & Co.,
6.000%, 1–15–18	3,316	3,624
TIAA Asset Management Finance Co. LLC,
2.950%, 11–1–19 (A)	2,000	2,028
USAA Capital Corp.,
2.450%, 8–1–20 (A)	3,245	3,299

		16,016

Property & Casualty Insurance – 1.0%
Berkshire Hathaway, Inc.,
2.100%, 8–14–19	4,000	4,070

Regional Banks – 0.9%
PNC Bank N.A.,
1.300%, 10–3–16	2,000	2,006
PNC Funding Corp. (GTD by PNC Financial Services Group, Inc.),
6.700%, 6–10–19	1,447	1,684

		3,690

Total Financials – 20.5%		82,654
Health Care

Biotechnology – 0.7%
Amgen, Inc.:
5.850%, 6–1–17	2,373	2,541
6.150%, 6–1–18	102	114

		2,655

Health Care Equipment – 0.4%
Stryker Corp.,
2.000%, 9–30–16	1,772	1,792

Health Care Services – 0.1%
Quest Diagnostics, Inc.,
3.200%, 4–1–16	544	550

Health Care Supplies – 2.6%
Cardinal Health, Inc.,
3.500%, 11–15–24	2,825	2,825
Catholic Health Initiatives,
2.600%, 8–1–18	3,575	3,650
DENTSPLY International, Inc.,
2.750%, 8–15–16	1,000	1,013
Medtronic, Inc.,
3.500%, 3–15–25	2,748	2,805

		10,293

Pharmaceuticals – 2.0%
AbbVie, Inc.,
2.500%, 5–14–20	1,200	1,193
Actavis Funding SCS (GTD by Warner Chilcott Ltd., Actavis Capital S.a.r.l. and Actavis, Inc.),
2.350%, 3–12–18	1,950	1,958
Merck Sharp & Dohme Corp.,
5.000%, 6–30–19	3,000	3,342
Mylan, Inc.,
1.350%, 11–29–16	1,500	1,490

		7,983

Total Health Care – 5.8%		23,273

Industrials

Air Freight & Logistics – 0.7%
FedEx Corp.,
8.000%, 1–15–19	2,252	2,689

Airlines – 0.6%
Southwest Airlines Co.,
5.125%, 3–1–17	2,263	2,380

Construction Machinery & Heavy Trucks – 1.2%
Joy Global, Inc.,
6.000%, 11–15–16	4,500	4,635

Environmental & Facilities Services – 1.7%
Republic Services, Inc.,
3.800%, 5–15–18	4,000	4,197
Waste Management, Inc.,
6.100%, 3–15–18	2,540	2,800

		6,997

Industrial Conglomerates – 2.3%
Danaher Corp.,
5.400%, 3–1–19	3,750	4,188
General Electric Capital Corp.:
5.625%, 9–15–17	1,000	1,087
5.625%, 5–1–18	3,500	3,875

		9,150

Railroads – 0.7%
Burlington Northern Santa Fe Corp.,
5.750%, 3–15–18	2,750	3,018

Trading Companies & Distributors – 0.5%
HD Supply, Inc.,
5.250%, 12–15–21 (A)	2,054	2,065

Trucking – 1.5%
Penske Truck Leasing Co. L.P.,
2.500%, 3–15–16 (A)	4,000	4,024
Ryder System, Inc.,
2.450%, 11–15–18	2,000	2,017

		6,041

Total Industrials – 9.2%		36,975
Information Technology

Communications Equipment – 0.4%
QUALCOMM, Inc.,
2.250%, 5–20–20	1,550	1,546

Data Processing & Outsourced Services – 0.3%
Alliance Data Systems Corp.,
6.375%, 4–1–20 (A)	1,000	1,018

Electronic Manufacturing Services – 0.8%
Jabil Circuit, Inc.,
7.750%, 7–15–16	3,000	3,105

Semiconductors – 0.2%
Intel Corp.,
2.450%, 7–29–20	1,000	1,013

Systems Software – 0.9%
CA, Inc.,
5.375%, 12–1–19	1,000	1,095
Oracle Corp.,
2.950%, 5–15–25	2,604	2,540

		3,635

Technology Hardware, Storage & Peripherals – 0.8%
Apple, Inc.,
1.550%, 2–7–20	3,350	3,314

Total Information Technology – 3.4%		13,631
Materials

Diversified Chemicals – 0.2%
Dow Chemical Co. (The),
4.250%, 11–15–20	724	776

Metal & Glass Containers – 0.3%
FBG Finance Ltd.,
7.875%, 6–1–16 (A)	1,000	1,047

Specialty Chemicals – 0.5%
Methanex Corp.,
3.250%, 12–15–19	2,163	2,159

Total Materials – 1.0%		3,982
Telecommunication Services

Integrated Telecommunication Services – 1.4%
CC Holdings GS V LLC,
2.381%, 12–15–17	1,000	1,007
SBA Tower Trust,
2.240%, 4–16–18 (A)	1,700	1,689
Verizon Communications, Inc.,
6.350%, 4–1–19	2,455	2,797

		5,493

Wireless Telecommunication Service – 0.5%
American Tower Corp.,
5.900%, 11–1–21	1,000	1,132
Crown Castle Towers LLC,
3.222%, 5–15–22 (A)	1,000	975

		2,107

Total Telecommunication Services – 1.9%		7,600
Utilities
Electric Utilities – 0.7%
Kansas City Power & Light Co.,
7.150%, 4–1–19	2,590	3,030

Multi-Utilities – 1.1%
Dominion Resources, Inc.,
6.400%, 6–15–18	3,000	3,352
Dominion Resources, Inc., Series A,
1.400%, 9–15–17	1,000	996

		4,348

Total Utilities – 1.8%		7,378

TOTAL CORPORATE DEBT SECURITIES – 65.4%		$263,640
(Cost: $262,117)

UNITED STATES GOVERNMENT AGENCY OBLIGATIONS
Agency Obligations – 1.1%
Ukraine Government AID Bond,
1.844%, 5–16–19	4,500	4,551

Mortgage-Backed Obligations – 14.0%
Federal Home Loan Mortgage Corp. Agency REMIC/CMO:
4.000%, 6–15–26	4,328	4,689
5.045%, 7–25–44 (A)(B)	1,100	1,169
4.303%, 9–25–44 (A)(B)	2,000	2,083
3.886%, 2–25–45 (A)(B)	1,500	1,563
Federal Home Loan Mortgage Corp. Fixed Rate Participation Certificates:
1.300%, 8–24–18	1,450	1,453
3.000%, 8–1–28	4,274	4,444
3.000%, 9–1–28	4,067	4,226
3.500%, 10–1–28	4,683	4,946
4.436%, 7–25–48 (A)(B)	1,275	1,328
Federal National Mortgage Association Agency REMIC/CMO:
3.000%, 2–25–25	2,540	2,681
2.000%, 4–25–39	1,418	1,403
Federal National Mortgage Association Fixed Rate Pass-Through Certificates:
2.000%, 12–30–15	1,000	1,005
4.580%, 6–1–19	3,622	3,981
3.680%, 2–1–21	1,456	1,524
4.380%, 6–1–21	1,842	2,038
5.500%, 10–1–21	836	899
5.450%, 10–18–21	4,640	4,870
5.500%, 11–1–22	281	300
3.000%, 7–1–28	4,000	4,162
3.000%, 9–1–28	2,154	2,241
4.000%, 12–1–31	3,214	3,465
Government National Mortgage Association Agency REMIC/CMO,
2.000%, 3–16–42	1,765	1,746

		56,216

TOTAL UNITED STATES GOVERNMENT AGENCY OBLIGATIONS – 15.1%		$60,767
(Cost: $60,066)

UNITED STATES GOVERNMENT OBLIGATIONS
Treasury Obligations – 8.5%
U.S. Treasury Notes:
0.625%, 9–30–17	20,000	19,990
0.750%, 10–31–17	5,000	5,008
2.750%, 2–28–18	9,000	9,424

		34,422

TOTAL UNITED STATES GOVERNMENT OBLIGATIONS – 8.5%		$34,422
(Cost: $34,364)

SHORT-TERM SECURITIES
Commercial Paper (C) – 7.1%
J.M. Smucker Co. (The),
0.280%, 10–1–15	8,735	8,735
Kroger Co. (The),
0.250%, 10–13–15	5,000	5,000
United Technologies Corp.,
0.260%, 10–21–15	10,000	9,998
Wisconsin Gas LLC,
0.140%, 10–2–15	5,000	5,000

		28,733

Master Note – 1.2%
Toyota Motor Credit Corp.,
0.200%, 10–7–15 (D)	4,800	4,800

United States Government Agency Obligations – 2.2%
Overseas Private Investment Corp. (GTD by U.S. Government),
0.150%, 10–7–15 (D)	9,000	9,000

TOTAL SHORT-TERM SECURITIES – 10.5%		$42,533
(Cost: $42,534)

TOTAL INVESTMENT SECURITIES – 99.5%		$401,362
(Cost: $399,081)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.5%		2,076

NET ASSETS – 100.0%		$403,438

Notes to Schedule of Investments

(A)	Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2015 the total value of these securities amounted to $32,018 or 7.9% of net assets.

(B)	Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2015.

(C)	Rate shown is the yield to maturity at September 30, 2015.

(D)	Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2015. Date shown represents the date that the variable rate resets.

Each Portfolio’s investments are reported at fair value. Fair value is defined as the price that each Portfolio would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Portfolio.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Portfolio’s investments by the fair value hierarchy levels as of September 30, 2015.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Corporate Debt Securities	$—	$263,640	$—
United States Government Agency Obligations	—	60,767	—
United States Government Obligations	—	34,422	—
Short-Term Securities	—	42,533	—
Total	$—	$401,362	$—

During the period ended September 30, 2015, securities totaling $1,737 were transferred from Level 3 to Level 2 due to increased availability of observable market data due to increased market activity or information for these securities. Transfers out of Level 3 represent the values as of the beginning of the reporting period. There were no transfers between Level 1 and 2 during the period.

The following acronyms are used throughout this schedule:

AID = Agency International Development

CMO = Collateralized Mortgage Obligation

GTD = Guaranteed

REMIC = Real Estate Mortgage Investment Conduit

For Federal income tax purposes, cost of investments owned at September 30, 2015 and the related unrealized appreciation (depreciation) were as follows:

Cost	$399,081
Gross unrealized appreciation	2,871
Gross unrealized depreciation	(590)
Net unrealized appreciation	$2,281

SCHEDULE OF INVESTMENTS Micro Cap Growth (in thousands)	SEPTEMBER 30, 2015 (UNAUDITED)

COMMON STOCKS	Shares	Value
Consumer Discretionary

Apparel Retail – 0.6%
Boot Barn Holdings, Inc. (A)	20	$367

Auto Parts & Equipment – 1.5%
Motorcar Parts of America, Inc. (A)	29	912

Broadcasting – 0.8%
Entravision Communications Corp.	69	458

Education Services – 1.9%
2U, Inc. (A)	32	1,134

Home Improvement Retail – 2.3%
Tile Shop Holdings, Inc. (A)	116	1,384

Homebuilding – 1.1%
M/I Homes, Inc. (A)	29	684

Homefurnishing Retail – 1.2%
Kirkland’s, Inc.	33	700

Leisure Products – 2.1%
Nautilus Group, Inc. (The) (A)	83	1,245

Movies & Entertainment – 2.8%
Rentrak Corp. (A)	31	1,687

Restaurants – 4.7%
Dave & Buster’s Entertainment, Inc. (A)	22	836
Kona Grill, Inc. (A)	64	1,001
Potbelly Corp. (A)	90	991

		2,828

Specialty Stores – 3.5%
Container Store Group, Inc. (The) (A)	66	928
Sportsman’s Warehouse Holdings, Inc. (A)	94	1,157

		2,085

Total Consumer Discretionary – 22.5%		13,484
Consumer Staples

Food Distributors – 0.7%
Chefs’ Warehouse Holdings LLC (The) (A)	27	378

Packaged Foods & Meats – 0.6%
Inventure Foods, Inc. (A)	41	363

Personal Products – 1.5%
Inter Parfums, Inc.	37	916

Total Consumer Staples – 2.8%		1,657
Energy

Oil & Gas Equipment & Services – 2.2%
Natural Gas Services Group, Inc. (A)	26	510
RigNet, Inc. (A)	31	790

		1,300

Total Energy – 2.2%		1,300
Financials

Asset Management & Custody Banks – 2.1%
Actua Corp. (A)	40	469
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	47	806

		1,275

Investment Banking & Brokerage – 1.5%
Marcus & Millichap, Inc. (A)	19	874

Total Financials – 3.6%		2,149
Health Care

Biotechnology – 6.9%
Enanta Pharmaceuticals, Inc. (A)	27	958
Natera, Inc. (A)	34	365
NewLink Genetics Corp. (A)	13	473
Repligen Corp. (A)	36	1,014
Retrophin, Inc. (A)	47	946
Synergy Pharmaceuticals, Inc. (A)	70	372

		4,128

Health Care Equipment – 3.0%
Avinger, Inc. (A)	34	502
K2M Group Holdings, Inc. (A)	36	660
Oxford Immunotec Global plc (A)	47	636

		1,798

Health Care Facilities – 1.3%
Surgical Care Affiliates, Inc. (A)	23	762

Health Care Services – 1.4%
Adeptus Health, Inc., Class A (A)	10	823

Health Care Supplies – 4.8%
Endologix, Inc. (A)	97	1,183
ICU Medical, Inc. (A)	11	1,205
Penumbra, Inc. (A)	5	182
Sientra, Inc. (A)	30	301

		2,871

Health Care Technology – 4.6%
Evolent Health, Inc., Class A (A)	34	541
Imprivata, Inc. (A)	53	935
Omnicell, Inc. (A)	19	594
Press Ganey Holdings, Inc. (A)	23	683

		2,753

Pharmaceuticals – 7.7%
Aerie Pharmaceuticals, Inc. (A)	44	786
Aratana Therapeutics, Inc. (A)	40	338
Intersect ENT, Inc. (A)	52	1,205
Intra-Cellular Therapies, Inc. (A)	30	1,217
ZS Pharma, Inc. (A)	17	1,090

		4,636

Total Health Care – 29.7%		17,771
Industrials

Building Products – 1.5%
PGT, Inc. (A)	73	901

Construction & Engineering – 1.7%
MYR Group, Inc. (A)	39	1,017

Electrical Components & Equipment – 1.5%
Thermon Group Holdings, Inc. (A)	44	910

Heavy Electrical Equipment – 0.6%
Power Solutions International, Inc. (A)	16	357

Total Industrials – 5.3%		3,185
Information Technology

Application Software – 2.4%
Globant S.A. (A)	6	196
Zix Corp. (A)	295	1,241

		1,437

Communications Equipment – 1.4%
Ruckus Wireless, Inc. (A)	68	810

Electronic Manufacturing Services – 0.3%
Mercury Computer Systems, Inc. (A)	13	202

Internet Software & Services – 10.9%
Amber Road, Inc. (A)	37	156
Cornerstone OnDemand, Inc. (A)	40	1,304
Envestnet, Inc. (A)	25	761
Internap Network Services Corp. (A)	137	837
LogMeIn, Inc. (A)	24	1,602
Q2 Holdings, Inc. (A)	42	1,028
SPS Commerce, Inc. (A)	12	815

		6,503

Semiconductor Equipment – 1.6%
PDF Solutions, Inc. (A)	56	561
SolarEdge Technologies, Inc. (A)	17	378

		939

Semiconductors – 1.6%
NVE Corp.	20	966

Systems Software – 1.4%
Barracuda Networks, Inc. (A)	56	868

Total Information Technology – 19.6%		11,725
Materials

Diversified Metals & Mining – 0.6%
Horsehead Holding Corp. (A)	111	337

Specialty Chemicals – 2.6%
Flotek Industries, Inc. (A)	93	1,560

Total Materials – 3.2%		1,897

Telecommunication Services

Alternative Carriers – 2.3%
8x8, Inc. (A)	169	1,401

Integrated Telecommunication Services – 1.8%
GTT Communications, Inc. (A)	48	1,107

Wireless Telecommunication Service – 1.1%
RingCentral, Inc., Class A (A)	35	630

Total Telecommunication Services – 5.2%		3,138

TOTAL COMMON STOCKS – 94.1%		$56,306
(Cost: $53,250)

SHORT-TERM SECURITIES	Principal
Commercial Paper(B) – 4.8%
J.M. Smucker Co. (The),
0.280%, 10–1–15	$2,894	2,894

Master Note – 1.7%
Toyota Motor Credit Corp.,
0.200%, 10–7–15 (C)	1,010	1,010

TOTAL SHORT-TERM SECURITIES – 6.5%		$3,904
(Cost: $3,904)

TOTAL INVESTMENT SECURITIES – 100.6%		$60,210
(Cost: $57,154)

LIABILITIES, NET OF CASH AND OTHER ASSETS – (0.6)%		(384)

NET ASSETS – 100.0%		$59,826

Notes to Schedule of Investments

(A)	No dividends were paid during the preceding 12 months.

(B)	Rate shown is the yield to maturity at September 30, 2015.

(C)	Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2015. Date shown represents the date that the variable rate resets.

Each Portfolio’s investments are reported at fair value. Fair value is defined as the price that each Portfolio would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Portfolio.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Portfolio’s investments by the fair value hierarchy levels as of September 30, 2015.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$56,306	$—	$—
Short-Term Securities	—	3,904	—
Total	$56,306	$3,904	$—

During the period ended September 30, 2015, there were no transfers between Level 1 and 2.

The following acronym is used throughout this schedule:

ADR = American Depositary Receipts

For Federal income tax purposes, cost of investments owned at September 30, 2015 and the related unrealized appreciation (depreciation) were as follows:

Cost	$57,154
Gross unrealized appreciation	9,728
Gross unrealized depreciation	(6,672)
Net unrealized appreciation	$3,056

SCHEDULE OF INVESTMENTS Mid Cap Growth (in thousands)	SEPTEMBER 30, 2015 (UNAUDITED)

COMMON STOCKS	Shares	Value
Consumer Discretionary

Apparel Retail – 2.5%
DSW, Inc., Class A	236	$5,962
Urban Outfitters, Inc. (A)	266	7,814

		13,776

Apparel, Accessories & Luxury Goods – 4.3%
Burberry Group plc (B)	267	5,525
Kate Spade & Co. (A)	242	4,625
Polo Ralph Lauren Corp. (C)	73	8,573
Under Armour, Inc., Class A (A)	49	4,707

		23,430

Auto Parts & Equipment – 1.5%
BorgWarner, Inc.	194	8,079

Homebuilding – 1.7%
D.R. Horton, Inc.	159	4,678
Pulte Homes, Inc.	243	4,584

		9,262

Homefurnishing Retail – 2.2%
Bed Bath & Beyond, Inc. (A)	149	8,475
Williams-Sonoma, Inc.	50	3,839

		12,314

Internet Retail – 1.0%
TripAdvisor, Inc. (A)	83	5,240

Leisure Products – 3.3%
Mattel, Inc.	346	7,289
Polaris Industries, Inc.	88	10,574

		17,863

Restaurants – 2.0%
Dunkin’ Brands Group, Inc. (C)	225	11,049

Specialty Stores – 2.1%
Tiffany & Co.	94	7,276
Tractor Supply Co.	49	4,127

		11,403

Total Consumer Discretionary – 20.6%		112,416
Consumer Staples

Distillers & Vintners – 0.9%
Brown-Forman Corp., Class B	51	4,901

Food Retail – 1.3%
Whole Foods Market, Inc.	220	6,969

Packaged Foods & Meats – 4.3%
Blue Buffalo Pet Products, Inc. (A)	195	3,493
Hain Celestial Group, Inc. (The) (A)	186	9,597
Mead Johnson Nutrition Co. (C)	149	10,473

		23,563

Total Consumer Staples – 6.5%		35,433
Energy

Oil & Gas Exploration & Production – 4.1%
Cabot Oil & Gas Corp.	223	4,868
Cimarex Energy Co.	47	4,788
Continental Resources, Inc. (A)	220	6,381
Noble Energy, Inc.	150	4,533
Oasis Petroleum LLC (A)	180	1,564

		22,134

Total Energy – 4.1%		22,134
Financials

Asset Management & Custody Banks – 3.7%
Northern Trust Corp.	223	15,205
Oaktree Capital Group LLC	97	4,782

		19,987

Regional Banks – 5.2%
First Republic Bank	194	12,192
Signature Bank (A)	97	13,285
UMB Financial Corp.	58	2,964

		28,441

Specialized Finance – 2.4%
CME Group, Inc.	145	13,410

Total Financials –11.3%		61,838
Health Care

Biotechnology – 6.0%
ACADIA Pharmaceuticals, Inc. (A)	121	3,985
Alkermes plc (A)	177	10,402
BioMarin Pharmaceutical, Inc. (A)	77	8,125
Incyte Corp. (A)	47	5,232
Medivation, Inc. (A)	121	5,132

		32,876

Health Care Distributors – 1.7%
Henry Schein, Inc. (A)	70	9,285

Health Care Equipment – 2.7%
Intuitive Surgical, Inc. (A)	32	14,907

Health Care Facilities – 1.0%
Acadia Healthcare Co., Inc. (A)	79	5,244

Health Care Services – 1.9%
Diplomat Pharmacy, Inc. (A)	83	2,398
Laboratory Corp. of America Holdings (A)	71	7,748

		10,146

Health Care Supplies – 1.5%
Align Technology, Inc. (A)	148	8,383

Health Care Technology – 1.2%
Cerner Corp. (A)(C)	107	6,443

Pharmaceuticals – 2.3%
Zoetis, Inc.	312	12,865

Total Health Care – 18.3%		100,149
Industrials

Air Freight & Logistics – 2.0%
Expeditors International of Washington, Inc.	230	10,843

Building Products – 2.5%
Fortune Brands Home & Security, Inc. (C)	284	13,472

Electrical Components & Equipment – 0.5%
Generac Holdings, Inc. (A)	92	2,757

Environmental & Facilities Services – 1.2%
Stericycle, Inc. (A)	49	6,805

Industrial Machinery – 1.4%
Flowserve Corp.	127	5,237
Woodward, Inc.	65	2,638

		7,875

Research & Consulting Services – 6.1%
CoStar Group, Inc. (A)(D)	63	10,920
Towers Watson & Co., Class A	95	11,103
Verisk Analytics, Inc., Class A (A)	151	11,170

		33,193

Trading Companies & Distributors – 2.0%
Fastenal Co.	302	11,056

Trucking – 1.0%
J.B. Hunt Transport Services, Inc.	74	5,314

Total Industrials – 16.7%		91,315
Information Technology

Application Software – 1.6%
ANSYS, Inc. (A)	95	8,393

Communications Equipment – 1.2%
F5 Networks, Inc. (A)	58	6,722

Data Processing & Outsourced Services – 1.8%
Alliance Data Systems Corp. (A)	38	9,802

Home Entertainment Software – 2.7%
Electronic Arts, Inc. (A)(C)	217	14,676

Internet Software & Services – 3.7%
GrubHub, Inc. (A)	221	5,369
Pandora Media, Inc. (A)	692	14,774

		20,143

IT Consulting & Other Services – 1.2%
Teradata Corp. (A)	223	6,444

Semiconductors – 2.4%
Microchip Technology, Inc.	307	13,208

Systems Software – 1.5%
ServiceNow, Inc. (A)	120	8,306

Technology Hardware, Storage & Peripherals – 1.3%
SanDisk Corp.	130	7,067

Total Information Technology – 17.4%		94,761

Materials

Fertilizers & Agricultural Chemicals – 1.1%
Scotts Miracle-Gro Co. (The)	100	6,076

Specialty Chemicals – 1.5%
Valspar Corp. (The)	116	8,329

Total Materials – 2.6%		14,405

TOTAL COMMON STOCKS – 97.5%		$532,451
(Cost: $534,993)

SHORT-TERM SECURITIES	Principal
Commercial Paper(E) – 2.2%
E.I. du Pont de Nemours and Co.,
0.120%, 10–15–15	$2,000	2,000
Mondelez International, Inc.,
0.260%, 10–20–15	5,000	4,999
Sysco Corp.,
0.230%, 10–1–15	5,000	5,000

		11,999

Master Note – 0.5%
Toyota Motor Credit Corp.,
0.200%, 10–7–15 (F)	2,571	2,571

TOTAL SHORT-TERM SECURITIES – 2.7%		$14,570
(Cost: $14,570)

TOTAL INVESTMENT SECURITIES – 100.2%		$547,021
(Cost: $549,563)

LIABILITIES, NET OF CASH AND OTHER ASSETS – (0.2)%		(1,146)

NET ASSETS – 100.0%		$545,875

Notes to Schedule of Investments

(A)	No dividends were paid during the preceding 12 months.

(B)	Listed on an exchange outside the United States.

(C)	All or a portion of securities with an aggregate value of $1,243 are held in collateralized accounts for OTC derivatives collateral as governed by International Swaps and Derivatives Association, Inc. Master Agreements.

(D)	All or a portion of securities with an aggregate value of $519 are held in collateralized accounts to cover potential obligations with respect to outstanding written options.

(E)	Rate shown is the yield to maturity at September 30, 2015.

(F)	Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2015. Date shown represents the date that the variable rate resets.

The following written options were outstanding at September 30, 2015 (contracts and exercise prices unrounded):

Underlying Security	Counterparty, if OTC	Type	Number of Contracts	Expiration Month	Exercise Price	Premium Received	Value
Pacira Pharmaceuticals, Inc.	Goldman Sachs International	Put	329	November 2015	$85.00	$924	$(1,476)

Each Portfolio’s investments are reported at fair value. Fair value is defined as the price that each Portfolio would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Portfolio.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Portfolio’s investments by the fair value hierarchy levels as of September 30, 2015:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks
Consumer Discretionary	$106,891	$5,525	$—
Consumer Staples	35,433	—	—
Energy	22,134	—	—
Financials	61,838	—	—
Health Care	100,149	—	—
Industrials	91,315	—	—
Information Technology	94,761	—	—
Materials	14,405	—	—
Total Common Stocks	$526,926	$5,525	$—
Short-Term Securities	—	14,570	—
Total	$526,926	$20,095	$—
Liabilities
Written Options	$—	$1,476	$—

During the period ended September 30, 2015, there were no transfers between Level 1 and 2.

The following acronym is used throughout this schedule:

OTC = Over the Counter

For Federal income tax purposes, cost of investments owned at September 30, 2015 and the related unrealized appreciation (depreciation) were as follows:

Cost	$549,563
Gross unrealized appreciation	64,369
Gross unrealized depreciation	(66,911)
Net unrealized depreciation	$(2,542)

SCHEDULE OF INVESTMENTS Money Market (in thousands)	SEPTEMBER 30, 2015 (UNAUDITED)

CORPORATE OBLIGATIONS	Principal	Value
Certificate Of Deposit
Banco del Estado de Chile:
0.380%, 10–6–15 (A)	$2,750	$2,750
0.210%, 10–19–15	1,500	1,500
0.400%, 10–24–15 (A)	7,500	7,500
0.400%, 10–26–15 (A)	3,200	3,200
0.400%, 10–27–15 (A)	11,400	11,400
Bank of Nova Scotia (The),
0.390%, 10–16–15 (A)	13,000	13,000
BMO Harris Bank N.A.:
0.330%, 10–5–15 (A)	8,500	8,500
0.410%, 10–10–15 (A)	8,430	8,430
0.330%, 10–14–15 (A)	7,100	7,100
Toyota Motor Credit Corp.,
0.300%, 10–20–15 (A)	8,400	8,400

Total Certificate Of Deposit – 13.1%		71,780
Commercial Paper (B)
Air Products and Chemicals, Inc.,
0.160%, 10–19–15	4,000	4,000
Corporacion Andina de Fomento,
0.180%, 11–24–15	4,000	3,999
Danaher Corp.:
0.170%, 10–1–15	5,000	5,000
0.130%, 10–2–15	3,500	3,500
E.I. du Pont de Nemours and Co.,
0.160%, 10–14–15	5,500	5,500
EMC Corp.:
0.190%, 10–7–15	4,500	4,500
0.190%, 10–26–15	3,000	3,000
0.240%, 11–5–15	2,800	2,799
0.210%, 11–24–15	3,918	3,916
Emerson Electric Co.,
0.150%, 10–8–15	1,750	1,750
Essilor International S.A.:
0.180%, 10–1–15	6,000	6,000
0.170%, 10–5–15	9,550	9,550
Federal Home Loan Bank,
0.110%, 12–8–15	1,820	1,819
J.M. Smucker Co. (The),
0.280%, 10–1–15	2,715	2,715
John Deere Canada ULC (GTD by Deere & Co.),
0.150%, 10–5–15	2,500	2,500
L Air Liquide S.A.:
0.170%, 10–1–15	6,500	6,500
0.160%, 10–21–15	3,500	3,500
Microsoft Corp.,
0.160%, 11–18–15	10,000	9,998
Mondelez International, Inc.,
0.260%, 10–1–15	1,000	1,000
National Oilwell Varco, Inc.:
0.200%, 10–6–15	9,750	9,750
0.240%, 10–7–15	2,000	2,000
0.150%, 10–14–15	5,500	5,499
0.310%, 10–28–15	7,000	6,998
Northern Illinois Gas Co.:
0.220%, 10–1–15	5,400	5,400
0.310%, 10–6–15	5,600	5,600
0.310%, 10–9–15	9,000	8,999
0.290%, 10–13–15	7,300	7,299
River Fuel Co. #2, Inc. (GTD by Bank of Nova Scotia),
0.250%, 10–30–15	16,086	16,082
River Fuel Funding Co. #3, Inc. (GTD by Bank of Nova Scotia),
0.220%, 10–15–15	3,450	3,450
River Fuel Trust #1 (GTD by Bank of Nova Scotia):
0.180%, 10–7–15	5,148	5,148
0.210%, 10–30–15	2,500	2,500
St. Jude Medical, Inc.:
0.240%, 10–26–15	4,600	4,599
0.460%, 12–4–15	7,850	7,843
The Regents of the Univ of CA, Commercial Paper Notes, Ser B (Taxable),
0.190%, 11–19–15	2,500	2,499
Wal-Mart Stores, Inc.,
0.140%, 10–26–15	1,500	1,500
Wisconsin Electric Power Co.:
0.290%, 10–1–15	4,529	4,529
0.290%, 10–6–15	3,000	3,000

Total Commercial Paper – 33.5%		184,241
Master Note
Toyota Motor Credit Corp.,
0.200%, 10–7–15 (A)	10,395	10,395

Total Master Note – 1.9%		10,395
Notes
American Honda Finance Corp.:
0.280%, 10–7–15 (A)	15,500	15,500
0.310%, 10–15–15 (A)	4,300	4,300
Anheuser-Busch InBev Worldwide, Inc. (GTD by AB INBEV/BBR/COB),
0.800%, 1–15–16	3,329	3,332
Bank of Nova Scotia (The):
0.300%, 10–5–15 (A)	5,500	5,500
0.810%, 10–17–15 (A)	4,000	4,013
0.550%, 12–27–15 (A)	2,000	2,001
General Electric Capital Corp.:
0.470%, 10–6–15 (A)	4,200	4,200
0.880%, 10–8–15 (A)	625	626
0.480%, 10–9–15 (A)	3,178	3,179
1.111%, 11–8–15 (A)	600	602
0.930%, 12–11–15 (A)	4,050	4,054
JPMorgan Chase & Co.,
0.490%, 12–7–15 (A)	4,750	4,750
John Deere Capital Corp.,
0.450%, 12–10–15 (A)	2,600	2,601
JPMorgan Chase Bank N.A.:
0.460%, 10–22–15 (A)	1,650	1,650
0.340%, 10–23–15 (A)	6,400	6,400
NIKE, Inc.,
5.150%, 10–15–15	515	516
PepsiCo, Inc.,
0.540%, 11–28–15 (A)	1,150	1,151
Rabobank Nederland,
0.360%, 12–1–15 (A)	5,000	5,000
Toyota Motor Credit Corp.,
0.300%, 10–14–15 (A)	7,500	7,500
Wells Fargo & Co.,
0.490%, 10–28–15 (A)	850	850
Wells Fargo Bank N.A.:
0.380%, 10–20–15 (A)	7,500	7,500
0.420%, 10–20–15 (A)	3,000	3,000
0.450%, 12–10–15 (A)	3,500	3,500
0.460%, 12–15–15 (A)	4,500	4,500

Total Notes – 17.5%		96,225

TOTAL CORPORATE OBLIGATIONS – 66.0%		$362,641
(Cost: $362,641)

MUNICIPAL OBLIGATIONS
California – 4.9%
CA Hlth Fac Fin Auth, Var Rate Hosp Rev Bonds (Adventist Hlth Sys/West), Ser 1998B (GTD by Bank of America N.A.),
0.010%, 10–1–15 (A)	700	700
CA Infra and Econ Dev Bank, Var Rate Dnd Rfdg Rev Bds (LA Cnty Mus of Nat Hist Fndtn), Ser 2008A (GTD by Wells Fargo Bank N.A.),
0.010%, 10–1–15 (A)	1,900	1,900
CA Muni Fin Auth, Recovery Zone Fac Bonds (Chevron USA, Inc. Proj), Ser 2010C (GTD by Chevron Corp.),
0.010%, 10–1–15 (A)	4,314	4,314
CA Pollutn Ctl Fin Auth, Pollutn Ctl Rfdg Rev Bonds (Pacific Gas and Elec Co.), Ser C (GTD by JPMorgan Chase Bank N.A.),
0.010%, 10–1–15 (A)	2,979	2,979
CA Statewide Cmnty Dev Auth, Multifam Hsng Rev Bonds (Wyndover Apts), Ser 2004 LL (GTD by U.S. Government),
0.030%, 10–7–15 (A)	2,232	2,232

CA Statewide Cmnty Dev Auth, Multifam Hsng Rev Bonds (The Crossings Sr Apts/Phase I), Ser 2005 I (GTD by U.S. Government),
0.030%, 10–7–15 (A)	8,700	8,700
San Francisco City and Cnty, Pub Util Comnty Water Rev, Series A1T (Taxable), (GTD by Royal Bank of Canada),
0.220%, 10–19–15	3,000	3,000
San Francisco City and Cnty, Pub Util Comnty Water Rev, Series A1T (Taxable), (GTD by Royal Bank ofCanada),
0.160%, 11–17–15	2,500	2,500

		26,325

Colorado – 2.0%
Castle Rock, CO, Cert of Part, Ser 2008 (GTD by Wells Fargo Bank N.A.),
0.040%, 10–7–15 (A)	5,315	5,315
CO Hsng and Fin Auth, Multifam Hsng Rev Bonds (Greentree Vlg Apts Proj), Ser 2007 (GTD by U.S. Bank N.A.),
0.030%, 10–7–15 (A)	3,100	3,100
Exempla Gen Impvt Dist of Lafayette, CO, Spl Impvt Dist No. 02-01, Spl Assmt Rev Rfdg and Impvt Bonds, Ser 2002 (GTD by Wells Fargo Bank N.A.),
0.050%, 10–7–15 (A)	250	250
Sheridan Redev Agy CO Tax, Var Rfdg S Santa Fe Dr Corridor Redev PJ, Ser A-1 (GTD by JPMorgan Chase & Co.):
0.040%, 10–7–15 (A)	1,500	1,500
0.250%, 10–7–15 (A)	550	550

		10,715

Florida – 0.6%
FL Muni Power Agy, All-Requirements Power Supply Proj Var Rate Demand Rfdg Rev Bonds, Ser 2008C (GTD by Bank of America N.A.),
0.010%, 10–1–15 (A)	3,060	3,060

Georgia – 1.6%
Muni Elec Auth GA, Gen Resolution Proj Bond Anticipation Notes, Ser B (Taxable), (GTD by TD Bank),
0.180%, 11–3–15	3,000	3,000
Muni Elec Auth GA, Gen Resolution Proj Bond Anticipation Notes, Ser A (Taxable), (GTD by Wells Fargo Bank N.A.),
0.170%, 10–6–15	5,990	5,990

		8,990

Illinois – 2.1%
Chicago O’Hare Intl Arpt, Commercial Paper Notes, Ser D-3 (GTD by BMO Harris Bank N.A.),
0.210%, 10–20–15	10,000	10,000
Elmhurst, IL, Adj Demand Rev Bonds, Joint Comsn on Accred of Hlthcare Org (GTD by JPMorgan Chase Bank N.A.),
0.020%, 10–7–15 (A)	460	460
IL Fin Auth, Var Rate Demand Rev Bonds (The Univ of Chicago Med Ctr), Ser D (GTD by JPMorgan Chase & Co.),
0.020%, 10–1–15 (A)	1,000	1,000

		11,460

Iowa – 0.2%
IA Fin Auth, Var Rate Demand Hlth Fac Rev Bonds (Great River Med Ctr Proj), Ser 2008 (GTD by Great River Medical Center),
0.010%, 10–1–15 (A)	1,065	1,065

Louisiana – 1.4%
LA Pub Fac Auth, Rev Bonds (Air Products and Chemicals Proj), Ser 2009A (GTD by Air Products and Chemicals, Inc.),
0.010%, 10–7–15 (A)	2,350	2,350
LA Pub Fac Auth, Rev Bonds (Air Products and Chemicals Proj), Ser 2008A (GTD by Air Products and Chemicals, Inc.),
0.020%, 10–1–15 (A)	3,941	3,941
Parish of St. Bernard, LA, Exempt Fac Rev Bonds (Mobil Oil Corp. Proj), Ser 1996 (GTD by Exxon Mobil Corp.),
0.010%, 10–1–15 (A)	1,600	1,600

		7,891

Maryland – 0.1%
MD Hlth and Higher Edu Fac Auth Rev Bonds, Anne Arundel Hlth Sys Issue, Ser 2009A (GTD by Toronto Dominion Bank),
0.120%, 10–7–15 (A)	370	370

Michigan – 0.4%
MI Strategic Fund, Var Rate Demand Ltd. Oblig Rev Bonds (Air Products and Chemicals, Inc. Proj), Ser 2007 (GTD by Bank of New York (The)),
0.020%, 10–1–15 (A)	1,900	1,900

Minnesota – 0.4%
MN Office of Higher Edu, Adj Rate Supplemental Student Loan Prog Rev Bonds, Ser 2008B (Tax-Exempt),
0.020%, 10–7–15 (A)	2,000	2,000

Mississippi – 2.3%
MS Business Fin Corp., Gulf Opp Zone Indl Dev Rev Bonds (Chevron USA, Inc. Proj), Ser 2007B (GTD by Chevron Corp.),
0.010%, 10–1–15 (A)	4,637	4,637
MS Business Fin Corp., Gulf Opp Zone Indl Dev Rev Bonds (Chevron USA, Inc. Proj), Ser 2007D (GTD by Chevron Corp.),
0.010%, 10–1–15 (A)	2,220	2,220
MS Business Fin Corp., Gulf Opp Zone Indl Dev Rev Bonds (Chevron USA, Inc. Proj), Ser 2010J (GTD by Chevron Corp.),
0.010%, 10–1–15 (A)	4,332	4,332
MS Business Fin Corp., Gulf Opp Zone Indl Dev Var Rev Bonds (Chevron USA, Inc. Proj), Ser 2007D (GTD by Chevron Corp.),
0.010%, 10–1–15 (A)	1,550	1,550

		12,739

Missouri – 0.2%
Kansas City, MO, Var Rate Demand Taxable Spl Oblig Rfdg Bonds (President Hotel Redev Proj), Ser 2009B (GTD by JPMorgan Chase & Co.),
0.150%, 10–7–15 (A)	1,340	1,340

New Jersey – 0.7%
NJ Hlth Care Fac Fin Auth, Rev Bonds, AHS Hosp Corp. Issue, Ser 2008C (GTD by JPMorgan Chase & Co.),
0.010%, 10–7–15 (A)	3,200	3,200
Trap Rock Industries, Inc., Var Demand Bonds, Ser 2005 (GTD by Wachovia Bank N.A.),
0.190%, 10–7–15 (A)	767	767

		3,967

New York – 3.1%
NY Hsng Fin Agy, Clinton Park Phase II Hsng Rev Bonds, Ser 2011 A-1 (GTD by Wells Fargo Bank N.A.),
0.020%, 10–7–15 (A)	2,000	2,000
NY Hsng Fin Agy, Related-Caroline Apt Hsng Rev Bonds, Ser 2008A (GTD by Federal Home Loan Mortgage Corp.),
0.010%, 10–7–15 (A)	2,400	2,400
NY State Hsng Fin Agy, Maestro West Chelsea Hsng Rev Bonds, Ser 2014A,
0.020%, 10–7–15 (A)	2,250	2,250
NY State Hsng Fin Agy, Riverside Ctr 2 Hsng Rev Bonds, Ser 2013A-2 (GTD by Bank of America N.A.),
0.020%, 10–7–15 (A)	5,000	5,000
NYC GO Bonds, Fiscal 2006 Ser E (GTD by Bank of America N.A.),
0.010%, 10–7–15 (A)	2,600	2,600
NYC Hsng Dev Corp., Multi-Fam Mtg Rev Bonds (Target V Apt), Ser 2006A (GTD by Citibank N.A.),
0.020%, 10–7–15 (A)	3,000	3,000

		17,250

Ohio – 0.3%
Columbus Rgnl Arpt Auth, Cap Funding Rev Bonds (OASBO Expanded Asset Pooled Fin Prog), Sr Ser 2006,
0.020%, 10–7–15 (A)	1,800	1,800

Oregon – 0.1%
Hosp Fac Auth of Clackamas Cnty, OR, Rev Bonds (Legacy Hlth Sys), Ser 2008B (GTD by U.S. Bank N.A.),
0.010%, 10–7–15 (A)	700	700

South Dakota – 0.8%
SD Hlth and Edu Fac Auth, Var Rate Demand Rev Bonds (Sioux Vly Hosp and Hlth Sys), Ser 2001C (GTD by U.S. Bank N.A.),
0.010%, 10–7–15 (A)	4,585	4,585

Tennessee – 1.0%
Johnson City, TN Hlth and Edu Fac, Hosp Rev Bonds (Mountain States Hlth Alliance), Ser 2013A (GTD by U.S. Bank N.A.),
0.010%, 10–7–15 (A)	5,500	5,500

Texas – 2.4%
Harris Cnty Hosp Dist, Sr Lien Rfdg Rev Bonds, Ser 2010 (GTD by JPMorgan Chase & Co.),
0.020%, 10–7–15 (A)	1,500	1,500
Port Arthur Nav Dist Indl Dev Corp., Exempt Fac Var Rate Rev Bonds (Air Prdts Proj), Ser 2006 (GTD by Air Products and Chemicals, Inc.),
0.020%, 10–1–15 (A)	9,220	9,220
Port Arthur Nav Dist Indl Dev Corp., Exempt Fac Var Rate Rev Bonds (Air Prdts Proj), Ser 2005 (GTD by Air Products and Chemicals, Inc.),
0.020%, 10–1–15 (A)	2,250	2,250

		12,970

Wisconsin – 0.7%
WI Hlth and Edu Fac Auth, Var Rate Demand Rev Bonds (Wausau Hosp, Inc.), Ser 1998B (GTD by JPMorgan Chase Bank N.A.),
0.010%, 10–7–15 (A)	4,000	4,000

Wyoming – 0.4%
Uinta Cnty, WY, Pollutn Ctl Rfdg Rev Bonds (Chevron USA, Inc. Proj), Ser 1992 (GTD by Chevron Corp.),
0.010%, 10–1–15 (A)	2,381	2,381

TOTAL MUNICIPAL OBLIGATIONS – 25.7%		$141,008
(Cost: $141,008)

UNITED STATES GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
United States Government Agency Obligations – 8.2%
Overseas Private Investment Corp. (GTD by U.S. Government):
0.140%, 10–7–15 (A)	4,339	4,339
0.150%, 10–7–15 (A)	31,408	31,408
0.180%, 10–7–15 (A)	4,300	4,300
0.140%, 10–29–15 (A)	5,100	5,100

		45,147

TOTAL UNITED STATES GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS – 8.2%		$45,147
(Cost: $45,147)

TOTAL INVESTMENT SECURITIES – 99.9%		$548,796
(Cost: $548,796)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.1%		380

NET ASSETS – 100.0%		$549,176

Notes to Schedule of Investments

(A)	Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2015. Date shown represents the date that the variable rate resets.

(B)	Rate shown is the yield to maturity at September 30, 2015.

Each Portfolio’s investments are reported at fair value. Fair value is defined as the price that each Portfolio would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Portfolio.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Portfolio’s investments by the fair value hierarchy levels as of September 30, 2015:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Corporate Obligations	$—	$362,641	$—
Municipal Obligations	—	141,008	—
United States Government and Government Agency Obligations	—	45,147	—
Total	$—	$548,796	$—

During the period ended September 30, 2015, there were no transfers between Level 1 and 2.

The following acronym is used throughout this schedule:

GTD = Guaranteed

For Federal income tax purposes, cost of investments owned at September 30, 2015 and the related unrealized appreciation (depreciation) were as follows:

Cost	$548,796
Gross unrealized appreciation	—
Gross unrealized depreciation	—
Net unrealized appreciation	$—

SCHEDULE OF INVESTMENTS Real Estate Securities (in thousands)	SEPTEMBER 30, 2015 (UNAUDITED)

COMMON STOCKS	Shares	Value
Financials

Health Care REITs – 4.6%
HCP, Inc.	12	$454
Health Care, Inc.	25	1,666

		2,120

Industrial REITs – 5.4%
DCT Industrial Trust, Inc.	13	422
First Industrial Realty Trust, Inc.	19	400
ProLogis	43	1,670

		2,492

Office REITs – 21.2%
Alexandria Real Estate Equities, Inc.	16	1,312
Boston Properties, Inc.	18	2,143
Douglas Emmett, Inc.	7	198
Duke Realty Corp.	59	1,126
Highwoods Properties, Inc.	17	651
Hudson Pacific Properties, Inc.	17	487
Kilroy Realty Corp.	9	554
Mack-Cali Realty Corp.	20	370
SL Green Realty Corp.	9	984
Vornado Realty Trust	22	2,016

		9,841

Residential REITs – 23.3%
American Campus Communities, Inc.	6	203
Apartment Investment and Management Co., Class A	19	721
AvalonBay Communities, Inc.	13	2,301
Camden Property Trust	10	732
Equity Lifestyle Properties, Inc.	13	750
Equity Residential	34	2,518
Essex Property Trust, Inc.	9	2,000
Mid-America Apartment Communities, Inc.	2	156
Post Properties	3	152
UDR, Inc.	37	1,278

		10,811

Retail REITs – 24.5%
Acadia Realty Trust	17	497
Brixmor Property Group, Inc.	17	392
Federal Realty Investment Trust	10	1,337
General Growth Properties, Inc.	50	1,311
Kimco Realty Corp.	45	1,094
Macerich Co. (The)	8	576
Regency Centers Corp.	10	609
Simon Property Group, Inc.	27	4,894
Weingarten Realty Investors	19	639

		11,349

Specialized REITs – 18.2%
Chesapeake Lodging Trust	13	336
CubeSmart	25	672
Digital Realty Trust, Inc.	6	366
Extra Space Storage, Inc.	14	1,088
Host Hotels & Resorts, Inc.	29	460
Pebblebrook Hotel Trust	25	869
Public Storage, Inc.	12	2,582
Strategic Hotels & Resorts, Inc. (A)	20	270
Sunstone Hotel Investors, Inc.	31	410
Ventas, Inc.	25	1,407

		8,460

Total Financials – 97.2%		45,073

Information Technology
Internet Software & Services – 1.4%
Equinix, Inc.	2	656

Total Information Technology – 1.4%		656

TOTAL COMMON STOCKS – 98.6%		$45,729
(Cost: $42,009)

SHORT-TERM SECURITIES	Principal
Master Note – 0.6%
Toyota Motor Credit Corp.,
0.200%, 10–7–15 (B)	$282	282

TOTAL SHORT-TERM SECURITIES – 0.6%		$282
(Cost: $282)

TOTAL INVESTMENT SECURITIES – 99.2%		$46,011
(Cost: $42,291)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.8%		380

NET ASSETS – 100.0%		$46,391

Notes to Schedule of Investments

(A)	No dividends were paid during the preceding 12 months.

(B)	Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2015. Date shown represents the date that the variable rate resets.

Each Portfolio’s investments are reported at fair value. Fair value is defined as the price that each Portfolio would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Portfolio.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Portfolio’s investments by the fair value hierarchy levels as of September 30, 2015:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$45,729	$—	$—
Short-Term Securities	—	282	—
Total	$45,729	$282	$—

During the period ended September 30, 2015, there were no transfers between Level 1 and 2.

The following acronym is used throughout this schedule:

REIT = Real Estate Investment Trust

For Federal income tax purposes, cost of investments owned at September 30, 2015 and the related unrealized appreciation (depreciation) were as follows:

Cost	$42,291
Gross unrealized appreciation	5,543
Gross unrealized depreciation	(1,823)
Net unrealized appreciation	$3,720

SCHEDULE OF INVESTMENTS Science and Technology (in thousands)	SEPTEMBER 30, 2015 (UNAUDITED)

COMMON STOCKS	Shares	Value
Consumer Discretionary

Automobile Manufacturers – 2.0%
Tesla Motors, Inc. (A)	44	$11,004

Consumer Electronics – 3.0%
Garmin Ltd.	149	5,353
Harman International Industries, Inc.	110	10,588

		15,941

Total Consumer Discretionary – 5.0%		26,945
Consumer Staples

Agricultural Products – 0.2%
Arcadia Biosciences, Inc. (A)	299	913

Total Consumer Staples – 0.2%		913
Financials

Specialized REITs – 1.3%
QTS Realty Trust, Inc., Class A	159	6,934

Total Financials – 1.3%		6,934
Health Care

Biotechnology – 8.0%
Evogene Ltd. (A)	175	1,447
FibroGen, Inc. (A)	113	2,474
Isis Pharmaceuticals, Inc. (A)	318	12,866
PTC Therapeutics, Inc. (A)	95	2,534
Seres Therapeutics, Inc. (A)	26	783
Spark Therapeutics, Inc. (A)	12	488
Vertex Pharmaceuticals, Inc. (A)	216	22,536

		43,128

Health Care Equipment – 1.7%
Avinger, Inc. (A)	133	1,961
Cardiovascular Systems, Inc. (A)	86	1,356
Intuitive Surgical, Inc. (A)	13	5,791

		9,108

Health Care Facilities – 2.1%
Tenet Healthcare Corp. (A)	312	11,534

Health Care Technology – 3.4%
Cerner Corp. (A)(B)	308	18,444

Life Sciences Tools & Services – 1.7%
PRA Health Sciences, Inc. (A)	228	8,858

Pharmaceuticals – 2.5%
Teva Pharmaceutical Industries Ltd. ADR	242	13,674

Total Health Care – 19.4%		104,746
Industrials

Building Products – 0.9%
Advanced Drainage Systems, Inc.	172	4,968

Construction & Engineering – 0.7%
Abengoa S.A., Class B (C)	1,361	1,268
Abengoa S.A., Class B ADR	578	2,692

		3,960

Industrial Machinery – 2.0%
Pentair, Inc.	206	10,499

Total Industrials – 3.6%		19,427
Information Technology

Application Software – 10.9%
ACI Worldwide, Inc. (A)	809	17,082
Aspen Technology, Inc. (A)	669	25,350
Globant S.A. (A)	151	4,619
Mobileye N.V. (A)	102	4,630
Silver Spring Networks, Inc. (A)	552	7,114

		58,795

Communications Equipment – 0.9%
Ruckus Wireless, Inc. (A)	398	4,730

Data Processing & Outsourced Services – 15.2%
Alliance Data Systems Corp. (A)	112	29,109
Euronet Worldwide, Inc. (A)(D)	377	27,917
EVERTEC, Inc.	227	4,095
QIWI plc ADR	223	3,588
WNS (Holdings) Ltd. ADR (A)	604	16,871

		81,580

Electronic Components – 1.4%
Universal Display Corp. (A)	229	7,773

Electronic Equipment & Instruments – 0.9%
FLIR Systems, Inc.	168	4,691

Internet Software & Services – 8.4%
21Vianet Group, Inc. ADR (A)	183	3,336
Alibaba Group Holding Ltd. ADR (A)	70	4,146
Facebook, Inc., Class A (A)	150	13,458
Google, Inc., Class A (A)	13	8,554
Google, Inc., Class C (A)	18	10,851
Twitter, Inc. (A)	173	4,655

		45,000

IT Consulting & Other Services – 2.9%
Acxiom Corp. (A)	654	12,929
Virtusa Corp. (A)	56	2,863

		15,792

Semiconductor Equipment – 1.1%
Nanometrics, Inc. (A)	154	1,868
Photronics, Inc. (A)	473	4,283

		6,151

Semiconductors – 16.7%
Cypress Semiconductor Corp.	766	6,528
Dialog Semiconductor plc (A)(C)	139	5,560
Marvell Technology Group Ltd.	506	4,577
Micron Technology, Inc. (A)	1,679	25,144
Microsemi Corp. (A)	508	16,656
NXP Semiconductors N.V. (A)	198	17,205
Rambus, Inc. (A)	667	7,865
Semtech Corp. (A)	367	5,548
Silicon Laboratories, Inc. (A)	26	1,068

		90,151

Systems Software – 2.7%
Microsoft Corp.	331	14,650

Total Information Technology – 61.1%		329,313
Materials

Commodity Chemicals – 0.4%
BioAmber, Inc. (A)	369	1,973

Fertilizers & Agricultural Chemicals – 0.1%
Marrone Bio Innovations, Inc. (A)	280	590

Total Materials – 0.5%		2,563
Telecommunication Services

Alternative Carriers – 1.5%
Zayo Group Holdings, Inc. (A)	324	8,204

Integrated Telecommunication Services – 0.5%
China Unicom Ltd. (C)	2,080	2,646

Total Telecommunication Services – 2.0%		10,850
Utilities

Renewable Electricity – 0.9%
Abengoa Yield plc	283	4,685

Total Utilities – 0.9%		4,685

TOTAL COMMON STOCKS – 94.0%		$506,376
(Cost: $379,284)

WARRANTS
Commodity Chemicals – 0.1%
BioAmber, Inc., expires 5–9–17 (E)	201	358

Fertilizers & Agricultural Chemicals – 0.0%
Marrone Bio Innovations, Inc., expires 8–20–20 (E)(F)	230	22

TOTAL WARRANTS – 0.1%		$380
(Cost: $24)

CORPORATE DEBT SECURITIES	Principal
Materials

Fertilizers & Agricultural Chemicals – 0.4%
Marrone Bio Innovations, Inc.,
8.000%, 8–20–20 (F)	$2,300	2,300

Total Materials – 0.4%		2,300

TOTAL CORPORATE DEBT SECURITIES – 0.4%		$2,300
(Cost: $2,300)

SHORT-TERM SECURITIES
Commercial Paper (G) – 4.8%
EMC Corp.,
0.190%, 10–7–15	4,000	4,000
General Mills, Inc.,
0.310%, 10–5–15	5,000	5,000
J.M. Smucker Co. (The),
0.280%, 10–1–15	7,619	7,619
Mondelez International, Inc.,
0.260%, 10–20–15	5,000	4,999
Monsanto Co.,
0.310%, 11–23–15	4,000	3,998

		25,616

Master Note – 0.8%
Toyota Motor Credit Corp.,
0.200%, 10–7–15 (H)	4,284	4,284

TOTAL SHORT-TERM SECURITIES – 5.6%		$29,900
(Cost: $29,899)

TOTAL INVESTMENT SECURITIES – 100.1%		$538,956
(Cost: $411,507)

LIABILITIES, NET OF CASH AND OTHER ASSETS – (0.1)%		(354)

NET ASSETS – 100.0%		$538,602

Notes to Schedule of Investments

(A)	No dividends were paid during the preceding 12 months.

(B)	All or a portion of securities with an aggregate value of $546 are held in collateralized accounts for OTC derivatives collateral as governed by International Swaps and Derivatives Association, Inc. Master Agreements.

(C)	Listed on an exchange outside the United States.

(D)	All or a portion of securities with an aggregate value of $593 are held in collateralized accounts to cover potential obligations with respect to outstanding written options.

(E)	Warrants entitle the Fund to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date, if any.

(F)	Restricted securities. At September 30, 2015, the Fund owned the following restricted securities:

Security	Acquisition Date(s)	Principal	Cost	Market Value
Marrone Bio Innovations, Inc., 8.000%, 8-20-20	8-20-15	$ 2,300	$2,300	$2,300
Marrone Bio Innovations, Inc., expires 8-20-20	8-20-15	230	$—	$22
			$2,300	$2,322

The total value of these securities represented 0.4% of net assets at September 30, 2015.

(G)	Rate shown is the yield to maturity at September 30, 2015.

(H)	Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2015. Date shown represents the date that the variable rate resets.

The following written options were outstanding at September 30, 2015 (contracts and exercise prices unrounded):

Underlying Security	Counterparty, if OTC	Type	Number of Contracts	Expiration Month	Exercise Price	Premium Received	Value
Apple, Inc.	Citibank N.A.	Put	507	October 2015	$110.00	$181	$(141)
	Citibank N.A.	Put	507	October 2015	115.00	286	(285)
						$467	$(426)

Each Portfolio’s investments are reported at fair value. Fair value is defined as the price that each Portfolio would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Portfolio.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Portfolio’s investments by the fair value hierarchy levels as of September 30, 2015.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks
Consumer Discretionary	$26,945	$—	$—
Consumer Staples	913	—	—
Financials	6,934	—	—
Health Care	104,746	—	—
Industrials	18,159	1,268	—
Information Technology	323,753	5,560	—
Materials	2,563	—	—
Telecommunication Services	8,204	2,646	—
Utilities	4,685	—	—
Total Common Stocks	$496,902	$9,474	$—
Warrants	358	22	—
Corporate Debt Securities	—	—	2,300
Short-Term Securities	—	29,900	—
Total	$497,260	$39,396	$2,300
Liabilities
Written Options	$—	$426	$—

During the period ended September 30, 2015, there were no transfers between Level 1 and 2.

The following acronyms are used throughout this schedule:

ADR = American Depositary Receipts

REIT = Real Estate Investment Trust

For Federal income tax purposes, cost of investments owned at September 30, 2015 and the related unrealized appreciation (depreciation) were as follows:

Cost	$411,507
Gross unrealized appreciation	174,316
Gross unrealized depreciation	(46,867)
Net unrealized appreciation	$127,449

SCHEDULE OF INVESTMENTS Small Cap Growth (in thousands)	SEPTEMBER 30, 2015 (UNAUDITED)

COMMON STOCKS	Shares	Value
Consumer Discretionary

Apparel Retail – 0.7%
Boot Barn Holdings, Inc. (A)	168	$3,104

Auto Parts & Equipment – 4.0%
Gentherm, Inc. (A)	84	3,753
Motorcar Parts of America, Inc. (A)	421	13,201

		16,954

Automotive Retail – 2.6%
Lithia Motors, Inc.	101	10,873

Casinos & Gaming – 0.8%
Penn National Gaming, Inc. (A)	199	3,338

Consumer Electronics – 0.8%
Harman International Industries, Inc.	35	3,328

Footwear – 3.5%
Skechers USA, Inc. (A)	112	15,001

Homebuilding – 3.4%
LGI Homes, Inc. (A)	289	7,868
M/I Homes, Inc. (A)	184	4,327
TopBuild Corp. (A)	67	2,069

		14,264

Internet Retail – 1.2%
NutriSystem, Inc.	196	5,187

Leisure Facilities – 2.1%
Vail Resorts, Inc.	84	8,814

Leisure Products – 1.0%
Nautilus Group, Inc. (The) (A)	279	4,186

Movies & Entertainment – 1.4%
IMAX Corp. (A)	171	5,771

Restaurants – 1.6%
Carrols Restaurant Group, Inc. (A)	174	2,068
Red Robin Gourmet Burgers, Inc. (A)	65	4,931

		6,999

Total Consumer Discretionary – 23.1%		97,819
Consumer Staples

Packaged Foods & Meats – 1.7%
J&J Snack Foods Corp.	61	6,911

Total Consumer Staples – 1.7%		6,911
Energy

Oil & Gas Storage & Transportation – 1.1%
Tallgrass Energy GP L.P., Class A	241	4,781

Total Energy – 1.1%		4,781
Financials

Consumer Finance – 3.1%
Portfolio Recovery Associates, Inc. (A)	251	13,305

Investment Banking & Brokerage – 1.1%
Evercore Partners, Inc.	91	4,572

Regional Banks – 2.8%
Cathay General Bancorp	198	5,944
Columbia Banking System, Inc.	189	5,886

		11,830

Total Financials – 7.0%		29,707
Health Care

Biotechnology – 1.4%
Insys Therapeutics, Inc. (A)	213	6,071

Health Care Equipment – 7.8%
AtriCure, Inc. (A)	446	9,767
Cardiovascular Systems, Inc. (A)	230	3,636
DexCom, Inc. (A)	126	10,848
K2M Group Holdings, Inc. (A)	478	8,883

		33,134

Health Care Facilities – 3.1%
Acadia Healthcare Co., Inc. (A)	122	8,070
Surgical Care Affiliates, Inc. (A)	152	4,954

		13,024

Health Care Services – 3.7%
AMN Healthcare Services, Inc. (A)	230	6,893
ExamWorks Group, Inc. (A)	306	8,942

		15,835

Health Care Supplies – 2.4%
LDR Holding Corp. (A)	129	4,448
Penumbra, Inc. (A)	31	1,243
Vascular Solutions, Inc. (A)	136	4,392

		10,083

Pharmaceuticals – 6.1%
Akorn, Inc. (A)	221	6,303
Aratana Therapeutics, Inc. (A)	326	2,756
Lannett Co., Inc. (A)	80	3,330
Revance Therapeutics, Inc. (A)	206	6,141
ZS Pharma, Inc. (A)	110	7,216

		25,746

Total Health Care – 24.5%		103,893
Industrials

Aerospace & Defense – 0.8%
Astronics Corp. (A)	85	3,420

Building Products – 3.5%
American Woodmark Corp. (A)	93	6,001
Apogee Enterprises, Inc.	194	8,655

		14,656

Human Resource & Employment Services – 2.4%
Korn/Ferry International	139	4,606
WageWorks, Inc. (A)	129	5,794

		10,400

Industrial Machinery – 1.3%
Barnes Group, Inc.	154	5,535

Total Industrials – 8.0%		34,011
Information Technology

Application Software – 9.0%
BroadSoft, Inc. (A)	203	6,094
HubSpot, Inc. (A)	45	2,091
Paycom Software, Inc. (A)	148	5,325
Synchronoss Technologies, Inc. (A)	206	6,753
Tyler Technologies, Inc. (A)	82	12,236
Ultimate Software Group, Inc. (The) (A)	31	5,605

		38,104

Communications Equipment – 2.0%
Dycom Industries, Inc. (A)	119	8,582

Electronic Manufacturing Services – 1.2%
IPG Photonics Corp. (A)	69	5,247

Home Entertainment Software – 1.9%
Take-Two Interactive Software, Inc. (A)	272	7,820

Internet Software & Services – 6.4%
Cornerstone OnDemand, Inc. (A)	193	6,359
Demandware, Inc. (A)	100	5,162
GrubHub, Inc. (A)	172	4,186
LogMeIn, Inc. (A)	102	6,946
Textura Corp. (A)	173	4,480

		27,133

Semiconductors – 4.3%
Ambarella, Inc. (A)	48	2,762
Integrated Device Technology, Inc. (A)	583	11,834
Mellanox Technologies Ltd. (A)	91	3,428

		18,024

Systems Software – 2.1%
Barracuda Networks, Inc. (A)	272	4,241
Imperva, Inc. (A)	73	4,773

		9,014

Total Information Technology – 26.9%		113,924
Materials

Specialty Chemicals – 1.3%
Flotek Industries, Inc. (A)	331	5,531

Total Materials – 1.3%		5,531

TOTAL COMMON STOCKS – 93.6%		$396,577
(Cost: $358,797)

SHORT-TERM SECURITIES	Principal
Commercial Paper (B) – 5.2%
J.M. Smucker Co. (The),
0.280%, 10–1–15	$7,136	7,136
L Air Liquide S.A.,
0.180%, 10–2–15	3,000	3,000
Northern Illinois Gas Co.,
0.310%, 10–7–15	12,000	11,999

		22,135

Master Note – 1.2%
Toyota Motor Credit Corp.,
0.200%, 10–7–15 (C)	4,989	4,989

TOTAL SHORT-TERM SECURITIES – 6.4%		$27,124
(Cost: $27,125)

TOTAL INVESTMENT SECURITIES – 100.0%		$423,701
(Cost: $385,922)

LIABILITIES, NET OF CASH AND OTHER ASSETS – 0.0%		(120)

NET ASSETS – 100.0%		$423,581

Notes to Schedule of Investments

(A)	No dividends were paid during the preceding 12 months.

(B)	Rate shown is the yield to maturity at September 30, 2015.

(C)	Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2015. Date shown represents the date that the variable rate resets.

Each Portfolio’s investments are reported at fair value. Fair value is defined as the price that each Portfolio would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Portfolio.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Portfolio’s investments by the fair value hierarchy levels as of September 30, 2015:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$396,577	$—	$—
Short-Term Securities	—	27,124	—
Total	$396,577	$27,124	$—

During the period ended September 30, 2015, there were no transfers between Level 1 and 2.

For Federal income tax purposes, cost of investments owned at September 30, 2015 and the related unrealized appreciation (depreciation) were as follows:

Cost	$385,922
Gross unrealized appreciation	68,141
Gross unrealized depreciation	(30,362)
Net unrealized appreciation	$37,779

SCHEDULE OF INVESTMENTS Small Cap Value (in thousands)	SEPTEMBER 30, 2015 (UNAUDITED)

COMMON STOCKS	Shares	Value
Consumer Discretionary

Apparel Retail – 0.6%
Men’s Wearhouse, Inc. (The)	44	$1,858

Automotive Retail – 2.8%
Monro Muffler Brake, Inc.	128	8,644

Homebuilding – 1.4%
Beazer Homes USA, Inc. (A)	338	4,505

Internet Retail – 5.1%
FTD Co., Inc. (A)	160	4,774
NutriSystem, Inc.	213	5,649
Travelport Worldwide Ltd.	408	5,392

		15,815

Leisure Products – 0.8%
Callaway Golf Co.	294	2,451

Movies & Entertainment – 2.3%
Carmike Cinemas, Inc. (A)	361	7,250

Restaurants – 3.3%
Krispy Kreme Doughnuts, Inc. (A)	708	10,352

Total Consumer Discretionary – 16.3%		50,875
Consumer Staples

Food Retail – 2.3%
Smart & Final Stores, Inc. (A)	459	7,209

Packaged Foods & Meats – 8.7%
B&G Foods, Inc.	307	11,183
Diamond Foods, Inc. (A)	285	8,800
TreeHouse Foods, Inc. (A)	94	7,273

		27,256

Total Consumer Staples – 11.0%		34,465
Energy

Oil & Gas Exploration & Production – 1.7%
Laredo Petroleum Holdings, Inc. (A)	565	5,324

Total Energy – 1.7%		5,324
Financials

Consumer Finance – 2.6%
Portfolio Recovery Associates, Inc. (A)	156	8,229

Investment Banking & Brokerage – 2.3%
Greenhill & Co., Inc.	246	7,001

Property & Casualty Insurance – 2.1%
Argo Group International Holdings Ltd.	115	6,522

Regional Banks – 13.1%
BankUnited, Inc.	315	11,268
First Horizon National Corp.	297	4,211
PrivateBancorp, Inc.	119	4,577
Synovus Financial Corp.	236	6,975
Webster Financial Corp.	231	8,227
Western Alliance Bancorporation (A)	187	5,749

		41,007

Reinsurance – 4.4%
Endurance Specialty Holdings Ltd.	95	5,804
Reinsurance Group of America, Inc.	88	7,981

		13,785

Retail REITs – 1.5%
Kite Realty Group Trust	193	4,605

Total Financials – 26.0%		81,149
Health Care

Health Care Facilities – 3.3%
HealthSouth Corp.	21	824
LifePoint Health, Inc. (A)	136	9,624

		10,448

Total Health Care – 3.3%		10,448
Industrials

Aerospace & Defense – 0.5%
KLX, Inc. (A)	46	1,648

Building Products – 4.2%
Continental Building Products, Inc. (A)	230	4,727
Masonite International Corp. (A)	140	8,469

		13,196

Commercial Printing – 1.7%
Deluxe Corp.	94	5,256

Diversified Support Services – 1.4%
G&K Services, Inc. (A)	65	4,328

Industrial Machinery – 2.6%
CLARCOR, Inc.	58	2,742
Woodward, Inc.	129	5,254

		7,996

Marine – 4.2%
Kirby Corp. (A)	63	3,903
Matson, Inc.	238	9,169

		13,072

Office Services & Supplies – 1.4%
Avery Dennison Corp.	77	4,367

Total Industrials – 16.0%		49,863
Information Technology

Electronic Manufacturing Services – 0.8%
Plexus Corp. (A)	66	2,554

Home Entertainment Software – 2.6%
Take-Two Interactive Software, Inc. (A)	283	8,139

Semiconductor Equipment – 0.9%
Teradyne, Inc.	153	2,756

Semiconductors – 1.2%
Fairchild Semiconductor International, Inc. (A)	261	3,663

Technology Distributors – 1.1%
Ingram Micro, Inc., Class A	123	3,337

Total Information Technology – 6.6%		20,449
Materials

Aluminum – 1.8%
Kaiser Aluminum Corp.	70	5,603

Paper Products – 1.6%
Schweitzer-Mauduit International, Inc.	150	5,144

Specialty Chemicals – 4.7%
Flotek Industries, Inc. (A)	876	14,636

Steel – 1.4%
Allegheny Technologies, Inc.	301	4,263

Total Materials – 9.5%		29,646
Utilities

Electric Utilities – 2.2%
Great Plains Energy, Inc.	258	6,982

Gas Utilities – 2.7%
Southwest Gas Corp.	143	8,318

Total Utilities – 4.9%		15,300

TOTAL COMMON STOCKS – 95.3%		$297,519
(Cost: $302,359)

SHORT-TERM SECURITIES	Principal
Commercial Paper (B) – 3.2%
General Mills, Inc.,
0.310%, 10–5–15	$3,000	3,000
J.M. Smucker Co. (The),
0.280%, 10–1–15	2,187	2,187
Northern Illinois Gas Co.,
0.310%, 10–7–15	5,000	4,999

		10,186

Master Note – 0.3%
Toyota Motor Credit Corp.,
0.200%, 10–7–15 (C)	800	800

TOTAL SHORT-TERM SECURITIES – 3.5%		$10,986
(Cost: $10,987)

TOTAL INVESTMENT SECURITIES – 98.8%		$308,505
(Cost: $313,346)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 1.2%		3,782

NET ASSETS – 100.0%		$312,287

Notes to Schedule of Investments

(A)	No dividends were paid during the preceding 12 months.

(B)	Rate shown is the yield to maturity at September 30, 2015.

(C)	Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2015. Date shown represents the date that the variable rate resets.

Each Portfolio’s investments are reported at fair value. Fair value is defined as the price that each Portfolio would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Portfolio.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Portfolio’s investments by the fair value hierarchy levels as of September 30, 2015.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$297,519	$—	$—
Short-Term Securities	—	10,986	—
Total	$297,519	$10,986	$—

During the period ended September 30, 2015, there were no transfers between Level 1 and 2.

The following acronym is used throughout this schedule:

REIT = Real Estate Investment Trust

For Federal income tax purposes, cost of investments owned at September 30, 2015 and the related unrealized appreciation (depreciation) were as follows:

Cost	$313,346
Gross unrealized appreciation	20,201
Gross unrealized depreciation	(25,042)
Net unrealized depreciation	$(4,841)

SCHEDULE OF INVESTMENTS Value (in thousands)	SEPTEMBER 30, 2015 (UNAUDITED)

COMMON STOCKS	Shares	Value
Consumer Discretionary

Auto Parts & Equipment – 2.8%
Magna International, Inc.	213	$10,245

Cable & Satellite – 5.6%
Comcast Corp., Class A	177	10,051
Time Warner Cable, Inc. (A)	59	10,583

		20,634

Casinos & Gaming – 2.3%
Las Vegas Sands, Inc.	224	8,520

Department Stores – 2.1%
Macy’s, Inc.	150	7,713

Homebuilding – 1.7%
Pulte Homes, Inc.	332	6,265

Hotels, Resorts & Cruise Lines – 2.3%
Wyndham Worldwide Corp.	121	8,700

Total Consumer Discretionary – 16.8%		62,077
Consumer Staples

Agricultural Products – 2.7%
Ingredion, Inc.	113	9,822

Brewers – 2.4%
Molson Coors Brewing Co., Class B (A)	108	8,925

Drug Retail – 1.5%
CVS Caremark Corp.	59	5,644

Soft Drinks – 1.7%
Coca-Cola Enterprises, Inc.	131	6,315

Tobacco – 3.0%
Philip Morris International, Inc. (A)	139	11,011

Total Consumer Staples – 11.3%		41,717
Energy

Oil & Gas Refining & Marketing – 3.9%
Marathon Petroleum Corp. (A)	212	9,831
NuStar Energy L.P.	101	4,545

		14,376

Oil & Gas Storage & Transportation – 1.5%
VTTI Energy Partners L.P.	282	5,527

Total Energy – 5.4%		19,903
Financials

Asset Management & Custody Banks – 2.0%
State Street Corp.	109	7,312

Consumer Finance – 4.4%
Capital One Financial Corp.	223	16,194

Life & Health Insurance – 2.2%
MetLife, Inc.	169	7,959

Multi-Line Insurance – 6.0%
American International Group, Inc.	392	22,268

Other Diversified Financial Services – 8.6%
Citigroup, Inc. (A)	358	17,780
JPMorgan Chase & Co.	228	13,895

		31,675

Property & Casualty Insurance – 2.8%
Allstate Corp. (The)	177	10,326

Regional Banks – 0.9%
First Republic Bank	54	3,377

Reinsurance – 2.6%
Reinsurance Group of America, Inc.	108	9,738

Total Financials – 29.5%		108,849

Health Care

Biotechnology – 2.4%
Amgen, Inc.	63	8,756

Health Care Facilities – 2.6%
HCA Holdings, Inc. (B)	126	9,770

Managed Health Care – 3.8%
Anthem, Inc.	31	4,298
Cigna Corp.	15	2,012
Humana, Inc.	44	7,786

		14,096

Pharmaceuticals – 2.3%
Teva Pharmaceutical Industries Ltd. ADR	149	8,424

Total Health Care – 11.1%		41,046
Information Technology

Semiconductor Equipment – 2.1%
Lam Research Corp.	121	7,925

Semiconductors – 2.2%
Micron Technology, Inc. (B)	537	8,041

Systems Software – 4.2%
Microsoft Corp.	351	15,522

Technology Hardware, Storage & Peripherals – 5.8%
SanDisk Corp. (A)	171	9,291
Western Digital Corp.	151	12,003

		21,294

Total Information Technology – 14.3%		52,782
Materials

Diversified Chemicals – 2.4%
Dow Chemical Co. (The)	210	8,891

Total Materials – 2.4%		8,891
Utilities

Electric Utilities – 3.1%
Exelon Corp.	390	11,595

Total Utilities – 3.1%		11,595

TOTAL COMMON STOCKS – 93.9%		$346,860
(Cost: $360,882)

SHORT-TERM SECURITIES	Principal
Commercial Paper (C) – 3.6%
General Mills, Inc., 0.300%, 10–2–15	$5,000	5,000
J.M. Smucker Co. (The), 0.280%, 10–1–15	4,242	4,242
Mondelez International, Inc., 0.280%, 10–29–15	4,000	3,999

		13,241

Master Note – 0.5%
Toyota Motor Credit Corp., 0.200%, 10–7–15 (D)	1,922	1,922

Municipal Obligations – 1.4%
MS Business Fin Corp., Gulf Opp Zone Indl Dev Rev Bonds (Chevron USA, Inc. Proj), Ser 2007B (GTD by Chevron Corp.), 0.010%, 10–1–15 (D)	5,000	5,000

TOTAL SHORT-TERM SECURITIES – 5.5%		$20,163
(Cost: $20,163)

TOTAL INVESTMENT SECURITIES – 99.4%		$367,023
(Cost: $381,045)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.6%		2,205

NET ASSETS – 100.0%		$369,228

Notes to Schedule of Investments

(A)	All or a portion of securities with an aggregate value of $11,369 are held in collateralized accounts to cover potential obligations with respect to outstanding written options.

(B)	No dividends were paid during the preceding 12 months.

(C)	Rate shown is the yield to maturity at September 30, 2015.

(D)	Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2015. Date shown represents the date that the variable rate resets.

The following written options were outstanding at September 30, 2015 (contracts and exercise prices unrounded):

Underlying Security	Counterparty, if OTC	Type	Number of Contracts	Expiration Month	Exercise Price	Premium Received	Value
Energizer Holdings, Inc.	Deutsche Bank AG	Put	463	November 2015	$30.00	$91	$(11)
First Republic Bank	N/A	Put	134	November 2015	55.00	16	(9)
JPMorgan Chase & Co.	N/A	Put	184	December 2015	55.00	18	(23)
Molson Coors Brewing Co., Class B	N/A	Call	219	November 2015	90.00	54	(50)
Philip Morris International, Inc.	N/A	Call	238	October 2015	85.50	12	(5)
Time Warner Cable, Inc.	N/A	Call	104	October 2015	195.00	40	(7)
	N/A	Call	102	October 2015	200.00	21	(4)
VTTI Energy Partners L.P.	Goldman Sachs International	Put	618	October 2015	20.00	18	(74)
						$270	$(183)

Each Portfolio’s investments are reported at fair value. Fair value is defined as the price that each Portfolio would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Portfolio.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Portfolio’s investments by the fair value hierarchy levels as of September 30, 2015.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$346,860	$—	$—
Short-Term Securities	—	20,163	—
Total	$346,860	$20,163	$—
Liabilities
Written Options	$84	$99	$—

During the period ended September 30, 2015, there were no transfers between Level 1 and 2.

The following acronyms are used throughout this schedule:

ADR = American Depositary Receipts

GTD = Guaranteed

OTC = Over the Counter

For Federal income tax purposes, cost of investments owned at September 30, 2015 and the related unrealized appreciation (depreciation) were as follows:

Cost	$381,045
Gross unrealized appreciation	19,313
Gross unrealized depreciation	(33,335)
Net unrealized depreciation	$(14,022)

ITEM 2.    CONTROLS AND PROCEDURES.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer, or persons performing similar functions, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, have concluded that such controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective and adequately designed to ensure that information required to be disclosed by the Registrant in its reports that it files or submits is accumulated and communicated to the Registrant’s management, including the Principal Executive Officer and Principal Financial Officer, or persons performing similar functions, as appropriate, to allow timely decisions regarding required disclosure.

(b)	There were no significant changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.    EXHIBITS.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)).

Attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

IVY FUNDS VARIABLE INSURANCE PORTFOLIOS
(Registrant)

By	/s/ Mara D. Herrington
Mara D. Herrington, Vice President and Secretary

Date: November 25, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Henry J. Herrmann
Henry J. Herrmann, Principal Executive Officer

Date: November 25, 2015

By	/s/ Joseph W. Kauten
Joseph W. Kauten, Principal Financial Officer

Date: November 25, 2015